UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.30%)
Consumer Discretionary (15.26%)
Advance Auto Parts Inc.	17,175	$2,237,903
AMC Networks Inc. Class A (a)	73,600	4,299,712
Best Buy Co. Inc.	68,500	2,300,915
Chipotle Mexican Grill Inc. (a)	4,100	2,733,019
Comcast Corp. Class A	131,100	7,050,558
Delphi Automotive PLC	25,400	1,558,036
DIRECTV (a)	29,400	2,543,688
Ford Motor Co.	129,200	1,910,868
Goodyear Tire & Rubber Co., The	90,500	2,043,942
Harman International Industries Inc.	20,500	2,009,820
Home Depot Inc., The	54,500	4,999,830
Lear Corp.	27,400	2,367,634
Macy’s Inc.	40,400	2,350,472
Marriott International Inc. Class A	35,400	2,474,460
Polaris Industries Inc.	17,800	2,666,262
Priceline Group Inc., The	1,800	2,085,444
Starbucks Corp.	26,400	1,992,144
Target Corp.	116,400	7,295,952
Time Warner Inc.	89,900	6,761,379
Twenty-First Century Fox Inc. Class A	71,700	2,458,593
Under Armour Inc. Class A (a)	43,200	2,985,120
Viacom Inc. Class B	52,300	4,023,962

		71,149,713

Consumer Staples (8.04%)
Colgate-Palmolive Co.	64,900	4,232,778
Constellation Brands Inc. Class A (a)	27,400	2,388,184
Costco Wholesale Corp.	18,000	2,255,760
General Mills Inc.	62,300	3,143,035
Herbalife Ltd.	30,900	1,351,875
Hershey Co., The	21,300	2,032,659
JM Smucker Co., The	22,400	2,217,376
Keurig Green Mountain Inc.	19,400	2,524,522
Kroger Co., The	53,300	2,771,600
McCormick & Company Inc.	63,000	4,214,700
Nu Skin Enterprises Inc. Class A	17,800	801,534
PepsiCo Inc.	78,300	7,288,947
Walgreen Co.	38,400	2,275,968

		37,498,938

Energy (6.71%)
Baker Hughes Inc.	31,000	2,016,860
Chevron Corp.	35,000	4,176,200
EOG Resources Inc.	42,200	4,178,644
EQT Corp.	22,600	2,068,804
Exxon Mobil Corp.	44,100	4,147,605
Marathon Petroleum Corp.	25,600	2,167,552
Noble Energy Inc.	34,200	2,337,912
Occidental Petroleum Corp.	43,900	4,220,985
ONEOK Inc.	35,000	2,294,250
Southwestern Energy Co. (a)	48,300	1,688,085
Valero Energy Corp.	42,900	1,984,983

		31,281,880

	Shares	Value
Common Stocks (Cont.)
Financials (13.08%)
American International Group Inc.	80,700	$4,359,414
Arch Capital Group Ltd. (a)	37,000	2,024,640
Bank of America Corp.	434,100	7,401,405
Capital One Financial Corp.	85,300	6,962,186
CIT Group Inc.	100,900	4,637,364
Discover Financial Services	38,200	2,459,698
Federal Realty Investment Trust	19,600	2,321,816
Hartford Financial Services Group Inc., The	117,300	4,369,425
Invesco Ltd.	120,038	4,739,100
JPMorgan Chase & Co.	113,000	6,807,120
McGraw Hill Financial Inc.	29,400	2,482,830
MetLife Inc.	43,300	2,326,076
Prudential Financial Inc.	25,200	2,216,088
Wells Fargo & Co.	152,200	7,894,614

		61,001,776

Health Care (11.10%)
Abbott Laboratories	113,200	4,707,987
Actavis PLC (a)	11,700	2,822,976
Alexion Pharmaceuticals Inc. (a)	14,500	2,404,390
Alkermes PLC	53,600	2,297,832
Becton, Dickinson and Co.	38,300	4,358,923
Cigna Corp.	49,600	4,498,224
Cooper Companies Inc., The	17,000	2,647,750
DaVita HealthCare Partners Inc. (a)	32,200	2,355,108
Express Scripts Holding Co. (a)	64,200	4,534,446
HCA Holdings Inc. (a)	65,200	4,597,905
Illumina Inc. (a)	21,900	3,589,848
Incyte Corp. (a)	45,600	2,236,680
Johnson & Johnson	44,900	4,785,891
Regeneron Pharmaceuticals Inc. (a)	11,100	4,001,772
Waters Corp. (a)	19,600	1,942,752

		51,782,484

Industrials (15.70%)
Avis Budget Group Inc. (a)	39,500	2,168,155
Boeing Co., The	37,800	4,814,964
Cintas Corp.	37,900	2,675,361
Danaher Corp.	29,400	2,233,812
Delta Air Lines Inc.	112,900	4,081,335
FedEx Corp.	23,600	3,810,220
Honeywell International Inc.	94,300	8,781,216
Lockheed Martin Corp.	14,300	2,613,754
MSC Industrial Direct Co. Inc. Class A	47,900	4,093,534
Raytheon Co.	48,700	4,948,894
Snap-on Inc.	20,400	2,470,032
Southwest Airlines Co.	156,000	5,268,120
Union Pacific Corp.	83,400	9,042,228
United Continental Holdings Inc. (a)	98,200	4,594,778
United Rentals Inc. (a)	28,000	3,110,800
United Technologies Corp.	43,600	4,604,160

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WESCO International Inc. (a)	50,100	$3,920,826

		73,232,189

Information Technology (21.60%)
Accenture PLC Class A	28,800	2,342,016
Amdocs Ltd.	137,400	6,303,912
Amphenol Corp. Class A	25,200	2,516,472
Apple Inc.	117,525	11,840,644
ARRIS Group Inc. (a)	153,600	4,355,328
Automatic Data Processing Inc.	28,800	2,392,704
Cognizant Technology Solutions Corp. Class A (a)	47,800	2,140,006
Computer Sciences Corp.	39,600	2,421,540
eBay Inc. (a)	82,500	4,671,975
Electronic Arts Inc. (a)	82,800	2,948,508
F5 Networks Inc. (a)	19,000	2,256,060
Fiserv Inc. (a)	37,500	2,423,812
Freescale Semiconductor Ltd. (a)	112,100	2,189,313
Google Inc. Class A (a)	2,200	1,294,502
Google Inc. Class C (a)	2,200	1,270,192
Hewlett-Packard Co.	74,500	2,642,515
IAC/InterActiveCorp	36,100	2,378,990
Intel Corp.	69,000	2,402,580
International Business Machines Corp.	13,400	2,543,722
Intuit Inc.	29,300	2,568,145
Juniper Networks Inc.	104,000	2,303,600
LinkedIn Corp. Class A (a)	12,600	2,618,154
Microchip Technology Inc.	48,100	2,271,763
Micron Technology Inc. (a)	141,900	4,861,494
Microsoft Corp.	73,000	3,384,280
Oracle Corp.	55,800	2,136,024
Paychex Inc.	52,100	2,302,820
QUALCOMM Inc.	83,800	6,265,726
Skyworks Solutions Inc.	144,000	8,359,200
Visa Inc. Class A	10,900	2,325,733

		100,731,730

Materials (2.01%)
Dow Chemical Co., The	45,900	2,406,996
LyondellBasell Industries NV Class A	23,200	2,520,912
Packaging Corporation of America	31,300	1,997,566
Praxair Inc.	19,000	2,451,000

		9,376,474

Telecommunication Services (2.47%)
Level 3 Communications Inc. (a)	101,200	4,627,876
Verizon Communications Inc.	137,800	6,888,622

		11,516,498

	Shares	Value
Common Stocks (Cont.)
Utilities (1.33%)
Exelon Corp.	60,100	$2,048,809
NextEra Energy Inc.	44,200	4,149,496

		6,198,305

Total Common Stocks
(cost $360,344,605)		453,769,987

Short-term Investments (2.71%)
JPMorgan U.S. Government Money Market Fund	12,637,803	12,637,803

Total Short-term Investments
(cost $12,637,803)		12,637,803

TOTAL INVESTMENTS (100.01%)
(cost $372,982,408)		466,407,790
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(35,377)

NET ASSETS (100.00%)		$466,372,413

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.72%)
Consumer Discretionary (11.29%)
BorgWarner Inc.	16,510	$868,592
Brown Shoe Company Inc.	62,300	1,690,199
Carter’s Inc.	16,020	1,241,870
Cumulus Media Inc. Class A (a)	241,200	972,036
Dillard’s Inc. Class A	7,780	847,864
Foot Locker Inc.	40,720	2,266,068
Harman International Industries Inc.	23,040	2,258,842
hhgregg Inc. (a)	76,400	482,084
HomeAway Inc. (a)	29,110	1,033,405
Kate Spade & Co. (a)	34,520	905,460
Lennar Corp. Class A	48,080	1,866,946
Lions Gate Entertainment Corp.	22,190	731,604
Live Nation Entertainment Inc. (a)	34,640	832,053
LKQ Corp. (a)	56,490	1,502,069
Marriott International Inc. Class A	18,700	1,307,130
Men’s Wearhouse Inc., The	12,910	609,610
Mohawk Industries Inc. (a)	18,570	2,503,607
Outerwall Inc. (a)	23,500	1,318,350
Signet Jewelers Ltd.	10,620	1,209,724
Skechers U.S.A. Inc. Class A (a)	31,700	1,689,927
Tractor Supply Co.	21,250	1,307,088
TripAdvisor Inc. (a)	11,490	1,050,416
Ulta Salon, Cosmetics & Fragrance Inc. (a)	14,320	1,692,194
Zulily Inc. Class A (a)	17,790	674,063

		30,861,201

Consumer Staples (5.65%)
Andersons Inc., The	31,350	1,971,288
Chiquita Brands International Inc. (a)	108,100	1,535,020
Constellation Brands Inc. Class A (a)	7,980	695,537
Fresh Del Monte Produce Inc.	43,400	1,384,460
Hain Celestial Group Inc., The (a)	13,440	1,375,584
Harbinger Group Inc. (a)	128,300	1,683,296
Kroger Co., The	35,840	1,863,680
Pantry Inc., The (a)	68,900	1,393,847
SpartanNash Co.	61,200	1,190,340
Tyson Foods Inc. Class A	59,400	2,338,578

		15,431,630

Energy (8.60%)
Alon USA Energy Inc.	87,800	1,260,808
Cimarex Energy Co.	5,340	675,670
Devon Energy Corp.	16,300	1,111,334
Energy XXI (Bermuda) Ltd.	55,800	633,330
Green Plains Inc.	86,700	3,241,713
Matrix Service Co. (a)	46,000	1,109,520
Nabors Industries Ltd.	90,160	2,052,042
Oasis Petroleum Inc. (a)	18,150	758,852
Pacific Ethanol Inc. (a)	64,800	904,608
Pioneer Energy Services Corp. (a)	162,500	2,278,250
Renewable Energy Group Inc. (a)	138,100	1,401,715
REX American Resources Corp. (a)	26,500	1,931,320
Stone Energy Corp. (a)	55,400	1,737,344
W&T Offshore Inc.	80,400	884,400
Weatherford International PLC (a)	39,780	827,424

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Whiting Petroleum Corp. (a)	34,670	$2,688,658

		23,496,988

Financials (27.63%)
Affiliated Managers Group Inc. (a)	10,570	2,117,805
Ameriprise Financial Inc.	7,290	899,441
Calamos Asset Management Inc. Class A	91,700	1,033,459
Capitol Federal Financial Inc.	123,200	1,456,224
Cash America International Inc.	42,100	1,843,980
Cathay General Bancorp	57,800	1,435,174
CBRE Group Inc. Class A (a)	30,670	912,126
CNO Financial Group Inc.	93,000	1,577,280
Community Bank System Inc.	40,800	1,370,472
Corporate Office Properties Trust	90,820	2,335,890
CubeSmart	69,900	1,256,802
E*TRADE Financial Corp. (a)	31,550	712,714
East West Bancorp Inc.	49,980	1,699,320
Education Realty Trust Inc.	138,800	1,426,864
EPR Properties	26,900	1,363,292
Essex Property Trust Inc.	5,880	1,051,050
EverBank Financial Corp.	94,300	1,665,338
FBL Financial Group Inc. Class A	32,900	1,470,630
FelCor Lodging Trust Inc.	138,800	1,299,168
First American Financial Corp.	49,100	1,331,592
First Interstate BancSystem Inc.	54,800	1,456,036
Flagstar Bancorp Inc. (a)	83,500	1,405,305
Government Properties Income Trust	59,000	1,292,690
Home Loan Servicing Solutions Ltd.	67,600	1,432,444
Horace Mann Educators Corp.	48,100	1,371,331
Hudson Pacific Properties Inc.	56,200	1,385,892
International Bancshares Corp.	53,400	1,317,111
Invesco Ltd.	33,030	1,304,024
Jones Lang LaSalle Inc.	11,590	1,464,281
Lazard Ltd. Class A	35,210	1,785,147
Maiden Holdings Ltd.	124,000	1,373,920
Nelnet Inc. Class A	33,300	1,434,897
Northwest Bancshares Inc.	101,200	1,224,520
Ocwen Financial Corp. (a)	26,310	688,796
OFG Bancorp	68,300	1,023,134
OneBeacon Insurance Group Ltd. Class A	92,200	1,420,802
PHH Corp. (a)	66,200	1,480,232
Pinnacle Financial Partners Inc.	40,500	1,462,050
Platinum Underwriters Holdings Ltd.	23,900	1,454,793
PrivateBancorp Inc.	84,590	2,530,087
Raymond James Financial Inc.	20,690	1,108,570
RLI Corp.	25,200	1,090,908
SEI Investments Co.	28,200	1,019,712
Signature Bank (a)	18,740	2,100,004
Strategic Hotels & Resorts Inc. (a)	102,830	1,197,970
SunTrust Banks Inc.	50,780	1,931,163
Symetra Financial Corp.	78,600	1,833,738
UMB Financial Corp.	22,500	1,227,375
United Bankshares Inc.	46,300	1,432,059

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United Community Banks Inc.	82,400	$1,356,304
United Financial Bancorp Inc.	38,800	492,372
Webster Financial Corp.	49,400	1,439,516
Westamerica Bancorporation	25,900	1,204,868
Wintrust Financial Corp.	33,500	1,496,445

		75,497,117

Health Care (10.38%)
Addus HomeCare Corp. (a)	57,400	1,125,040
Akorn Inc. (a)	11,400	413,479
Alkermes PLC	33,160	1,421,569
Alliance HealthCare Services Inc. (a)	31,400	709,954
Cooper Companies Inc., The	15,330	2,387,648
Endo International PLC (a)	25,380	1,734,469
Envision Healthcare Holdings (a)	48,040	1,666,027
Greatbatch Inc. (a)	30,600	1,303,866
Illumina Inc. (a)	4,600	754,032
Incyte Corp. (a)	21,200	1,039,860
Jazz Pharmaceuticals PLC (a)	10,350	1,661,796
Kindred Healthcare Inc.	108,500	2,104,900
Magellan Health Inc. (a)	31,200	1,707,576
Medivation Inc. (a)	17,520	1,732,202
MEDNAX Inc. (a)	18,790	1,030,068
PDL BioPharma Inc.	131,300	980,811
Perrigo Co. PLC	14,550	2,185,264
Salix Pharmaceuticals Ltd. (a)	7,270	1,135,865
Select Medical Holdings Corp.	111,400	1,340,142
Universal Health Services Inc. Class B	11,040	1,153,680
Zoetis Inc.	20,980	775,211

		28,363,459

Industrials (14.29%)
Acco Brands Corp. (a)	213,000	1,469,701
Air Lease Corp.	27,740	901,550
American Airlines Group Inc.	37,430	1,328,016
B/E Aerospace Inc. (a)	34,370	2,885,018
Curtiss-Wright Corp.	21,500	1,417,280
Engility Holdings Inc. (a)	34,700	1,081,599
Fortune Brands Home & Security Inc.	61,410	2,524,565
Greenbrier Companies Inc., The	18,600	1,364,868
Hawaiian Holdings Inc. (a)	162,200	2,181,590
Ingersoll-Rand PLC	28,950	1,631,622
ITT Corp.	23,030	1,034,968
JetBlue Airways Corp. (a)	117,100	1,243,602
Kansas City Southern	8,730	1,058,076
Kirby Corp. (a)	14,290	1,684,076
Lydall Inc. (a)	52,200	1,409,922
Matthews International Corp. Class A	41,300	1,812,657
Meritor Inc. (a)	113,800	1,234,730
Quanta Services Inc. (a)	57,600	2,090,304
Republic Airways Holdings Inc. (a)	140,200	1,557,622
Southwest Airlines Co.	33,870	1,143,790
Titan International Inc.	79,900	944,418
United Rentals Inc. (a)	29,690	3,298,559
Wabtec Corp.	16,720	1,354,989
Waste Connections Inc.	21,110	1,024,257

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Werner Enterprises Inc.	54,400	$1,370,880

		39,048,659

Information Technology (13.96%)
Amkor Technology Inc. (a)	241,400	2,030,174
Amphenol Corp. Class A	13,480	1,346,110
Avago Technologies Ltd.	26,000	2,262,000
Cadence Design Systems Inc. (a)	60,070	1,033,805
CoStar Group Inc. (a)	6,640	1,032,786
EarthLink Holdings Corp.	201,700	689,814
Euronet Worldwide Inc. (a)	22,650	1,082,444
FleetCor Technologies Inc. (a)	8,180	1,162,542
Fortinet Inc. (a)	45,290	1,144,252
Gartner Inc. (a)	11,060	812,578
Insight Enterprises Inc. (a)	62,700	1,418,901
Lam Research Corp.	15,980	1,193,706
Mentor Graphics Corp.	63,100	1,293,235
NetSuite Inc. (a)	16,090	1,440,699
NXP Semiconductors NV (a)	43,330	2,965,072
Palo Alto Networks Inc. (a)	13,740	1,347,894
Sanmina Corp. (a)	89,400	1,864,884
ScanSource Inc. (a)	36,100	1,248,699
ServiceNow Inc. (a)	11,050	649,519
ShoreTel Inc. (a)	175,600	1,167,740
SunPower Corp. (a)	24,370	825,656
Sykes Enterprises Inc. (a)	73,500	1,468,530
Synaptics Inc. (a)	12,940	947,208
Take-Two Interactive Software Inc. (a)	67,200	1,550,304
Trimble Navigation Ltd. (a)	22,560	688,080
TTM Technologies Inc. (a)	165,700	1,128,417
Unisys Corp. (a)	61,800	1,446,738
Vantiv Inc. Class A (a)	18,510	571,959
WEX Inc. (a)	3,140	346,405
Xilinx Inc.	20,860	883,421
Yelp Inc. (a)	16,330	1,114,522

		38,158,094

Materials (3.73%)
Alcoa Inc.	79,980	1,286,878
Century Aluminum Co. (a)	60,600	1,573,782
Eagle Materials Inc.	22,990	2,341,072
Ecolab Inc.	11,180	1,283,799
Kaiser Aluminum Corp.	22,300	1,699,706
Noranda Aluminum Holding Corp.	168,000	759,360
Steel Dynamics Inc.	55,310	1,250,559

		10,195,156

Telecommunication Services (0.94%)
Cincinnati Bell Inc. (a)	407,700	1,373,949
FairPoint Communications Inc. (a)	79,400	1,204,498

		2,578,447

Utilities (2.25%)
American Water Works Company Inc.	35,570	1,715,541
Black Hills Corp.	27,900	1,335,852

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
California Water Service Group	31,300	$702,372
DTE Energy Co.	14,090	1,071,967
New Jersey Resources Corp.	26,300	1,328,413

		6,154,145

Total Common Stocks
(cost $242,726,111)		269,784,896

Short-term Investments (1.78%)
JPMorgan U.S. Government Money Market Fund	4,860,579	4,860,579

Total Short-term Investments
(cost $4,860,579)		4,860,579

TOTAL INVESTMENTS (100.50%)
(cost $247,586,690)		274,645,475
LIABILITIES, NET OF OTHER ASSETS (-0.50%)		(1,367,558)

NET ASSETS (100.00%)		$273,277,917

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (a) (96.18%)
Austria (0.40%)
Erste Group Bank AG	24,822	$566,748

Belgium (2.90%)
Anheuser-Busch InBev NV	16,919	1,876,281
UCB SA	24,472	2,217,484

		4,093,765

Brazil (0.82%)
Cielo SA	71,000	1,160,249

Canada (4.12%)
Barrick Gold Corp.	16,344	239,603
Canadian Pacific Railway Ltd.	17,668	3,666,747
Dollarama Inc.	17,090	1,449,663
Potash Corporation of Saskatchewan Inc.	13,463	465,281

		5,821,294

China (4.75%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	28,793	2,558,260
Baidu Inc. Sponsored ADR (b)	9,989	2,179,899
Ctrip.com International Ltd. ADR (b)	23,023	1,306,785
Vipshop Holdings Ltd. ADR (b)	3,546	670,229

		6,715,173

Denmark (1.35%)
Novo Nordisk A/S Class B	40,205	1,914,232

France (11.23%)
Accor SA	13,415	594,128
Air Liquide SA	3,797	462,933
AXA SA	78,693	1,938,410
Compagnie de Saint-Gobain	13,928	636,390
Danone	13,557	907,857
Essilor International SA	12,431	1,363,280
JC Decaux SA	16,908	533,251
Legrand SA	13,485	700,728
L’Oreal SA	6,635	1,052,276
LVMH Moet Hennessy Louis Vuitton SA	4,708	764,495
Pernod Ricard SA	11,105	1,256,873
Safran SA	43,613	2,827,592
Schneider Electric SE (Paris)	23,759	1,822,848
Unibail-Rodamco SE (Amsterdam)	3,697	950,712
Unibail-Rodamco SE (Paris)	253	65,093

		15,876,866

Germany (8.75%)
Allianz SE Reg.	8,256	1,332,781
Bayerische Motoren Werke (BMW) AG	17,592	1,880,132
Daimler AG Registered Shares	14,964	1,142,755
Fresenius Medical Care AG & Co. KGaA	6,738	469,337

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Fresenius SE & Co. KGaA	12,291	$606,794
Infineon Technologies AG	191,222	1,968,235
Linde AG	7,651	1,464,474
SAP SE	22,232	1,604,476
Wirecard AG	39,991	1,470,735
Zalando SE (b)	15,417	418,658

		12,358,377

Hong Kong (3.26%)
Cheung Kong Holdings Ltd.	43,000	706,794
Hang Lung Properties Ltd.	76,000	215,533
MGM China Holdings Ltd.	616,000	1,767,139
Tencent Holdings Ltd.	129,300	1,920,839

		4,610,305

India (0.94%)
Tata Motors Ltd. Sponsored ADR	30,526	1,334,291

Ireland (1.81%)
Alkermes PLC (b)	25,120	1,076,894
Perrigo Co. PLC	9,828	1,476,067

		2,552,961

Italy (1.78%)
Azimut Holding SpA	54,515	1,372,315
Intesa Sanpaolo	233,648	705,319
Pirelli & C. SpA	31,590	435,596

		2,513,230

Japan (8.35%)
Dentsu Inc.	16,400	624,680
Fanuc Corp.	17,300	3,128,752
Japan Tobacco Inc.	42,136	1,369,227
Keyence Corp.	5,000	2,170,932
Komatsu Ltd.	30,600	707,201
LIXIL Group Corp.	7,900	168,538
Mitsubishi Estate Company Ltd.	1,000	22,537
Ono Pharmaceutical Co. Ltd.	12,200	1,083,332
SMC Corp.	4,600	1,268,409
START TODAY Co. Ltd.	34,000	738,440
Tokio Marine Holdings Inc.	16,700	518,160

		11,800,208

Malaysia (0.56%)
Genting Berhad	253,200	732,089
Genting BHD Warrants (b)	59,490	52,590

		784,679

Netherlands (4.35%)
ASML Holding NV	35,372	3,503,545
Heineken NV	15,659	1,169,477
Mobileye NV (b)	7,106	380,811

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Royal Dutch Shell PLC Class A	28,648	$1,093,572

		6,147,405

Panama (0.47%)
Copa Holdings SA Class A	6,168	661,765

Russia (0.46%)
QIWI PLC Sponsored ADR	20,629	651,670

Singapore (0.69%)
United Overseas Bank Ltd.	55,219	968,029

Spain (2.29%)
Banco Bilbao Vizcaya Argentaria SA	171,114	2,059,436
Banco Bilbao Vizcaya Argentaria SA Rights (b)	171,114	17,074
Banco Santander SA	121,297	1,161,252

		3,237,762

Sweden (2.25%)
Atlas Copco AB Class A	46,800	1,335,377
Investor AB B Shares	22,800	802,780
Sandvik AB	42,484	477,152
Volvo AB B Shares	51,785	560,256

		3,175,565

Switzerland (12.37%)
ABB Ltd. Reg.	54,714	1,223,929
Compagnie Financiere Richemont
SA Reg.	14,971	1,223,746
Holcim Ltd. Reg.	14,794	1,076,288
Nestle SA Reg.	21,369	1,570,429
Novartis AG Reg.	40,100	3,776,151
Roche Holding AG	19,151	5,655,346
Swatch Group AG, The	1,894	897,561
Syngenta AG Reg.	2,845	900,857
UBS AG Reg.	66,927	1,163,380

		17,487,687

United Kingdom (14.41%)
Anglo American PLC	23,522	524,583
ARM Holdings PLC	141,635	2,063,510
BG Group PLC	64,179	1,184,798
CRH PLC	28,385	644,980
Diageo PLC	53,872	1,553,783
Domino’s Pizza Group PLC	227,069	2,088,280
Glencore PLC	159,374	882,667
Hargreaves Lansdown PLC	68,616	1,047,188
Liberty Global PLC Series C (b)	91,883	3,768,581
Lloyds Banking Group PLC (b)	1,521,736	1,893,142
Pearson PLC	41,306	829,560
Reckitt Benckiser Group PLC	10,635	919,477
Rolls-Royce Holdings PLC	103,008	1,603,180
Weir Group PLC, The	33,672	1,359,851

		20,363,580

	Shares	Value
Common Stocks (Cont.)
United States (7.87%)
Freeport-McMoRan Inc.	38,316	$1,251,017
Gilead Sciences Inc. (b)	27,266	2,902,466
MasterCard Inc. Class A	38,037	2,811,695
Priceline Group Inc., The (b)	1,801	2,086,603
Schlumberger Ltd.	20,334	2,067,764

		11,119,545

Total Common Stocks
(cost $113,179,192)		135,915,386

Preferred Stocks (a) (1.31%)
Brazil (0.70%)
Banco Bradesco SA	35,289	502,285
Itau Unibanco Holding SA ADR	35,220	488,854

		991,139

Germany (0.61%)
Volkswagen AG	4,193	865,888

Total Preferred Stocks
(cost $1,905,661)		1,857,027

Short-term Investments (3.51%)
State Street Institutional U.S. Government Money Market Fund	4,964,703	4,964,703

Total Short-term Investments
(cost $4,964,703)		4,964,703

TOTAL INVESTMENTS (101.00%)
(cost $120,049,556)		142,737,116
LIABILITIES, NET OF CASH AND OTHER ASSETS (-1.00%)		(1,419,500)

NET ASSETS (100.00%)		$141,317,616

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$45,279,230	31.72
United States Dollar	33,343,238	23.36
Swiss Franc	17,487,687	12.25
British Pound	16,594,999	11.63
Japanese Yen	11,800,208	8.27
Canadian Dollar	5,116,410	3.58
Hong Kong Dollar	4,610,305	3.23
Swedish Krona	3,175,565	2.23
Danish Krone	1,914,232	1.34
Brazilian Real	1,662,534	1.16
Singapore Dollar	968,029	0.68
Malaysian Ringgit	784,679	0.55

Total Investments	$142,737,116	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$26,205,140	18.54
Information Technology	24,444,856	17.30
Health Care	22,541,383	15.95
Industrials	22,148,715	15.67
Financials	18,497,822	13.09
Consumer Staples	11,675,680	8.26
Materials	7,912,683	5.60
Energy	4,346,134	3.08

Total Stocks	137,772,413	97.49
Short-term Investments	4,964,703	3.51
Liabilities, Net of Cash and Other Assets	(1,419,500)	(1.00)

Net Assets	$141,317,616	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	State Street Bank and Trust Company	10/02/2014	331,466	$(418,508)	$149	—
Hong Kong Dollar	State Street Bank and Trust Company	10/06/2014	3,084,009	(397,060)	112	—
Hong Kong Dollar	UBS AG	10/03/2014	2,870,586	(369,683)	7	—
Japanese Yen	Credit Suisse London Branch (GFX)	10/01/2014	154,501,223	(1,416,111)	—	(7,392)
Japanese Yen	State Street Bank and Trust Company	10/01/2014	2,287,198	(20,950)	—	(95)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	333,914	(351,110)	—	(1,353)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	343,916	(361,755)	—	(1,520)
Brazilian Real	State Street Bank and Trust Company	10/01/2014	(40,632)	16,582	—	(18)
Hong Kong Dollar	State Street Bank and Trust Company	10/03/2014	(12,920)	1,664	—	(1)
Hong Kong Dollar	State Street Bank and Trust Company	10/06/2014	(598,193)	77,016	—	(21)
Hong Kong Dollar	UBS AG	10/03/2014	(2,478,909)	319,242	—	(6)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	(328,052)	344,947	1,329	—
Swiss Franc	State Street Bank and Trust Company	10/03/2014	(662,822)	693,695	—	(577)
Swiss Franc	UBS AG	10/02/2014	(313,305)	329,795	1,624	—

Total					$3,221	$(10,983)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.59%)
Consumer Discretionary (11.42%)
Amazon.com Inc. (a) (b)	20,791	$6,703,850
AutoNation Inc. (b)	4,295	216,083
AutoZone Inc. (b)	1,789	911,782
Bed Bath & Beyond Inc. (b)	11,084	729,660
Best Buy Co. Inc.	15,926	534,954
BorgWarner Inc.	12,536	659,519
Cablevision Systems Corp. Class A	11,907	208,492
CarMax Inc. (b)	12,032	558,886
Carnival Corp.	24,718	992,922
CBS Corp. Class B	26,599	1,423,046
Chipotle Mexican Grill Inc. (b)	1,703	1,135,203
Coach Inc.	15,073	536,750
Comcast Corp. Class A	142,028	7,638,266
Darden Restaurants Inc.	7,263	373,754
Delphi Automotive PLC	16,444	1,008,675
DIRECTV (b)	27,561	2,384,578
Discovery Communications Inc. Class A (b)	8,119	306,898
Discovery Communications Inc. Class C (b)	14,998	559,125
Dollar General Corp. (b)	16,651	1,017,543
Dollar Tree Inc. (b)	11,285	632,750
DR Horton Inc.	18,204	373,546
Expedia Inc.	5,452	477,704
Family Dollar Stores Inc.	5,254	405,819
Ford Motor Co.	212,842	3,147,933
Fossil Group Inc. (b)	2,542	238,694
GameStop Corp. Class A	6,192	255,110
Gannett Co. Inc.	12,385	367,463
GAP Inc., The	15,036	626,851
Garmin Ltd.	6,661	346,305
General Motors Co.	73,972	2,362,666
Genuine Parts Co.	8,402	736,939
Goodyear Tire & Rubber Co., The	15,111	341,282
H&R Block Inc.	15,098	468,189
Harley-Davidson Inc.	11,935	694,617
Harman International Industries Inc.	3,738	366,474
Hasbro Inc.	6,298	346,359
Home Depot Inc., The	73,861	6,776,008
Interpublic Group of Companies Inc., The	23,129	423,723
Johnson Controls Inc.	36,550	1,608,200
Kohl’s Corp.	11,233	685,550
L Brands Inc.	13,478	902,756
Leggett & Platt Inc.	7,535	263,122
Lennar Corp. Class A	9,762	379,058
Lowe’s Companies Inc.	54,171	2,866,729
Macy’s Inc.	19,380	1,127,528
Marriott International Inc. Class A	11,960	836,004
Mattel Inc.	18,542	568,312
McDonald’s Corp.	53,886	5,108,932
Michael Kors Holdings Ltd. (b)	11,265	804,208
Mohawk Industries Inc. (b)	3,398	458,118
Netflix Inc. (b)	3,298	1,487,992
Newell Rubbermaid Inc.	15,027	517,079
News Corp. Class A (b)	27,332	446,878
NIKE Inc. Class B	38,596	3,442,763

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	7,823	$534,859
Omnicom Group Inc.	13,784	949,166
O’Reilly Automotive Inc. (b)	5,695	856,300
PetSmart Inc.	5,452	382,131
Priceline Group Inc., The (b)	2,878	3,334,393
PulteGroup Inc.	18,572	327,982
PVH Corp.	4,522	547,840
Ralph Lauren Corp.	3,331	548,716
Ross Stores Inc.	11,516	870,379
Scripps Networks Interactive Class A	5,699	445,035
Staples Inc.	35,358	427,832
Starbucks Corp.	41,224	3,110,763
Starwood Hotels & Resorts Worldwide Inc.	10,456	870,044
Target Corp.	34,778	2,179,885
Tiffany & Co.	6,174	594,618
Time Warner Cable Inc.	15,290	2,193,962
Time Warner Inc.	46,904	3,527,650
TJX Companies Inc., The	38,028	2,250,117
Tractor Supply Co.	7,557	464,831
TripAdvisor Inc. (b)	6,113	558,850
Twenty-First Century Fox Inc. Class A	103,360	3,544,214
Under Armour Inc. Class A (b)	9,130	630,883
Urban Outfitters Inc. (b)	5,605	205,704
VF Corp.	18,927	1,249,750
Viacom Inc. Class B	20,894	1,607,584
Walt Disney Co., The	86,663	7,715,607
Whirlpool Corp.	4,280	623,382
Wyndham Worldwide Corp.	6,869	558,175
Wynn Resorts Ltd.	4,450	832,506
Yum! Brands Inc.	24,128	1,736,733

		112,471,538

Consumer Staples (9.32%)
Altria Group Inc.	108,847	5,000,431
Archer-Daniels-Midland Co.	35,426	1,810,269
Avon Products Inc.	23,856	300,586
Brown-Forman Corp. Class B	8,671	782,298
Campbell Soup Co.	9,821	419,651
Clorox Co., The	7,071	679,099
Coca-Cola Co., The	216,619	9,240,967
Coca-Cola Enterprises Inc.	12,366	548,556
Colgate-Palmolive Co.	47,114	3,072,775
ConAgra Foods Inc.	23,188	766,132
Constellation Brands Inc. Class A (b)	9,196	801,523
Costco Wholesale Corp.	24,053	3,014,322
CVS Health Corp.	63,555	5,058,342
Dr. Pepper Snapple Group Inc.	10,709	688,696
Estee Lauder Companies Inc. Class A, The	12,346	922,493
General Mills Inc.	33,614	1,695,826
Hershey Co., The	8,189	781,476
Hormel Foods Corp.	7,375	379,001
JM Smucker Co., The	5,588	553,156
Kellogg Co.	14,033	864,433
Keurig Green Mountain Inc.	6,685	869,919

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	20,520	$2,207,336
Kraft Foods Group Inc.	32,597	1,838,471
Kroger Co., The	26,830	1,395,160
Lorillard Inc.	19,758	1,183,702
McCormick & Company Inc.	7,125	476,662
Mead Johnson Nutrition Co. Class A	11,095	1,067,561
Molson Coors Brewing Co. Class B	8,737	650,382
Mondelez International Inc. Class A	92,518	3,170,129
Monster Beverage Corp. (b)	7,891	723,368
PepsiCo Inc.	82,689	7,697,519
Philip Morris International Inc.	85,726	7,149,548
Procter & Gamble Co., The	148,588	12,442,759
Reynolds American Inc.	16,911	997,749
Safeway Inc.	12,646	433,758
Sysco Corp.	32,202	1,222,066
Tyson Foods Inc. Class A	16,075	632,873
Walgreen Co.	48,295	2,862,445
Wal-Mart Stores Inc.	86,653	6,626,355
Whole Foods Market Inc.	19,826	755,569

		91,783,363

Energy (9.46%)
Anadarko Petroleum Corp.	27,766	2,816,582
Apache Corp.	20,990	1,970,331
Baker Hughes Inc.	23,875	1,553,308
Cabot Oil & Gas Corp.	22,902	748,666
Cameron International Corp. (b)	11,136	739,208
Chesapeake Energy Corp.	28,501	655,238
Chevron Corp.	104,208	12,434,099
Cimarex Energy Co.	4,776	604,307
ConocoPhillips	67,476	5,163,264
CONSOL Energy Inc.	12,633	478,285
Denbury Resources Inc.	19,337	290,635
Devon Energy Corp.	21,104	1,438,871
Diamond Offshore Drilling Inc.	3,674	125,908
Ensco PLC Class A	12,827	529,883
EOG Resources Inc.	30,043	2,974,858
EQT Corp.	8,315	761,155
Exxon Mobil Corp.	234,033	22,010,804
FMC Technologies Inc. (b)	12,890	700,056
Halliburton Co.	46,675	3,011,004
Helmerich & Payne Inc.	5,940	581,348
Hess Corp.	14,355	1,353,964
Kinder Morgan Inc.	36,103	1,384,189
Marathon Oil Corp.	37,015	1,391,394
Marathon Petroleum Corp.	15,549	1,316,534
Murphy Oil Corp.	9,161	521,353
Nabors Industries Ltd.	15,883	361,497
National-Oilwell Varco Inc.	23,611	1,796,797
Newfield Exploration Co. (b)	7,501	278,062
Noble Corp. PLC	13,956	310,102
Noble Energy Inc.	19,770	1,351,477
Occidental Petroleum Corp.	42,784	4,113,682
ONEOK Inc.	11,416	748,319
Phillips 66	30,671	2,493,859
Pioneer Natural Resources Co.	7,853	1,546,805
QEP Resources Inc.	9,092	279,852

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Range Resources Corp.	9,259	$627,853
Schlumberger Ltd.	71,145	7,234,735
Southwestern Energy Co. (b)	19,382	677,401
Spectra Energy Corp.	36,818	1,445,475
Tesoro Corp.	7,039	429,238
Transocean Ltd.	18,685	597,359
Valero Energy Corp.	28,975	1,340,673
Williams Companies Inc., The	36,909	2,042,913

		93,231,343

Financials (15.94%)
ACE Ltd.	18,423	1,932,022
Affiliated Managers Group Inc. (b)	3,049	610,898
Aflac Inc.	24,863	1,448,270
Allstate Corp., The	23,785	1,459,685
American Express Co.	49,393	4,323,863
American International Group Inc.	78,304	4,229,982
American Tower Corp.	21,740	2,035,516
Ameriprise Financial Inc.	10,274	1,267,606
Aon PLC	15,940	1,397,460
Apartment Investment and Management Co.	8,020	255,196
Assurant Inc.	3,918	251,927
AvalonBay Communities Inc.	7,200	1,014,984
Bank of America Corp.	577,081	9,839,231
Bank of New York Mellon Corp.	62,100	2,405,133
BB&T Corp.	39,490	1,469,423
Berkshire Hathaway Inc. Class B (b)	100,042	13,819,802
BlackRock Inc.	6,923	2,272,959
Boston Properties Inc.	8,402	972,616
Capital One Financial Corp.	30,804	2,514,222
CBRE Group Inc. Class A (b)	15,312	455,379
Charles Schwab Corp., The	62,944	1,849,924
Chubb Corp., The	13,198	1,202,074
Cincinnati Financial Corp.	8,084	380,352
Citigroup Inc.	166,375	8,621,552
CME Group Inc.	17,334	1,385,940
Comerica Inc.	9,925	494,860
Crown Castle International Corp.	18,322	1,475,471
Discover Financial Services	25,349	1,632,222
E*TRADE Financial Corp. (b)	15,847	357,984
Equity Residential	19,851	1,222,425
Essex Property Trust Inc.	3,484	622,765
Fifth Third Bancorp	45,784	916,596
Franklin Resources Inc.	21,619	1,180,614
General Growth Properites Inc.	34,439	811,038
Genworth Financial Inc. Class A (b)	27,252	357,001
Goldman Sachs Group Inc., The	22,486	4,127,755
Hartford Financial Services Group Inc., The	24,576	915,456
HCP Inc.	25,181	999,938
Healthcare Realty Trust Inc.	17,784	1,109,188
Host Hotels & Resorts Inc.	41,542	886,091
Hudson City Bancorp Inc.	26,413	256,734
Huntington Bancshares Inc.	44,842	436,313
Intercontinental Exchange Inc.	6,226	1,214,381
Invesco Ltd.	23,746	937,492

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Iron Mountain Inc.	9,434	$308,020
JPMorgan Chase & Co.	206,408	12,434,018
KeyCorp	48,123	641,480
Kimco Realty Corp.	22,555	494,180
Legg Mason Inc.	5,594	286,189
Leucadia National Corp.	17,395	414,697
Lincoln National Corp.	14,328	767,694
Loews Corp.	16,733	697,097
M&T Bank Corp.	7,242	892,866
Macerich Co., The	7,722	492,895
Marsh & McLennan Companies Inc.	29,872	1,563,500
McGraw Hill Financial Inc.	14,867	1,255,518
MetLife Inc.	61,723	3,315,760
Moody’s Corp.	10,200	963,900
Morgan Stanley	84,041	2,905,297
NASDAQ OMX Group Inc., The	6,484	275,051
Navient Corp.	23,022	407,720
Northern Trust Corp.	12,154	826,837
People’s United Financial Inc.	17,034	246,482
Plum Creek Timber Co. Inc.	9,722	379,255
PNC Financial Services Group Inc.	29,665	2,538,731
Principal Financial Group Inc.	15,001	787,102
Progressive Corp., The	29,540	746,771
ProLogis Inc.	27,440	1,034,488
Prudential Financial Inc.	25,244	2,219,957
Public Storage	7,959	1,319,921
Regions Financial Corp.	75,655	759,576
Simon Property Group Inc.	17,054	2,804,019
State Street Corp.	23,242	1,710,844
SunTrust Banks Inc.	29,138	1,108,118
T. Rowe Price Group Inc.	14,437	1,131,861
Torchmark Corp.	7,168	375,388
Travelers Companies Inc., The	18,606	1,747,848
U.S. Bancorp	98,886	4,136,401
Unum Group	13,985	480,804
Ventas Inc.	15,574	964,809
Vornado Realty Trust	9,578	957,417
Wells Fargo & Co.	260,697	13,522,353
Weyerhaeuser Co.	28,994	923,749
XL Group PLC	14,572	483,353
Zions Bancorporation	11,131	323,467

		157,015,773

Health Care (13.56%)
Abbott Laboratories	82,520	3,432,007
AbbVie Inc.	87,349	5,045,278
Actavis PLC (b)	14,502	3,499,043
Aetna Inc.	19,459	1,576,179
Agilent Technologies Inc.	18,303	1,042,905
Alexion Pharmaceuticals Inc. (b)	10,856	1,800,142
Allergan Inc.	16,309	2,906,101
AmerisourceBergen Corp.	11,698	904,255
Amgen Inc.	41,685	5,855,075
Baxter International Inc.	29,726	2,133,435
Becton, Dickinson and Co.	10,529	1,198,305
Biogen Idec Inc. (b)	12,959	4,286,967
Boston Scientific Corp. (b)	72,757	859,260

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bristol-Myers Squibb Co.	90,982	$4,656,459
Cardinal Health Inc.	18,476	1,384,222
CareFusion Corp. (b)	11,134	503,814
Celgene Corp. (b)	43,875	4,158,472
Cerner Corp. (b)	16,659	992,377
Cigna Corp.	14,478	1,313,010
Covidien PLC	24,792	2,144,756
CR Bard Inc.	4,096	584,540
DaVita HealthCare Partners Inc. (b)	9,411	688,321
DENTSPLY International Inc.	7,782	354,859
Edwards Lifesciences Corp. (b)	5,820	594,513
Eli Lilly and Co.	53,958	3,499,176
Express Scripts Holding Co. (b)	40,908	2,889,332
Gilead Sciences Inc. (b)	82,956	8,830,666
Hospira Inc. (b)	9,261	481,850
Humana Inc.	8,466	1,103,035
Intuitive Surgical Inc. (b)	1,973	911,171
Johnson & Johnson	154,769	16,496,828
Laboratory Corp. of America Holdings (b)	4,660	474,155
Mallinckrodt PLC (b)	6,217	560,463
McKesson Corp.	12,710	2,474,256
Medtronic Inc.	53,754	3,330,060
Merck & Co. Inc.	158,301	9,384,083
Mylan Inc. (b)	20,528	933,819
Patterson Companies Inc.	4,751	196,834
PerkinElmer Inc.	6,198	270,233
Perrigo Co. PLC	7,344	1,102,995
Pfizer Inc.	347,969	10,289,443
Quest Diagnostics Inc.	7,926	480,950
Regeneron Pharmaceuticals Inc. (b)	4,049	1,459,745
St. Jude Medical Inc.	15,624	939,471
Stryker Corp.	16,413	1,325,350
Tenet Healthcare Corp. (b)	5,375	319,221
Thermo Fisher Scientific Inc.	21,893	2,664,378
UnitedHealth Group Inc.	53,321	4,598,936
Universal Health Services Inc. Class B	5,007	523,232
Varian Medical Systems Inc. (b)	5,664	453,800
Vertex Pharmaceuticals Inc. (b)	13,066	1,467,442
Waters Corp. (b)	4,608	456,745
WellPoint Inc.	15,050	1,800,281
Zimmer Holdings Inc.	9,270	932,098
Zoetis Inc.	27,506	1,016,347

		133,580,690

Industrials (10.03%)
3M Co.	35,559	5,037,999
ADT Corp., The	9,551	338,678
Allegion PLC	5,274	251,253
AMETEK Inc.	13,489	677,283
Boeing Co., The	36,777	4,684,654
Caterpillar Inc.	34,455	3,412,079
CH Robinson Worldwide Inc.	8,077	535,667
Cintas Corp.	5,302	374,268
CSX Corp.	54,856	1,758,683
Cummins Inc.	9,387	1,238,896
Danaher Corp.	33,454	2,541,835

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Deere & Co.	19,670	$1,612,743
Delta Air Lines Inc.	46,263	1,672,407
Dover Corp.	9,141	734,297
Dun & Bradstreet Corp.	1,997	234,588
Eaton Corp. PLC	26,117	1,655,034
Emerson Electric Co.	38,301	2,396,877
Equifax Inc.	6,684	499,562
Expeditors International of Washington Inc.	10,709	434,571
Fastenal Co.	14,985	672,826
FedEx Corp.	14,567	2,351,842
Flowserve Corp.	7,508	529,464
Fluor Corp.	8,645	577,400
General Dynamics Corp.	17,429	2,215,052
General Electric Co.	550,631	14,107,166
Honeywell International Inc.	42,944	3,998,945
Illinois Tool Works Inc.	20,018	1,689,920
Ingersoll-Rand PLC	14,681	827,421
Jacobs Engineering Group Inc. (b)	7,303	356,532
Joy Global Inc.	5,389	293,916
Kansas City Southern	6,056	733,987
L-3 Communications Holdings Inc.	4,733	562,848
Lockheed Martin Corp.	14,805	2,706,058
Masco Corp.	19,564	467,971
Nielsen N.V.	16,697	740,178
Norfolk Southern Corp.	16,986	1,895,638
Northrop Grumman Corp.	11,412	1,503,645
PACCAR Inc.	19,470	1,107,356
Pall Corp.	5,844	489,143
Parker Hannifin Corp.	8,166	932,149
Pentair PLC	10,568	692,098
Pitney Bowes Inc.	11,133	278,214
Precision Castparts Corp.	7,874	1,865,193
Quanta Services Inc. (b)	11,899	431,815
Raytheon Co.	17,052	1,732,824
Republic Services Inc.	13,859	540,778
Robert Half International Inc.	7,546	369,754
Rockwell Automation Inc.	7,567	831,462
Rockwell Collins Inc.	7,415	582,078
Roper Industries Inc.	5,490	803,132
Ryder System Inc.	2,913	262,083
Snap-on Inc.	3,190	386,245
Southwest Airlines Co.	37,601	1,269,786
Stanley Black & Decker Inc.	8,577	761,552
Stericycle Inc. (b)	4,655	542,587
Textron Inc.	15,324	551,511
Tyco International Ltd.	24,338	1,084,745
Union Pacific Corp.	49,249	5,339,577
United Parcel Service Inc. Class B	38,601	3,794,092
United Rentals Inc. (b)	5,264	584,830
United Technologies Corp.	46,688	4,930,253
W.W. Grainger Inc.	3,341	840,763
Waste Management Inc.	23,805	1,131,452
Xylem Inc.	10,027	355,858

		98,813,513

	Shares	Value
Common Stocks (Cont.)
Information Technology (19.19%)
Accenture PLC Class A	34,641	$2,817,004
Adobe Systems Inc. (b)	25,931	1,794,166
Akamai Technologies Inc. (b)	9,778	584,724
Alliance Data Systems Corp. (b)	3,048	756,727
Altera Corp.	16,958	606,757
Amphenol Corp. Class A	8,607	859,495
Analog Devices Inc.	17,245	853,455
Apple Inc.	328,596	33,106,047
Applied Materials Inc.	66,865	1,444,953
Autodesk Inc. (b)	12,471	687,152
Automatic Data Processing Inc. (c)	26,392	2,192,647
Avago Technologies Ltd.	13,814	1,201,818
Broadcom Corp. Class A	29,549	1,194,371
CA Inc.	17,588	491,409
Cisco Systems Inc.	279,831	7,043,346
Citrix Systems Inc. (b)	9,027	643,986
Cognizant Technology Solutions Corp. Class A (b)	33,363	1,493,662
Computer Sciences Corp.	7,962	486,876
Corning Inc.	70,851	1,370,258
eBay Inc. (b)	61,985	3,510,211
Electronic Arts Inc. (b)	17,157	610,961
EMC Corp.	111,329	3,257,487
F5 Networks Inc. (b)	4,066	482,797
Facebook Inc. Class A (b)	107,013	8,458,308
Fidelity National Information Services Inc.	15,664	881,883
First Solar Inc. (b)	4,125	271,466
Fiserv Inc. (b)	13,678	884,078
FLIR Systems Inc.	7,780	243,825
Google Inc. Class A (b)	15,591	9,173,900
Google Inc. Class C (b)	15,589	9,000,465
Harris Corp.	5,750	381,800
Hewlett-Packard Co.	102,417	3,632,731
Intel Corp.	271,697	9,460,490
International Business Machines Corp.	50,913	9,664,815
Intuit Inc.	15,580	1,365,587
Jabil Circuit Inc.	10,970	221,265
Juniper Networks Inc.	22,036	488,097
KLA-Tencor Corp.	9,076	715,007
Lam Research Corp.	8,895	664,456
Linear Technology Corp.	13,090	581,065
MasterCard Inc. Class A	54,015	3,992,789
Microchip Technology Inc.	10,999	519,483
Micron Technology Inc. (b)	58,766	2,013,323
Microsoft Corp.	452,178	20,962,972
Motorola Solutions Inc.	12,117	766,764
NetApp Inc.	17,519	752,616
NVIDIA Corp.	28,251	521,231
Oracle Corp.	178,463	6,831,564
Paychex Inc.	17,935	792,727
QUALCOMM Inc.	91,976	6,877,046
Red Hat Inc. (b)	10,378	582,725
Salesforce.com Inc. (b)	31,592	1,817,488
SanDisk Corp.	12,306	1,205,373

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Seagate Technology PLC	17,936	$1,027,195
Symantec Corp.	37,894	890,888
TE Connectivity Ltd.	22,460	1,241,813
Teradata Corp. (b)	8,508	356,655
Texas Instruments Inc.	58,586	2,793,966
Total System Services Inc.	9,071	280,838
VeriSign Inc. (b)	6,174	340,311
Visa Inc. Class A	27,015	5,764,191
Western Digital Corp.	12,072	1,174,847
Western Union Co.	29,077	466,395
Xerox Corp.	59,490	787,053
Xilinx Inc.	14,735	624,027
Yahoo! Inc. (b)	50,762	2,068,552

		189,032,379

Materials (3.37%)
Air Products & Chemicals Inc.	10,521	1,369,625
Airgas Inc.	3,682	407,413
Alcoa Inc.	64,558	1,038,738
Allegheny Technologies Inc.	5,968	221,413
Avery Dennison Corp.	5,145	229,724
Ball Corp.	7,598	480,725
Bemis Company Inc.	5,483	208,464
CF Industries Holdings Inc.	2,726	761,154
Dow Chemical Co., The	61,596	3,230,094
E.I. du Pont de Nemours & Co.	50,227	3,604,290
Eastman Chemical Co.	8,185	662,085
Ecolab Inc.	14,799	1,699,369
FMC Corp.	7,309	418,002
Freeport-McMoRan Inc.	57,022	1,861,768
International Flavors & Fragrances Inc.	4,455	427,145
International Paper Co.	23,435	1,118,787
LyondellBasell Industries NV Class A	23,336	2,535,690
Martin Marietta Materials Inc.	3,379	435,688
MeadWestvaco Corp.	9,248	378,613
Monsanto Co.	28,789	3,239,050
Mosaic Co., The	17,478	776,198
Newmont Mining Corp.	27,373	630,948
Nucor Corp.	17,498	949,791
Owens-Illinois Inc. (b)	9,049	235,726
PPG Industries Inc.	7,564	1,488,141
Praxair Inc.	16,026	2,067,354
Sealed Air Corp.	11,637	405,899
Sherwin-Williams Co., The	4,562	999,032
Sigma-Aldrich Corp.	6,530	888,145
Vulcan Materials Co.	7,185	432,753

		33,201,824

Telecommunication Services (2.37%)
AT&T Inc.	284,593	10,029,058
CenturyLink Inc.	31,291	1,279,489
Frontier Communications Corp.	55,004	358,076
Verizon Communications Inc.	227,479	11,371,675
Windstream Holdings Inc.	33,080	356,602

		23,394,900

	Shares	Value
Common Stocks (Cont.)
Utilities (2.93%)
AES Corp., The	36,521	$517,866
AGL Resources Inc.	6,558	336,688
Ameren Corp.	13,317	510,441
American Electric Power Company Inc.	26,818	1,400,168
CenterPoint Energy Inc.	23,589	577,223
CMS Energy Corp.	15,092	447,629
Consolidated Edison Inc.	16,074	910,753
Dominion Resources Inc.	31,976	2,209,222
DTE Energy Co.	9,714	739,041
Duke Energy Corp.	38,814	2,902,123
Edison International	17,881	999,906
Entergy Corp.	9,857	762,242
Exelon Corp.	47,152	1,607,412
FirstEnergy Corp.	23,069	774,426
Integrys Energy Group Inc.	4,389	284,495
NextEra Energy Inc.	23,947	2,248,144
NiSource Inc.	17,306	709,200
Northeast Utilities	17,342	768,251
NRG Energy Inc.	18,535	564,947
Pepco Holdings Inc.	13,778	368,699
PG&E Corp.	25,871	1,165,230
Pinnacle West Capital Corp.	6,060	331,118
PPL Corp.	36,461	1,197,379
Public Service Enterprise Group Inc.	27,766	1,034,006
SCANA Corp.	7,797	386,809
Sempra Energy	12,685	1,336,745
Southern Co.	49,155	2,145,616
TECO Energy Inc.	12,807	222,586
Wisconsin Energy Corp.	12,377	532,211
Xcel Energy Inc.	27,736	843,174

		28,833,750

Total Common Stocks
(cost $541,743,613)		961,359,073

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Short-term Investments (2.26%)
State Street Institutional U.S. Government Money Market Fund	22,204,820	$22,204,820

Total Short-term Investments
(cost $22,204,820)		22,204,820

TOTAL INVESTMENTS (99.85%)
(cost $563,948,433)		983,563,893
OTHER ASSETS, NET OF LIABILITIES (0.15%)		1,514,192

NET ASSETS (100.00%)		$985,078,085

	Shares	Value
Securities Sold Short
CDK Global Inc. (b) (c)	8,797	$269,085

Total Securities Sold Short
(proceeds $269,085)		$269,085

(a)	At September 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

(c)	On April 10, 2014, Automatic Data Processing Inc. announced a spin-off distribution of CDK Global Inc. effective on October 1, 2014. In anticipation of this transaction, and because CDK Global Inc. is not included in the S&P 500 Index, the Fund initiated a transaction to sell CDK Global Inc. on September 30, 2014, with a settlement date of October 6, 2014.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	238	December 2014	$23,575,373	$23,389,450	$(185,923)

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.32%)
Consumer Discretionary (12.94%)
1-800-FLOWERS.COM Inc. (a)	5,915	$42,529
2U Inc. (a)	2,549	39,739
Aeropostale Inc. (a)	19,618	64,543
AH Belo Corp. Class A	4,700	50,142
AMC Entertainment Holdings Inc. Class A	5,403	124,215
American Axle & Manufacturing Holdings Inc. (a)	17,030	285,593
American Eagle Outfitters Inc.	48,800	708,576
American Public Education Inc. (a)	4,255	114,842
America’s Car-Mart Inc. (a)	2,000	79,180
Ann Inc. (a)	11,732	482,537
Arctic Cat Inc.	3,269	113,827
Asbury Automotive Group Inc. (a)	7,752	499,384
Ascent Capital Group LLC Class A (a)	3,400	204,680
Barnes & Noble Inc. (a)	10,037	198,130
Beazer Homes USA Inc. (a)	6,602	110,782
bebe stores inc.	9,200	21,344
Belmond Ltd. Class A (a)	24,503	285,705
Big 5 Sporting Goods Corp.	4,219	39,532
Biglari Holdings Inc. (a)	434	147,456
BJ’s Restaurants Inc. (a)	5,849	210,506
Black Diamond Inc. (a)	5,239	39,607
Bloomin’ Brands Inc. (a)	19,541	358,382
Blue Nile Inc. (a)	3,156	90,104
Bob Evans Farms Inc.	6,122	289,815
Bon-Ton Stores Inc., The	3,408	28,491
Boyd Gaming Corp. (a)	19,204	195,113
Bravo Brio Restaurant Group Inc. (a)	4,815	62,451
Bridgepoint Education Inc. (a)	4,363	48,691
Bright Horizons Family Solutions Inc. (a)	7,763	326,512
Brown Shoe Company Inc.	11,005	298,566
Brunswick Corp.	23,100	973,434
Buckle Inc., The	7,049	319,954
Buffalo Wild Wings Inc. (a)	4,796	643,959
Build-A-Bear Workshop Inc. (a)	3,000	39,240
Burlington Stores Inc. (a)	7,055	281,212
Caesars Acquisition Co. Class A (a)	11,300	107,011
Caesars Entertainment Corp. (a)	12,700	159,766
Callaway Golf Co.	19,813	143,446
Capella Education Co.	2,705	169,333
Career Education Corp. (a)	16,995	86,335
Carmike Cinemas Inc. (a)	6,100	188,978
Carriage Services Inc.	4,000	69,320
Carrols Restaurant Group Inc. (a)	8,700	61,857
Cato Corp. Class A	6,844	235,844
Cavco Industries Inc. (a)	2,242	152,456
Central European Media Enterprises Ltd. Class A (a)	19,051	42,865
Century Communities Inc. (a)	747	12,960
Cheesecake Factory Inc., The	12,513	569,342
Chegg Inc. (a)	18,253	113,899
Children’s Place Inc., The	5,456	260,033
Christopher & Banks Corp. (a)	9,000	89,010
Churchill Downs Inc.	3,345	326,138
Chuy’s Holdings Inc. (a)	4,038	126,753
Cinedigm Corp. Class A (a)	19,000	29,450

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Citi Trends Inc. (a)	3,800	$83,980
ClubCorp Holdings Inc.	5,341	105,912
Collectors Universe Inc.	1,700	37,400
Columbia Sportswear Co.	6,996	250,317
Conn’s Inc. (a)	6,892	208,621
Container Store Group Inc., The (a)	4,226	92,000
Cooper Tire & Rubber Co.	15,800	453,460
Cooper-Standard Holding Inc. (a)	3,360	209,664
Core-Mark Holding Co. Inc.	5,856	310,602
Coupons.com Inc. (a)	2,933	35,079
Cracker Barrel Old Country Store Inc.	4,782	493,455
Crocs Inc. (a)	21,600	271,728
Crown Media Holdings Inc. (a)	7,262	23,238
CSS Industries Inc.	2,518	61,062
Culp Inc.	2,200	39,930
Cumulus Media Inc. Class A (a)	36,350	146,490
Daily Journal Corp. (a)	263	47,472
Dana Holding Corp.	39,301	753,400
Del Frisco’s Restaurant Group Inc. (a)	5,863	112,218
Denny’s Corp. (a)	21,453	150,815
Destination Maternity Corp.	3,400	52,496
Destination XL Group Inc. (a)	8,374	39,525
Dex Media Inc. (a)	3,400	32,504
Diamond Resorts International Inc. (a)	8,725	198,581
DineEquity Inc.	4,175	340,638
Dixie Group Inc., The (a)	3,700	32,079
Dorman Products Inc. (a)	6,700	268,402
Drew Industries Inc.	5,919	249,723
E.W. Scripps Co. Class A, The (a)	8,090	131,948
Education Management Corp. (a)	6,200	6,758
Einstein Noah Restaurant Group Inc.	2,800	56,448
El Pollo Loco Holdings Inc. (a)	2,037	73,149
Empire Resorts Inc. (a)	3,700	24,827
Entercom Communications Corp. Class A (a)	5,869	47,128
Entravision Communications Corp. Class A	13,745	54,430
Eros International PLC (a)	5,600	81,816
Escalade Inc.	2,500	30,150
Ethan Allen Interiors Inc.	6,122	139,582
Express Inc. (a)	21,362	333,461
Famous Dave’s of America Inc. (a)	1,200	32,304
Federal-Mogul Holdings Corp. (a)	7,200	107,064
Fiesta Restaurant Group Inc. (a)	6,800	337,824
Finish Line Inc. Class A, The	11,906	298,007
Five Below Inc. (a)	13,590	538,300
Flexsteel Industries Inc.	1,216	41,016
Fox Factory Holding Corp. (a)	3,047	47,228
Francesca’s Holdings Corp. (a)	10,260	142,922
Fred’s Inc. Class A	9,440	132,160
FTD Companies Inc. (a)	4,651	158,646
Fuel Systems Solutions Inc. (a)	3,754	33,448
Gaiam Inc. Class A (a)	3,700	27,158
Genesco Inc. (a)	6,032	450,892
Gentherm Inc. (a)	8,919	376,649
G-III Apparel Group Ltd. (a)	4,828	400,048

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Global Sources Ltd. (a)	4,042	$27,122
Grand Canyon Education Inc. (a)	11,733	478,354
Gray Television Inc. (a)	12,500	98,500
Group 1 Automotive Inc.	6,049	439,823
Guess? Inc.	15,200	333,944
Harte-Hanks Inc.	12,400	78,988
Haverty Furniture Companies Inc.	5,035	109,713
Helen of Troy Ltd. (a)	7,068	371,211
Hemisphere Media Group Inc. (a)	2,100	22,386
hhgregg Inc. (a)	3,114	19,649
Hibbett Sports Inc. (a)	6,412	273,344
Houghton Mifflin Harcourt Co. (a)	27,397	532,598
Hovnanian Enterprises Inc. Class A (a)	29,924	109,821
HSN Inc.	8,400	515,508
Iconix Brand Group Inc. (a)	11,341	418,937
Ignite Restaurant Group Inc. (a)	1,700	10,200
Installed Building Products Inc. (a)	2,215	31,121
International Speedway Corp. Class A	6,885	217,841
Interval Leisure Group Inc.	10,100	192,405
Intrawest Resorts Holdings Inc. (a)	3,339	32,288
iRobot Corp. (a)	7,400	225,330
Isle of Capri Casinos Inc. (a)	5,109	38,318
ITT Educational Services Inc. (a)	5,400	23,166
Jack in the Box Inc.	10,107	689,196
JAKKS Pacific Inc. (a)	4,527	32,142
Jamba Inc. (a)	4,295	61,075
Johnson Outdoors Inc. Class A	1,230	31,857
Journal Communications Inc. Class A (a)	11,342	95,613
K12 Inc. (a)	8,473	135,229
KB Home	21,415	319,940
Kirkland’s Inc. (a)	3,700	59,607
Krispy Kreme Doughnuts Inc. (a)	16,606	284,959
La Quinta Holdings Inc. (a)	11,018	209,232
Lands’ End Inc. (a)	4,100	168,592
La-Z-Boy Inc.	12,922	255,726
Leapfrog Enterprises Inc. (a)	15,820	94,762
Lee Enterprises Inc. Class A (a)	13,300	44,954
LGI Homes Inc. (a)	3,594	65,986
Libbey Inc. (a)	5,323	139,782
Liberty Tax Inc. (a)	900	29,070
Life Time Fitness Inc. (a)	10,289	518,977
LifeLock Inc. (a)	19,899	284,357
Lifetime Brands Inc.	2,381	36,453
Lithia Motors Inc. Class A	5,739	434,385
Loral Space & Communications Inc. (a)	3,300	236,973
Lumber Liquidators Holdings Inc. (a)	6,974	400,168
M.D.C. Holdings Inc.	9,947	251,858
M/I Homes Inc. (a)	6,065	120,208
Malibu Boats Inc. Class A (a)	2,140	39,633
Marcus Corp., The	4,437	70,105
Marine Products Corp.	2,692	21,240
MarineMax Inc. (a)	6,231	104,992
Marriott Vacations Worldwide Corp. (a)	7,000	443,870
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	24,401
Mattress Firm Holding Corp. (a)	3,700	222,222

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
McClatchy Co. Class A, The (a)	14,927	$50,155
MDC Partners Inc. Class A	10,689	205,122
Media General Inc. Class A (a)	13,400	175,674
Men’s Wearhouse Inc., The	12,058	569,379
Meredith Corp.	8,888	380,406
Meritage Homes Corp. (a)	9,852	349,746
Modine Manufacturing Co. (a)	11,620	137,929
Monarch Casino & Resort Inc. (a)	2,666	31,752
Monro Muffler Brake Inc.	7,802	378,631
Morgans Hotel Group Co. (a)	7,886	63,640
Motorcar Parts of America Inc. (a)	4,500	122,445
Movado Group Inc.	4,539	150,059
Multimedia Games Holding Company Inc. (a)	7,300	262,873
NACCO Industries Inc. Class A	1,148	57,090
Nathan’s Famous Inc. (a)	900	60,921
National CineMedia Inc.	15,572	225,950
Nautilus Inc. (a)	7,700	92,169
New Home Company Inc., The (a)	2,341	31,604
New Media Investment Group Inc.	9,200	152,996
New York & Co. Inc. (a)	7,819	23,692
New York Times Co. Class A, The	34,252	384,307
Nexstar Broadcasting Group Inc. Class A	7,684	310,587
Noodles & Company (a)	2,629	50,451
NutriSystem Inc.	7,407	113,846
Office Depot Inc. (a)	134,112	689,336
Orbitz Worldwide Inc. (a)	12,815	100,854
Outerwall Inc. (a)	5,185	290,878
Overstock.com Inc. (a)	2,899	48,877
Oxford Industries Inc.	3,647	222,431
Pacific Sunwear of California Inc. (a)	11,400	20,520
Papa John’s International Inc.	7,598	303,844
Papa Murphy’s Holdings Inc. (a)	1,400	14,280
Penn National Gaming Inc. (a)	19,400	217,474
Pep Boys-Manny, Moe & Jack, The (a)	13,227	117,853
Perry Ellis International Inc. (a)	3,140	63,899
PetMed Express Inc.	5,300	72,080
Pier 1 Imports Inc.	23,389	278,095
Pinnacle Entertainment Inc. (a)	14,748	370,027
Pool Corp.	11,170	602,286
Popeyes Louisiana Kitchen Inc. (a)	5,841	236,560
Potbelly Corp. (a)	3,650	42,559
Quiksilver Inc. (a)	33,800	58,136
Radio One Inc. Class D (a)	5,700	18,126
ReachLocal Inc. (a)	3,909	14,111
Reading International Inc. Class A (a)	4,300	36,120
Red Robin Gourmet Burgers Inc. (a)	3,574	203,361
Regis Corp.	10,775	171,969
Remy International Inc.	3,500	71,855
Rent-A-Center Inc.	13,328	404,505
Rentrak Corp. (a)	2,425	147,780
Restoration Hardware Holdings Inc. (a)	7,800	620,490
RetailMeNot Inc. (a)	7,643	123,511
Ruby Tuesday Inc. (a)	14,711	86,648
Ruth’s Hospitality Group Inc.	9,085	100,298
Ryland Group Inc., The	11,789	391,866

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saga Communications Inc. Class A	896	$30,088
Salem Communications Corp. Class A	2,600	19,786
Scholastic Corp.	6,791	219,485
Scientific Games Corp. Class A (a)	12,946	139,428
Sears Hometown and Outlet Stores Inc. (a)	2,900	44,950
Select Comfort Corp. (a)	13,453	281,437
Sequential Brands Group Inc. (a)	4,200	52,500
SFX Entertainment Inc. (a)	10,927	54,854
Shiloh Industries Inc. (a)	2,070	35,211
Shoe Carnival Inc.	3,525	62,780
Shutterfly Inc. (a)	9,600	467,904
Sinclair Broadcast Group Inc. Class A	17,313	451,696
Sizmek Inc. (a)	5,297	40,999
Skechers U.S.A. Inc. Class A (a)	9,849	525,050
Skullcandy Inc. (a)	5,466	42,580
Smith & Wesson Holding Corp. (a)	13,869	130,923
Sonic Automotive Inc.	9,997	245,026
Sonic Corp. (a)	13,446	300,653
Sotheby’s	15,350	548,302
Spartan Motors Inc.	8,300	38,761
Speedway Motorsports Inc.	2,854	48,689
Sportsman’s Warehouse Holdings Inc. (a)	2,382	16,043
Stage Stores Inc.	8,207	140,422
Standard Motor Products Inc.	5,000	172,150
Standard Pacific Corp. (a)	35,900	268,891
Stein Mart Inc.	7,123	82,271
Steiner Leisure Ltd. (a)	3,652	137,279
Steven Madden Ltd. (a)	14,690	473,459
Stoneridge Inc. (a)	7,400	83,398
Strattec Security Corp.	900	73,215
Strayer Education Inc. (a)	2,720	162,874
Sturm, Ruger & Company Inc.	4,900	238,581
Superior Industries International Inc.	5,941	104,146
Systemax Inc. (a)	2,500	31,175
Tenneco Inc. (a)	15,113	790,561
Texas Roadhouse Inc. Class A	17,604	490,095
Tile Shop Holdings Inc., The (a)	6,900	63,825
Tilly’s Inc. Class A (a)	2,300	17,296
Time Inc. (a)	27,600	646,668
Tower International Inc. (a)	5,095	128,343
Townsquare Media Inc. (a)	2,300	27,646
Travelport Worldwide Ltd. (a)	129	2,123
Tri Pointe Homes Inc. (a)	37,030	479,168
Tuesday Morning Corp. (a)	10,689	207,420
Tumi Holdings Inc. (a)	12,738	259,218
Turtle Beach Corp. (a)	1,700	13,005
UCP Inc. Class A (a)	1,924	22,992
Unifi Inc. (a)	3,500	90,650
Universal Electronics Inc. (a)	4,070	200,936
Universal Technical Institute Inc.	5,681	53,117
Vail Resorts Inc.	9,026	783,096
ValueVision Media Inc. Class A (a)	11,700	60,021
Vera Bradley Inc. (a)	5,547	114,712

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vince Holding Corp. (a)	2,927	$88,571
Vitamin Shoppe Inc. (a)	7,623	338,385
VOXX International Corp. (a)	4,804	44,677
WCI Communities Inc. (a)	2,893	53,347
Weight Watchers International Inc.	6,800	186,592
West Marine Inc. (a)	4,800	43,200
Weyco Group Inc.	1,700	42,687
William Lyon Homes Class A (a)	4,300	95,030
Winmark Corp.	575	42,262
Winnebago Industries Inc. (a)	6,719	146,273
Wolverine World Wide Inc.	25,430	637,276
World Wrestling Entertainment Inc.	7,479	102,986
Zoe’s Kitchen Inc. (a)	1,400	43,064
Zumiez Inc. (a)	5,266	147,975

		53,246,130

Consumer Staples (3.17%)
22nd Century Group Inc. (a)	10,200	25,704
Alico Inc.	685	26,095
Alliance One International Inc. (a)	22,744	44,806
Andersons Inc., The	7,110	447,077
Annie’s Inc. (a)	4,200	192,780
B&G Foods Inc. Class A	13,649	376,030
Boston Beer Co. Inc. (a)	2,080	461,261
Boulder Brands Inc. (a)	15,300	208,539
Calavo Growers Inc.	3,400	153,476
Cal-Maine Foods Inc.	3,900	348,387
Casey’s General Stores Inc.	9,600	688,320
Central Garden & Pet Co. (a)	10,673	85,811
Chefs’ Warehouse Inc., The (a)	4,800	78,048
Chiquita Brands International Inc. (a)	11,436	162,391
Coca-Cola Bottling Co. Consolidated	1,155	86,198
Craft Brew Alliance Inc. (a)	2,569	36,994
Darling Ingredients Inc. (a)	41,194	754,674
Dean Foods Co.	23,100	306,075
Diamond Foods Inc. (a)	5,400	154,494
Elizabeth Arden Inc. (a)	6,403	107,186
Fairway Group Holdings Corp. (a)	3,894	14,564
Farmer Brothers Co. (a)	1,731	50,112
Female Health Co., The	5,300	18,497
Fresh Del Monte Produce Inc.	8,900	283,910
Fresh Market Inc., The (a)	10,600	370,258
Harbinger Group Inc. (a)	20,586	270,088
IGI Laboratories Inc. (a)	8,200	76,424
Ingles Markets Inc.	3,305	78,295
Inter Parfums Inc.	4,216	115,940
Inventure Foods Inc. (a)	4,200	54,432
J&J Snack Foods Corp.	3,742	350,102
John B. Sanfilippo & Son Inc.	2,000	64,720
Lancaster Colony Corp.	4,614	393,482
Liberator Medical Holdings Inc.	7,800	24,414
Lifeway Foods Inc. (a)	1,100	15,257
Limoneira Co.	2,967	70,288
Medifast Inc. (a)	3,167	103,973
National Beverage Corp. (a)	3,080	60,060

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	$35,849
Nature’s Sunshine Products Inc.	2,767	41,035
Nutraceutical International Corp. (a)	2,000	41,820
Oil-Dri Corporation of America	1,200	31,284
Omega Protein Corp. (a)	5,580	69,750
Orchids Paper Products Co.	2,000	49,120
Pantry Inc., The (a)	6,139	124,192
Post Holdings Inc. (a)	10,873	360,766
PriceSmart Inc.	4,700	402,508
Revlon Inc. Class A (a)	2,700	85,563
Roundy’s Inc.	9,840	29,422
Sanderson Farms Inc.	5,745	505,273
Seaboard Corp. (a)	70	187,249
Seneca Foods Corp. Class A (a)	2,101	60,089
Smart & Final Stores Inc. (a)	258	3,723
Snyder’s-Lance Inc.	12,142	321,763
SpartanNash Co.	9,266	180,224
SUPERVALU Inc. (a)	51,200	457,728
Synutra International Inc. (a)	4,500	20,385
Tootsie Roll Industries Inc.	4,576	128,082
TreeHouse Foods Inc. (a)	10,566	850,563
United Natural Foods Inc. (a)	12,446	764,931
Universal Corp.	5,705	253,245
USANA Health Sciences Inc. (a)	1,574	115,941
Vector Group Ltd.	17,031	377,748
Village Super Market Inc. Class A	1,528	34,808
WD-40 Co.	3,762	255,666
Weis Markets Inc.	2,796	109,128

		13,057,017

Energy (5.47%)
Abraxas Petroleum Corp. (a)	23,168	122,325
Adams Resources & Energy Inc.	500	22,145
Alon USA Energy Inc.	6,500	93,340
Alpha Natural Resources Inc. (a)	57,800	143,344
American Eagle Energy Corp. (a)	7,500	30,525
Amyris Inc. (a)	7,682	29,115
Apco Oil and Gas International Inc. (a)	2,300	29,647
Approach Resources Inc. (a)	9,692	140,534
Arch Coal Inc.	53,800	114,056
Ardmore Shipping Corp.	4,500	49,050
Aspen Aerogels Inc. (a)	1,807	18,215
Basic Energy Services Inc. (a)	7,800	169,182
Bill Barrett Corp. (a)	12,674	279,335
Bonanza Creek Energy Inc. (a)	8,300	472,270
BPZ Resources Inc. (a)	30,800	58,828
Bristow Group Inc.	8,923	599,626
C&J Energy Services Inc. (a)	11,629	355,266
Callon Petroleum Co. (a)	13,994	123,287
CARBO Ceramics Inc.	4,900	290,227
Carrizo Oil & Gas Inc. (a)	11,490	618,392
CHC Group Ltd. (a)	7,947	44,503
Clayton Williams Energy Inc. (a)	1,449	139,756
Clean Energy Fuels Corp. (a)	17,555	136,929
Cloud Peak Energy Inc. (a)	15,284	192,884
Comstock Resources Inc.	11,772	219,195

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Contango Oil & Gas Co. (a)	4,249	$141,237
Dawson Geophysical Co.	2,000	36,360
Delek US Holdings Inc.	14,700	486,864
DHT Holdings Inc.	23,300	143,528
Diamondback Energy Inc. (a)	10,524	786,985
Dorian LPG Ltd. (a)	1,800	32,076
Eclipse Resources Corp. (a)	7,700	127,974
Emerald Oil Inc. (a)	14,030	86,284
Energy XXI (Bermuda) Ltd.	23,353	265,057
Era Group Inc. (a)	5,000	108,750
Evolution Petroleum Corp.	5,008	45,973
EXCO Resources Inc.	37,550	125,417
Exterran Holdings Inc.	14,645	648,920
Forest Oil Corp. (a)	29,900	34,983
Forum Energy Technologies Inc. (a)	14,757	451,712
Frontline Ltd. (a)	15,626	19,689
FX Energy Inc. (a)	12,900	39,216
GasLog Ltd.	10,409	229,102
Gastar Exploration Inc. (a)	17,562	103,089
Geospace Technologies Corp. (a)	3,300	115,995
Glori Energy Inc. (a)	3,000	23,700
Goodrich Petroleum Corp. (a)	8,562	126,889
Green Plains Inc.	9,500	355,205
Gulf Island Fabrication Inc.	3,382	58,170
GulfMark Offshore Inc. Class A	6,899	216,284
Halcon Resources Corp. (a)	64,395	255,004
Hallador Energy Co.	2,837	33,590
Harvest Natural Resources Inc. (a)	10,400	38,168
Helix Energy Solutions Group Inc. (a)	26,520	585,031
Hercules Offshore Inc. (a)	40,157	88,345
Hornbeck Offshore Services Inc. (a)	9,234	302,229
Independence Contract Drilling Inc. (a)	2,554	30,010
ION Geophysical Corp. (a)	32,713	91,269
Isramco Inc. (a)	222	27,120
Jones Energy Inc. Class A (a)	2,959	55,570
Key Energy Services Inc. (a)	32,505	157,324
Kodiak Oil & Gas Corp. (a)	66,809	906,598
Magnum Hunter Resources Corp. (a)	49,079	273,370
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	18,520	478,742
Matrix Service Co. (a)	6,800	164,016
McDermott International Inc. (a)	60,400	345,488
Midstates Petroleum Company Inc. (a)	9,676	48,864
Miller Energy Resources Inc. (a)	7,630	33,572
Mitcham Industries Inc. (a)	3,269	36,122
Natural Gas Services Group (a)	3,100	74,617
Navios Maritime Acquisition Corp.	20,400	55,284
Newpark Resources Inc. (a)	20,957	260,705
Nordic American Offshore Ltd.	4,600	81,052
Nordic American Tankers Ltd.	22,754	180,894
North Atlantic Drilling Ltd.	17,291	115,158
Northern Oil and Gas Inc. (a)	15,095	214,651
Nuverra Environmental Solutions Inc. (a)	3,580	52,805
Pacific Ethanol Inc. (a)	6,000	83,760
Panhandle Oil & Gas Inc.	1,763	105,251

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Parker Drilling Co. (a)	29,921	$147,810
Parsley Energy Inc. Class A (a)	13,325	284,222
PDC Energy Inc. (a)	9,023	453,767
Penn Virginia Corp. (a)	16,156	205,343
Petroquest Energy Inc. (a)	14,265	80,169
PHI Inc. (a)	3,200	131,680
Pioneer Energy Services Corp. (a)	15,464	216,805
Profire Energy Inc. (a)	3,300	13,695
Quicksilver Resources Inc. (a)	29,200	17,602
Renewable Energy Group Inc. (a)	8,500	86,275
Resolute Energy Corp. (a)	19,223	120,528
REX American Resources Corp. (a)	1,511	110,122
Rex Energy Corp. (a)	12,400	157,108
RigNet Inc. (a)	2,900	117,305
Ring Energy Inc. (a)	5,300	78,122
Rosetta Resources Inc. (a)	15,430	687,561
RSP Permian Inc. (a)	5,890	150,548
Sanchez Energy Corp. (a)	12,950	340,067
Scorpio Tankers Inc.	43,623	362,507
SEACOR Holdings Inc. (a)	5,100	381,480
SemGroup Corp. Class A	10,664	887,991
Ship Finance International Ltd.	14,485	245,086
Solazyme Inc. (a)	18,746	139,845
Stone Energy Corp. (a)	14,185	444,842
Swift Energy Co. (a)	10,920	104,832
Synergy Resources Corp. (a)	16,492	201,037
Teekay Tankers Ltd. Class A	15,994	59,658
Tesco Corp.	8,623	171,167
TETRA Technologies Inc. (a)	20,000	216,400
TransAtlantic Petroleum Ltd. (a)	5,600	50,344
Triangle Petroleum Corp. (a)	18,679	205,656
VAALCO Energy Inc. (a)	12,300	104,550
Vantage Drilling Co. (a)	48,836	62,022
Vertex Energy Inc. (a)	2,900	20,184
W&T Offshore Inc.	8,600	94,600
Warren Resources Inc. (a)	18,346	97,234
Western Refining Inc.	13,381	561,868
Westmoreland Coal Co. (a)	3,792	141,859
Willbros Group Inc. (a)	9,696	80,768

		22,508,703

Financials (23.34%)
1st Source Corp.	3,827	108,993
1st United Bancorp Inc.	8,000	68,160
Acadia Realty Trust	14,230	392,463
Actua Corp. (a)	10,121	162,138
AG Mortgage Investment Trust Inc.	6,856	122,036
Agree Realty Corp.	3,820	104,592
Alexander & Baldwin Inc.	12,100	435,237
Alexander’s Inc.	548	204,903
Altisource Asset Management Corp. (a)	339	228,828
Altisource Portfolio Solutions SA (a)	3,676	370,541
Altisource Residential Corp.	14,362	344,688
Ambac Financial Group Inc. (a)	11,300	249,730
American Assets Trust Inc.	8,947	294,983
American Capital Mortgage Investment Corp.	12,695	238,920

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Equity Investment Life Holding Co.	18,342	$419,665
American National Bankshares Inc.	2,000	45,500
American Realty Capital Healthcare Trust	42,808	448,628
American Residential Properties Inc. (a)	7,927	145,381
Ameris Bancorp	6,576	144,343
Amerisafe Inc.	4,700	183,817
Ames National Corp.	2,200	49,170
Amreit Inc. Class B	5,100	117,147
AmTrust Financial Services Inc.	7,411	295,106
Anworth Mortgage Asset Corp.	31,715	151,915
Apollo Commercial Real Estate Finance Inc.	11,727	184,231
Apollo Residential Mortgage Inc.	7,888	121,712
Ares Commercial Real Estate Corp.	7,110	83,116
Argo Group International Holdings Ltd.	6,634	333,757
Arlington Asset Investment Corp. Class A	5,431	138,002
Armada Hoffler Properties Inc.	6,300	57,204
Armour Residential REIT Inc.	88,339	340,105
Arrow Financial Corp.	2,870	71,951
Ashford Hospitality Prime Inc.	6,276	95,583
Ashford Hospitality Trust Inc.	17,350	177,317
Associated Estates Realty Corp.	14,278	250,008
Astoria Financial Corp.	21,300	263,907
Atlas Financial Holdings Inc. (a)	2,800	38,752
AV Homes Inc. (a)	2,948	43,188
Aviv REIT Inc.	4,900	129,115
Baldwin & Lyons Inc.	2,311	57,082
Banc of California Inc.	7,351	85,492
BancFirst Corp.	1,848	115,611
Banco Latinoamericano de Comercio Exterior SA	7,400	227,032
Bancorp Inc., The (a)	8,172	70,197
BancorpSouth Inc.	24,261	488,617
Bank Mutual Corp.	11,919	76,401
Bank of Kentucky Financial Corp., The	1,648	76,187
Bank of Marin Bancorp	1,400	64,246
Bank of the Ozarks Inc.	19,972	629,517
BankFinancial Corp.	4,403	45,703
Banner Corp.	4,965	191,004
BBCN Bancorp Inc.	19,632	286,431
BBX Capital Corp. Class A (a)	1,800	31,374
Beneficial Mutual Bancorp Inc. (a)	7,245	92,591
Berkshire Hills Bancorp Inc.	6,221	146,131
BGC Partners Inc. Class A	43,056	319,906
Blue Hills Bancorp Inc. (a)	7,100	93,152
BNC Bancorp	5,100	79,866
BofI Holding Inc. (a)	3,534	256,957
Boston Private Financial Holdings Inc.	20,151	249,671
Bridge Bancorp Inc.	2,985	70,595
Bridge Capital Holdings (a)	2,597	59,056
Brookline Bancorp Inc.	17,892	152,977
Bryn Mawr Bank Corp.	3,327	94,254

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
C1 Financial Inc. (a)	800	$14,504
Calamos Asset Management Inc. Class A	4,179	47,097
Camden National Corp.	2,000	70,000
Campus Crest Communities Inc.	16,178	103,539
Capital Bank Financial Corp. Class A (a)	6,200	148,056
Capital City Bank Group Inc.	2,998	40,593
Capitol Federal Financial Inc.	36,100	426,702
Capstead Mortgage Corp.	23,859	292,034
Cardinal Financial Corp.	8,300	141,681
CareTrust REIT Inc. (a)	5,000	71,500
Cascade Bancorp (a)	7,343	37,082
Cash America International Inc.	6,980	305,724
CatchMark Timber Trust Inc. Class A	4,694	51,446
Cathay General Bancorp	19,846	492,776
Cedar Realty Trust Inc.	19,775	116,672
Centerstate Banks Inc.	8,824	91,328
Central Pacific Financial Corp.	4,194	75,198
Century Bancorp Inc. Class A	809	28,008
Chambers Street Properties	59,998	451,785
Charter Financial Corp.	4,763	50,964
Chatham Lodging Trust	8,389	193,618
Chemical Financial Corp.	8,156	219,315
Chesapeake Lodging Trust	13,583	395,944
CIFC Corp.	1,677	15,177
Citizens & Northern Corp.	3,100	58,900
Citizens Inc. (a)	10,800	69,768
City Holding Co.	3,968	167,172
Clifton Bancorp Inc.	6,578	82,817
CNB Financial Corp.	3,800	59,660
CNO Financial Group Inc.	54,407	922,743
CoBiz Financial Inc.	9,274	103,683
Cohen & Steers Inc.	4,902	188,433
Colony Financial Inc.	26,957	603,298
Columbia Banking System Inc.	13,210	327,740
Community Bank System Inc.	10,060	337,915
Community Trust Bancorp Inc.	3,835	128,971
CommunityOne Bancorp (a)	2,500	22,050
ConnectOne Bancorp Inc.	5,682	108,242
Consolidated-Tomoka Land Co.	1,042	51,131
Consumer Portfolio Services Inc. (a)	5,600	35,896
CorEnergy Infrastructure Trust Inc.	7,800	58,344
Coresite Realty Corp.	5,354	175,986
Cousins Properties Inc.	55,151	659,054
Cowen Group Inc. Class A (a)	28,479	106,796
Crawford & Co. Class B	6,776	55,902
Credit Acceptance Corp. (a)	1,724	217,345
CU Bancorp (a)	2,300	43,240
CubeSmart	36,199	650,858
Customers Bancorp Inc. (a)	6,300	113,148
CVB Financial Corp.	26,180	375,683
CyrusOne Inc.	8,104	194,820
CYS Investments Inc.	40,929	337,255
DCT Industrial Trust Inc.	82,787	621,730
Diamond Hill Investment Group	700	86,135
DiamondRock Hospitality Co.	49,151	623,235

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Dime Community Bancshares	8,269	$119,074
Donegal Group Inc.	1,869	28,708
DuPont Fabros Technology Inc.	15,940	431,018
Dynex Capital Inc.	13,301	107,472
Eagle Bancorp Inc. (a)	5,620	178,828
EastGroup Properties Inc.	7,938	480,963
Education Realty Trust Inc.	35,380	363,706
eHealth Inc. (a)	4,584	110,612
EMC Insurance Group Inc.	1,281	36,995
Empire State Realty Trust Inc. Class A	22,700	340,954
Employers Holdings Inc.	8,000	154,000
Encore Capital Group Inc. (a)	6,500	288,015
Enstar Group Ltd. (a)	2,100	286,272
Enterprise Bancorp Inc.	1,937	36,493
Enterprise Financial Services Corp.	4,776	79,855
EPR Properties	14,295	724,471
Equity One Inc.	15,473	334,681
ESB Financial Corp.	3,048	35,601
Essent Group Ltd. (a)	10,300	220,523
EverBank Financial Corp.	23,081	407,610
Evercore Partners Inc. Class A	8,200	385,400
Excel Trust Inc.	15,057	177,221
EZCORP Inc. Class A (a)	12,700	125,857
F.N.B. Corp.	43,701	523,975
FBL Financial Group Inc. Class A	2,398	107,191
FBR & Co. (a)	2,200	60,544
FCB Financial Holdings Inc. Class A (a)	2,100	47,691
Federal Agricultural Mortgage Corp. Class C	2,704	86,907
Federated National Holding Co.	3,500	98,315
FelCor Lodging Trust Inc.	30,718	287,520
Fidelity & Guaranty Life	2,936	62,684
Fidelity Southern Corp.	3,849	52,731
Financial Engines Inc.	13,014	445,274
Financial Institutions Inc.	3,400	76,432
First American Financial Corp.	26,767	725,921
First Bancorp (North Carolina)	4,903	78,546
First BanCorp (Puerto Rico) (a)	25,800	122,550
First Bancorp Inc.	2,362	39,375
First Busey Corp.	17,879	99,586
First Business Financial Services Inc.	1,000	43,900
First Cash Financial Services Inc. (a)	7,314	409,438
First Citizens BancShares Inc. Class A	1,900	411,597
First Commonwealth Financial Corp.	23,234	194,933
First Community Bancshares Inc.	4,423	63,205
First Connecticut Bancorp Inc.	3,694	53,563
First Defiance Financial Corp.	2,394	64,662
First Financial Bancorp	14,442	228,617
First Financial Bankshares Inc.	15,904	441,972
First Financial Corp. Indiana	2,799	86,629
First Financial Northwest Inc.	4,100	41,861
First Industrial Realty Trust Inc.	27,598	466,682
First Interstate BancSystem Inc.	4,357	115,765
First Merchants Corp.	9,171	185,346
First Midwest Bancorp Inc.	18,551	298,486
First NBC Bank Holding Co. (a)	3,700	121,175

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First of Long Island Corp., The	2,100	$72,345
First Potomac Realty Trust	14,572	171,221
FirstMerit Corp.	41,397	728,587
Flagstar Bancorp Inc. (a)	4,900	82,467
Flushing Financial Corp.	7,692	140,533
Forestar Group Inc. (a)	8,700	154,164
Fox Chase Bancorp	2,983	48,653
Franklin Financial Corp. (a)	2,632	48,982
Franklin Street Properties Corp.	22,644	254,066
FXCM Inc. Class A	11,262	178,503
Gain Capital Holdings Inc.	5,700	36,309
GAMCO Investors Inc.	1,600	113,184
Geo Group Inc., The	18,152	693,769
German American Bancorp Inc.	3,500	90,335
Getty Realty Corp.	6,394	108,698
GFI Group Inc.	18,256	98,765
Glacier Bancorp Inc.	18,448	477,065
Gladstone Commercial Corp.	4,400	74,756
Glimcher Realty Trust	36,586	495,374
Global Indemnity PLC (a)	1,918	48,391
Government Properties Income Trust	17,320	379,481
Gramercy Property Trust Inc.	29,013	167,115
Great Southern Bancorp Inc.	2,513	76,244
Green Bancorp Inc. (a)	1,200	20,580
Green Dot Corp. Class A (a)	7,700	162,778
Greenhill & Co. Inc.	7,000	325,430
Greenlight Capital Re Ltd. Class A (a)	7,103	230,208
Guaranty Bancorp	3,860	52,149
Hallmark Financial Services Inc. (a)	3,700	38,147
Hampton Roads Bankshares Inc. (a)	8,300	12,699
Hancock Holding Co.	20,630	661,192
Hanmi Financial Corp.	7,852	158,296
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,400	74,628
Hatteras Financial Corp.	24,500	440,020
HCI Group Inc.	2,400	86,376
Healthcare Realty Trust Inc.	24,191	572,843
Heartland Financial USA Inc.	4,043	96,547
Heritage Commerce Corp.	5,133	42,142
Heritage Financial Corp.	7,557	119,703
Heritage Insurance Holdings Inc. (a)	1,700	25,602
Heritage Oaks Bancorp	5,100	35,700
Hersha Hospitality Trust	49,539	315,563
HFF Inc. Class A	8,310	240,574
Highwoods Properties Inc.	22,646	880,929
Hilltop Holdings Inc. (a)	16,979	340,429
Home Bancshares Inc.	13,626	400,741
Home Loan Servicing Solutions Ltd.	17,533	371,524
HomeStreet Inc.	3,800	64,942
HomeTrust Bancshares Inc. (a)	5,339	78,003
Horace Mann Educators Corp.	10,402	296,561
Horizon Bancorp	2,100	48,384
Hudson Pacific Properties Inc.	13,673	337,176
Hudson Valley Holding Corp.	3,652	66,284
IBERIABANK Corp.	7,912	494,579
Independence Holding Co.	1,974	26,234

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Independent Bank Corp. (Michigan)	5,700	$67,944
Independent Bank Group Inc.	2,300	109,135
Independent Bank Corp. (Massachusetts)	6,110	218,249
Infinity Property & Casualty Corp.	2,886	184,733
Inland Real Estate Corp.	22,217	220,170
International Bancshares Corp.	13,789	340,106
INTL FCStone Inc. (a)	4,027	69,748
Invesco Mortgage Capital	31,021	487,650
Investment Technology Group Inc. (a)	8,812	138,877
Investors Bancorp Inc.	89,503	906,665
Investors Real Estate Trust	27,735	213,560
iStar Financial Inc. (a)	21,700	292,950
Janus Capital Group Inc.	37,500	545,250
JG Wentworth Co. (a)	3,087	38,248
Kansas City Life Insurance Co.	1,057	46,878
KCG Holdings Inc. Class A (a)	11,137	112,818
Kearny Financial Corp. (a)	3,221	42,936
Kemper Corp.	11,500	392,725
Kennedy-Wilson Holdings Inc.	17,791	426,272
Kite Realty Group Trust	8,357	202,574
Ladder Capital Corp. Class A (a)	3,909	73,880
Ladenburg Thalmann Financial Services Inc. (a)	25,430	107,823
Lakeland Bancorp Inc.	9,122	89,031
Lakeland Financial Corp.	4,232	158,700
LaSalle Hotel Properties	26,053	892,055
Lexington Realty Trust	51,806	507,181
LTC Properties Inc.	8,703	321,054
Macatawa Bank Corp.	5,900	28,320
Mack-Cali Realty Corp.	22,400	428,064
Maiden Holdings Ltd.	12,700	140,716
MainSource Financial Group Inc.	5,161	89,027
Manning & Napier Inc.	3,577	60,058
Marcus & Millichap Inc. (a)	2,100	63,546
MarketAxess Holdings Inc.	9,451	584,639
Marlin Business Services Corp.	2,159	39,553
MB Financial Inc.	16,777	464,387
Meadowbrook Insurance Group Inc.	12,962	75,828
Medical Properties Trust Inc.	43,360	531,594
Mercantile Bank Corp.	4,257	81,096
Merchants Bancshares Inc.	1,308	36,873
Meridian Bancorp Inc. (a)	5,205	54,965
Meta Financial Group Inc.	1,700	59,942
Metro Bancorp Inc. (a)	3,600	87,300
MGIC Investment Corp. (a)	84,951	663,467
MidSouth Bancorp Inc.	1,900	35,530
MidWestOne Financial Group Inc.	1,700	39,117
Moelis & Co.	1,827	62,392
Monmouth Real Estate Investment Corp. Class A	13,950	141,174
Montpelier Re Holdings Ltd.	9,911	308,133
National Bank Holdings Corp. Class A	10,100	193,112
National Bankshares Inc.	1,700	47,192
National General Holdings Corp.	8,800	148,632
National Health Investors Inc.	8,201	468,605
National Interstate Corp.	1,913	53,373

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Penn Bancshares Inc.	29,886	$290,193
National Western Life Insurance Co.	575	142,031
Navigators Group Inc., The (a)	2,572	158,178
NBT Bancorp Inc.	10,797	243,148
Nelnet Inc. Class A	5,100	219,759
New Residential Investment Corp.	71,369	416,081
New York Mortgage Trust Inc.	23,028	166,492
New York REIT Inc.	40,049	411,704
NewBridge Bancorp (a)	8,300	62,997
NewStar Financial Inc. (a)	6,732	75,668
Nicholas Financial Inc.	2,406	27,886
NMI Holdings Inc. Class A (a)	12,500	108,125
Northfield Bancorp Inc.	13,099	178,408
Northrim BanCorp Inc.	1,700	44,931
Northwest Bancshares Inc.	24,026	290,715
OceanFirst Financial Corp.	3,300	52,503
OFG Bancorp	11,366	170,263
Old Line Bancshares Inc.	2,100	32,508
Old National Bancorp	28,341	367,583
OmniAmerican Bancorp Inc.	2,738	71,161
One Liberty Properties Inc.	3,247	65,687
OneBeacon Insurance Group Ltd. Class A	5,435	83,753
Oppenheimer Holdings Inc. Class A	2,680	54,270
Opus Bank (a)	1,300	39,819
Oritani Financial Corp.	11,505	162,105
Owens Realty Mortgage Inc.	2,700	38,475
Pacific Continental Corp.	4,600	59,110
Pacific Premier Bancorp Inc. (a)	4,500	63,225
Palmetto Bancshares Inc.	1,100	15,554
Park National Corp.	3,170	239,081
Park Sterling Corp.	11,254	74,614
Parkway Properties Inc.	19,493	366,079
Peapack-Gladstone Financial Corp.	3,112	54,460
Pebblebrook Hotel Trust	16,790	626,939
Penns Woods Bancorp Inc.	1,257	53,108
Pennsylvania Real Estate Investment Trust	17,438	347,714
PennyMac Financial Services Inc. Class A (a)	3,214	47,085
PennyMac Mortgage Investment Trust	18,459	395,576
Peoples Bancorp Inc.	2,610	61,988
Peoples Financial Services Corp.	1,900	87,381
PHH Corp. (a)	14,369	321,291
Phoenix Companies Inc., The (a)	1,430	80,166
Physicians Realty Trust	11,877	162,952
PICO Holdings Inc. (a)	5,707	113,855
Pinnacle Financial Partners Inc.	8,997	324,792
Piper Jaffray Companies Inc. (a)	4,023	210,162
Platinum Underwriters Holdings Ltd.	6,809	414,464
Portfolio Recovery Associates Inc. (a)	12,613	658,777
Potlatch Corp.	10,065	404,714
Preferred Bank (a)	3,000	67,560
Primerica Inc.	13,682	659,746
PrivateBancorp Inc.	17,704	529,527
Prosperity Bancshares Inc.	17,439	996,988
Provident Financial Services Inc.	15,018	245,845

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PS Business Parks Inc.	4,882	$371,715
Pzena Investment Management Inc. Class A	2,486	23,741
QTS Realty Trust Inc. Class A	3,000	91,050
Radian Group Inc.	47,848	682,312
RAIT Financial Trust	20,694	153,756
Ramco-Gershenson Properties Trust	19,074	309,952
RCS Capital Corp. Class A	2,335	52,584
RE/MAX Holdings Inc. Class A	2,626	78,071
Redwood Trust Inc.	21,054	349,075
Regional Management Corp. (a)	2,600	46,670
Renasant Corp.	7,865	212,748
Republic Bancorp Inc. Class A	2,619	62,044
Republic First Bancorp Inc. (a)	7,700	29,953
Resource America Inc. Class A	3,100	28,861
Resource Capital Corp.	33,324	162,288
Retail Opportunity Investments Corp.	22,939	337,203
Rexford Industrial Realty Inc.	11,339	156,932
RLI Corp.	10,776	466,493
RLJ Lodging Trust	32,773	933,047
Rouse Properties Inc.	9,203	148,813
Ryman Hospitality Properties Inc.	10,756	508,759
S&T Bancorp Inc.	7,362	172,713
Sabra Health Care REIT Inc.	12,013	292,156
Safeguard Scientifics Inc. (a)	5,216	95,974
Safety Insurance Group Inc.	3,164	170,571
Sandy Spring Bancorp Inc.	6,394	146,359
Saul Centers Inc.	2,448	114,420
Seacoast Banking Corporation of Florida (a)	4,920	53,776
Select Income REIT	9,079	218,350
Selective Insurance Group Inc.	13,911	307,990
ServisFirst Bancshares Inc.	600	17,280
Sierra Bancorp	3,300	55,308
Silver Bay Realty Trust Corp.	9,518	154,287
Silvercrest Asset Management Group Inc. Class A	1,483	20,198
Simmons First National Corp.	4,216	162,400
South State Corp.	6,111	341,727
Southside Bancshares Inc.	4,699	156,242
Southwest Bancorp Inc.	5,055	82,902
Sovran Self Storage Inc.	8,283	615,924
Springleaf Holdings Inc. (a)	6,228	198,860
Square 1 Financial Inc. Class A (a)	1,500	28,845
St. Joe Co., The (a)	16,100	320,873
STAG Industrial Inc.	12,073	250,032
Starwood Waypoint Residential Trust	9,700	252,297
State Auto Financial Corp.	4,058	83,230
State Bank Financial Corp.	7,798	126,640
Sterling Bancorp	21,080	269,613
Stewart Information Services Corp.	5,291	155,291
Stifel Financial Corp. (a)	16,248	761,869
Stock Yards Bancorp Inc.	3,567	107,367
Stonegate Bank	2,500	64,375
Stonegate Mortgage Corp. (a)	3,500	45,465
Strategic Hotels & Resorts Inc. (a)	61,989	722,172
Suffolk Bancorp	2,923	56,735

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Summit Hotel Properties Inc.	21,218	$228,730
Sun Bancorp Inc. (a)	2,440	44,188
Sun Communities Inc.	11,850	598,425
Sunstone Hotel Investors Inc.	51,325	709,312
Susquehanna Bancshares Inc.	47,271	472,710
SWS Group Inc. (a)	6,997	48,209
Symetra Financial Corp.	18,597	433,868
Talmer Bancorp Inc. Class A	4,569	63,189
Tejon Ranch Co. (a)	3,236	90,737
Tejon Ranch Co. Warrants (a)	522	1,049
Terreno Realty Corp.	8,145	153,370
Territorial Bancorp Inc.	2,085	42,305
Texas Capital Bancshares Inc. (a)	10,812	623,636
Third Point Reinsurance Ltd. (a)	13,996	203,642
Tiptree Financial Inc. Class A (a)	1,900	15,694
Tompkins Financial Corp.	3,746	165,124
TowneBank	7,380	100,220
Trade Street Residential Inc.	4,600	32,844
Tree.com Inc. (a)	1,500	53,835
Trico Bancshares	4,092	92,561
Tristate Capital Holdings Inc. (a)	5,500	49,885
Trustco Bank Corp. NY	23,377	150,548
Trustmark Corp.	17,001	391,618
UMB Financial Corp.	9,357	510,424
UMH Properties Inc.	4,700	44,650
Umpqua Holdings Corp.	41,738	687,425
Union Bankshares Corp.	11,414	263,663
United Bankshares Inc.	17,133	529,924
United Community Banks Inc.	12,343	203,166
United Community Financial Corp.	13,000	60,840
United Financial Bancorp Inc.	12,827	162,775
United Fire Group Inc.	5,292	146,959
United Insurance Holdings Corp.	4,100	61,500
Universal Health Realty Income Trust	3,005	125,248
Universal Insurance Holdings Inc.	7,700	99,561
Univest Corp. of Pennsylvania	4,199	78,731
Urstadt Biddle Properties Inc.	6,304	127,971
Valley National Bancorp	50,600	490,314
ViewPoint Financial Group Inc.	9,880	236,527
Virtus Investment Partners Inc.	1,837	319,087
Walker & Dunlop Inc. (a)	4,729	62,848
Walter Investment Management Corp. (a)	9,308	204,311
Washington Federal Inc.	25,500	519,180
Washington Real Estate Investment Trust	16,490	418,516
Washington Trust Bancorp Inc.	3,556	117,312
Waterstone Financial Inc.	8,484	97,990
Webster Financial Corp.	22,649	659,992
WesBanco Inc.	6,687	204,555
West Bancorporation	3,700	52,281
Westamerica Bancorporation	6,492	302,008
Western Alliance Bancorp (a)	18,800	449,320
Western Asset Mortgage Capital Corp.	10,124	149,633
Westwood Holdings Group Inc.	1,771	100,398
Whitestone REIT	5,529	77,074

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Wilshire Bancorp Inc.	17,470	$161,248
Wintrust Financial Corp.	11,688	522,103
WisdomTree Investments Inc. (a)	26,556	302,207
World Acceptance Corp. (a)	1,881	126,968
WSFS Financial Corp.	2,235	160,048
Yadkin Financial Corp. (a)	5,225	94,886

		96,013,640

Health Care (13.29%)
Abaxis Inc.	5,521	279,970
Abiomed Inc. (a)	10,001	248,325
Acadia Healthcare Company Inc. (a)	10,739	520,842
ACADIA Pharmaceuticals Inc. (a)	19,810	490,496
Accelerate Diagnostics Inc. (a)	5,642	121,190
Acceleron Pharma Inc. (a)	4,017	121,474
Accuray Inc. (a)	19,494	141,526
AcelRx Pharmaceuticals Inc. (a)	6,532	35,861
Achaogen Inc. (a)	1,687	15,116
Achillion Pharmaceuticals Inc. (a)	24,060	240,119
Acorda Therapeutics Inc. (a)	10,569	358,078
Actinium Pharmaceuticals Inc. (a)	4,900	32,830
Adamas Pharmaceuticals Inc. (a)	737	13,723
Addus HomeCare Corp. (a)	1,400	27,440
Adeptus Health Inc. Class A (a)	1,449	36,080
Aegerion Pharmaceuticals Inc. (a)	7,267	242,572
Aerie Pharmaceuticals Inc. (a)	2,600	53,794
Affymetrix Inc. (a)	18,700	149,226
Agenus Inc. (a)	15,400	47,894
Agios Pharmaceuticals Inc. (a)	3,397	208,406
Air Methods Corp. (a)	9,800	544,390
Akebia Therapeutics Inc. (a)	1,890	41,826
Akorn Inc. (a)	15,676	568,569
Albany Molecular Research Inc. (a)	5,800	128,006
Alder Biopharmaceuticals Inc. (a)	1,942	24,625
Alimera Sciences Inc. (a)	5,685	30,813
Alliance HealthCare Services Inc. (a)	1,200	27,132
Almost Family Inc. (a)	2,200	59,774
AMAG Pharmaceuticals Inc. (a)	5,382	171,740
Amedisys Inc. (a)	6,688	134,897
AMN Healthcare Services Inc. (a)	11,888	186,647
Amphastar Pharmaceuticals Inc. (a)	2,400	27,960
Ampio Pharmaceuticals Inc. (a)	10,090	35,618
Amsurg Corp. (a)	10,636	532,332
Anacor Pharmaceuticals Inc. (a)	8,117	198,623
Analogic Corp.	3,106	198,660
Angiodynamics Inc. (a)	6,300	86,436
ANI Pharmaceuticals Inc. (a)	1,700	48,076
Anika Therapeutics Inc. (a)	3,600	131,976
Antares Pharma Inc. (a)	28,977	53,028
Applied Genetic Technologies Corp. (a)	1,200	22,332
Aratana Therapeutics Inc. (a)	7,296	73,252
Ardelyx Inc. (a)	1,349	19,169
Arena Pharmaceuticals Inc. (a)	55,997	234,627
ARIAD Pharmaceuticals Inc. (a)	40,700	219,780
Array Biopharma Inc. (a)	31,778	113,447
Arrowhead Research Corp. (a)	12,800	189,056

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	6,798	$100,067
Atrion Corp.	400	122,004
Auspex Pharmaceuticals Inc. (a)	2,511	64,457
Auxilium Pharmaceuticals Inc. (a)	12,701	379,125
Avalanche Biotechnologies Inc. (a)	1,800	61,542
AVANIR Pharmaceuticals Inc. Class A (a)	42,895	511,308
BioCryst Pharmaceuticals Inc. (a)	17,300	169,194
BioDelivery Sciences International Inc. (a)	10,516	179,718
Bio-Path Holdings Inc. (a)	18,100	36,381
Bio-Reference Laboratories Inc. (a)	6,286	176,385
BioScrip Inc. (a)	16,954	117,152
BioSpecifics Technologies Corp. (a)	900	31,770
BioTelemetry Inc. (a)	6,500	43,615
BioTime Inc. (a)	12,836	40,305
Bluebird Bio Inc. (a)	5,365	192,496
Cambrex Corp. (a)	7,481	139,745
Cantel Medical Corp.	8,400	288,792
Capital Senior Living Corp. (a)	7,200	152,856
Cara Therapeutics Inc. (a)	1,429	11,989
Cardiovascular Systems Inc. (a)	6,956	164,370
Castlight Health Inc. Class B (a)	3,153	40,800
Catalent Inc. (a)	12,315	308,244
Celldex Therapeutics Inc. (a)	22,114	286,597
Cellular Dynamics International Inc. (a)	2,355	16,556
Cempra Inc. (a)	6,100	66,856
Cepheid Inc. (a)	17,481	769,688
Cerus Corp. (a)	17,340	69,533
Chemed Corp.	4,424	455,230
ChemoCentryx Inc. (a)	6,100	27,450
Chimerix Inc. (a)	6,633	183,203
Clovis Oncology Inc. (a)	6,256	283,772
Computer Programs & Systems Inc.	2,784	160,052
Conmed Corp.	6,729	247,896
Corcept Therapeutics Inc. (a)	14,553	39,002
Corvel Corp. (a)	2,678	91,186
Cross Country Healthcare Inc. (a)	8,289	77,005
CryoLife Inc.	6,832	67,432
CTI BioPharma Corp. (a)	34,000	82,280
Cyberonics Inc. (a)	6,776	346,660
Cynosure Inc. Class A (a)	5,472	114,912
Cytokinetics Inc. (a)	8,504	29,934
Cytori Therapeutics Inc. (a)	14,800	10,005
CytRx Corp. (a)	13,700	34,798
Dendreon Corp. (a)	39,000	56,160
DepoMed Inc. (a)	14,200	215,698
Derma Sciences Inc. (a)	5,261	43,824
Dexcom Inc. (a)	18,801	751,852
Dicerna Pharmaceuticals Inc. (a)	932	11,864
Durata Therapeutics Inc. (a)	4,078	51,709
Dyax Corp. (a)	34,154	345,638
Dynavax Technologies Corp. (a)	67,647	96,735
Egalet Corp. (a)	997	5,683
Eleven Biotherapeutics Inc. (a)	1,341	14,939
Emergent Biosolutions Inc. (a)	7,100	151,301
Enanta Pharmaceuticals Inc. (a)	2,600	102,882

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endocyte Inc. (a)	9,534	$57,967
Endologix Inc. (a)	16,329	173,087
Ensign Group Inc., The	5,000	174,000
Enzo Biochem Inc. (a)	8,500	43,775
Epizyme Inc. (a)	3,200	86,752
Esperion Therapeutics Inc. (a)	1,137	27,811
Exact Sciences Corp. (a)	20,824	403,569
Exactech Inc. (a)	2,600	59,514
ExamWorks Group Inc. (a)	8,608	281,912
Exelixis Inc. (a)	46,923	71,792
Five Prime Therapeutics Inc. (a)	4,200	49,266
Five Star Quality Care Inc. (a)	10,281	38,759
Flexion Therapeutics Inc. (a)	1,254	22,898
Fluidigm Corp. (a)	6,894	168,903
Foundation Medicine Inc. (a)	3,418	64,805
Furiex Pharmaceuticals Inc. (a) (b)	1,795	17,537
Galectin Therapeutics Inc. (a)	4,400	22,132
Galena Biopharma Inc. (a)	29,600	60,976
GenMark Diagnostics Inc. (a)	10,282	92,230
Genocea Biosciences Inc. (a)	1,132	10,245
Genomic Health Inc. (a)	4,300	121,733
Gentiva Health Services Inc. (a)	7,726	129,642
Geron Corp. (a)	39,201	78,402
Globus Medical Inc. Class A (a)	16,209	318,831
Greatbatch Inc. (a)	6,156	262,307
Haemonetics Corp. (a)	13,104	457,592
Halozyme Therapeutics Inc. (a)	25,516	232,196
Hanger Inc. (a)	8,600	176,472
HealthEquity Inc. (a)	2,630	48,155
Healthsouth Corp.	22,046	813,497
HealthStream Inc. (a)	5,282	126,821
Healthways Inc. (a)	7,770	124,475
HeartWare International Inc. (a)	4,202	326,201
Heron Therapeutics Inc. (a)	6,100	50,813
HMS Holdings Corp. (a)	22,200	418,470
Horizon Pharma PLC (a)	16,080	197,462
Hyperion Therapeutics Inc. (a)	3,300	83,226
ICU Medical Inc. (a)	3,432	220,266
Idera Pharmaceuticals Inc. (a)	14,800	33,892
Immune Design Corp. (a)	900	15,894
ImmunoGen Inc. (a)	21,793	230,788
Immunomedics Inc. (a)	21,385	79,552
Impax Laboratories Inc. (a)	17,400	412,554
Imprivata Inc. (a)	1,549	24,040
Infinity Pharmaceuticals Inc. (a)	11,891	159,577
Inogen Inc. (a)	1,342	27,659
Inovio Pharmaceuticals Inc. (a)	14,900	146,765
Insmed Inc. (a)	12,230	159,602
Insulet Corp. (a)	13,780	507,793
Insys Therapeutics Inc. (a)	2,450	95,011
Integra LifeSciences Holdings Corp. (a)	6,195	307,520
Intersect ENT Inc. (a)	1,500	23,250
Intra-Cellular Therapies Inc. (a)	4,200	57,582
Intrexon Corp. (a)	8,855	164,526
Invacare Corp.	8,104	95,708
IPC The Hospitalist Co. (a)	4,300	192,597

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ironwood Pharmaceuticals Inc. (a)	30,330	$392,925
Isis Pharmaceuticals Inc. (a)	29,485	1,144,903
K2M Group Holdings Inc. (a)	2,201	31,760
Karyopharm Therapeutics Inc. (a)	3,425	119,670
Keryx Biopharmaceuticals Inc. (a)	22,668	311,685
Kindred Biosciences Inc. (a)	2,832	26,196
Kindred Healthcare Inc.	16,396	318,082
Kite Pharma Inc. (a)	2,249	64,096
KYTHERA Biopharmaceuticals Inc. (a)	4,300	140,868
Landauer Inc.	2,380	78,564
Lannett Company Inc. (a)	6,400	292,352
LDR Holding Corp. (a)	4,151	129,221
Lexicon Pharmaceuticals Inc. (a)	58,500	82,485
LHC Group Inc. (a)	3,000	69,600
Ligand Pharmaceuticals Inc. Class B (a)	5,262	247,261
Loxo Oncology Inc. (a)	1,000	13,130
Luminex Corp. (a)	9,414	183,573
MacroGenics Inc. (a)	4,900	102,410
Magellan Health Inc. (a)	6,891	377,144
MannKind Corp. (a)	56,313	332,810
Masimo Corp. (a)	11,925	253,764
MedAssets Inc. (a)	15,137	313,639
Medicines Co., The (a)	16,076	358,816
Medidata Solutions Inc. (a)	13,456	595,966
Merge Healthcare Inc. (a)	16,100	35,420
Meridian Bioscience Inc.	10,700	189,283
Merit Medical Systems Inc. (a)	11,096	131,820
Merrimack Pharmaceuticals Inc. (a)	24,000	210,720
MiMedx Group Inc. (a)	23,400	166,842
Mirati Therapeutics Inc. (a)	1,800	31,518
Molina Healthcare Inc. (a)	7,543	319,069
Momenta Pharmaceuticals Inc. (a)	11,911	135,071
MWI Veterinary Supply Inc. (a)	3,270	485,268
NanoString Technologies Inc. (a)	2,500	27,350
NanoViricides Inc. (a)	9,900	29,700
National Healthcare Corp.	2,573	142,827
National Research Corp. Class A (a)	2,400	31,224
Natus Medical Inc. (a)	8,200	241,982
Navidea Biopharmaceuticals Inc. (a)	37,000	48,840
Nektar Therapeutics (a)	31,760	383,343
Neogen Corp. (a)	9,176	362,452
NeoStem Inc. (a)	5,800	32,074
Neuralstem Inc. (a)	16,900	55,432
Neurocrine Biosciences Inc. (a)	19,358	303,340
NewLink Genetics Corp. (a)	5,101	109,263
Northwest Biotherapeutics Inc. (a)	8,800	44,264
Novavax Inc. (a)	58,658	244,604
NPS Pharmaceuticals Inc. (a)	26,715	694,590
NuVasive Inc. (a)	11,798	411,396
NxStage Medical Inc. (a)	15,619	205,077
Ocular Therapeutix Inc. (a)	1,500	22,455
Ohr Pharmaceutical Inc. (a)	5,200	37,700
Omeros Corp. (a)	8,658	110,130
Omnicell Inc. (a)	9,336	255,153
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
OncoMed Pharmaceuticals Inc. (a)	3,067	$58,058
Oncothyreon Inc. (a)	22,400	43,008
Ophthotech Corp. (a)	3,400	132,362
Opko Health Inc. (a)	49,081	417,679
OraSure Technologies Inc. (a)	13,463	97,203
Orexigen Therapeutics Inc. (a)	31,055	132,294
Organovo Holdings Inc. (a)	15,400	98,098
Orthofix International NV (a)	4,662	144,336
Osiris Therapeutics Inc. (a)	5,000	62,950
Otonomy Inc. (a)	1,849	44,376
OvaScience Inc. (a)	4,035	66,981
Owens & Minor Inc.	15,628	511,661
Oxford Immunotec Global PLC (a)	3,200	48,864
Pacific Biosciences of California Inc. (a)	13,902	68,259
Pacira Pharmaceuticals Inc. (a)	8,951	867,531
Pain Therapeutics Inc. (a)	9,400	36,754
Parexel International Corp. (a)	14,240	898,402
PDL BioPharma Inc.	39,659	296,253
Peregrine Pharmaceuticals Inc. (a)	41,500	56,440
Pernix Therapeutics Holdings Inc. (a)	8,211	63,060
PharMerica Corp. (a)	7,418	181,222
Phibro Animal Health Corp. Class A	3,654	81,886
PhotoMedex Inc. (a)	3,300	20,460
Portola Pharmaceuticals Inc. (a)	9,066	229,188
Pozen Inc.	6,699	49,171
Prestige Brands Holdings Inc. (a)	13,048	422,364
Progenics Pharmaceuticals Inc. (a)	18,004	93,441
Prothena Corp. PLC (a)	6,700	148,472
Providence Service Corp. (a)	2,899	140,254
PTC Therapeutics Inc. (a)	5,516	242,759
Puma Biotechnology Inc. (a)	5,824	1,389,432
Quality Systems Inc.	12,352	170,087
Quidel Corp. (a)	7,000	188,090
Radius Health Inc. (a)	1,800	37,800
Radnet Inc. (a)	8,100	53,622
Raptor Pharmaceutical Corp. (a)	16,105	154,447
Receptos Inc. (a)	4,566	283,594
Regado Bioscience Inc. (a)	3,800	4,294
Regulus Therapeutics Inc. (a)	3,600	24,588
Relypsa Inc. (a)	4,127	87,038
Repligen Corp. (a)	8,200	163,262
Repros Therapeutics Inc. (a)	5,697	56,400
Retrophin Inc. (a)	4,888	44,090
Revance Therapeutics Inc. (a)	2,285	44,169
Rigel Pharmaceuticals Inc. (a)	21,497	41,704
Rockwell Medical Inc. (a)	9,756	89,170
Roka Bioscience Inc. (a)	766	7,698
RTI Surgical Inc. (a)	13,700	65,486
Sage Therapeutics Inc. (a)	1,468	46,242
Sagent Pharmaceuticals Inc. (a)	5,339	166,043
Sangamo BioSciences Inc. (a)	17,035	183,722
Sarepta Therapeutics Inc. (a)	10,000	211,000
SciClone Pharmaceuticals Inc. (a)	12,600	86,814
Select Medical Holdings Corp.	19,468	234,200
Sequenom Inc. (a)	28,414	84,390

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Skilled Healthcare Group Inc. Class A (a)	6,600	$43,560
Spectranetics Corp., The (a)	10,585	281,243
Spectrum Pharmaceuticals Inc. (a)	16,228	132,096
STAAR Surgical Co. (a)	9,524	101,240
Stemline Therapeutics Inc. (a)	3,000	37,380
STERIS Corp.	14,852	801,414
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	25,350
Sunesis Pharmaceuticals Inc. (a)	12,256	87,508
Supernus Pharmaceuticals Inc. (a)	7,233	62,855
Surgical Care Affiliates Inc. (a)	3,250	86,872
SurModics Inc. (a)	3,600	65,376
Symmetry Medical Inc. (a)	9,208	92,909
Synageva BioPharma Corp. (a)	5,367	369,142
Synergy Pharmaceuticals Inc. (a)	23,000	64,055
Synta Pharmaceuticals Corp. (a)	15,400	46,354
T2 Biosystems Inc. (a)	1,600	28,944
Tandem Diabetes Care Inc. (a)	2,350	31,537
Team Health Holdings Inc. (a)	17,603	1,020,798
Tesaro Inc. (a)	4,800	129,216
Tetraphase Pharmaceuticals Inc. (a)	5,400	107,730
TG Therapeutics Inc. (a)	5,895	62,900
TherapeuticsMD Inc. (a)	27,100	125,744
Theravance Biopharma Inc. (a)	5,800	133,690
Theravance Inc.	20,900	357,181
Thoratec Corp. (a)	14,400	384,912
Threshold Pharmaceuticals Inc. (a)	14,100	50,901
Tornier NV (a)	8,802	210,368
TransEnterix Inc. (a)	7,100	30,956
Triple-S Management Corp. Class B (a)	6,400	127,360
TriVascular Technologies Inc. (a)	1,850	26,788
Trupanion Inc. (a)	2,200	18,700
U.S. Physical Therapy Inc.	3,200	113,248
Ultragenyx Pharmaceutical Inc. (a)	1,704	96,446
Unilife Corp. (a)	29,694	68,148
Universal American Corp. (a)	10,856	87,282
Utah Medical Products Inc.	1,000	48,760
Vanda Pharmaceuticals Inc. (a)	8,400	87,192
Vascular Solutions Inc. (a)	4,400	108,680
Veracyte Inc. (a)	1,321	12,880
Verastem Inc. (a)	5,800	49,416
Versartis Inc. (a)	1,700	32,283
Vital Therapies Inc. (a)	1,300	26,533
VIVUS Inc. (a)	22,161	85,541
Vocera Communications Inc. (a)	5,200	41,964
Volcano Corp. (a)	12,600	134,064
WellCare Health Plans Inc. (a)	11,077	668,386
West Pharmaceutical Services Inc.	17,728	793,505
Wright Medical Group Inc. (a)	12,381	375,144
Xencor Inc. (a)	3,809	35,462
Xenoport Inc. (a)	14,181	76,294
XOMA Corp. (a)	22,200	93,462
Zafgen Inc. (a)	1,823	35,822
Zeltiq Aesthetics Inc. (a)	7,200	162,936
ZIOPHARM Oncology Inc. (a)	20,691	54,624
Zogenix Inc. (a)	31,004	35,655

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ZS Pharma Inc. (a)	1,736	$68,103

		54,664,405

Industrials (13.59%)
Aaon Inc.	10,450	177,749
AAR Corp.	9,811	236,936
ABM Industries Inc.	14,035	360,559
Acacia Research Corp.	12,252	189,661
Acco Brands Corp. (a)	28,622	197,492
Accuride Corp. (a)	9,947	37,699
Aceto Corp.	6,964	134,544
Actuant Corp. Class A	17,912	546,674
Advanced Drainage Systems Inc. (a)	3,888	81,454
Advisory Board Co., The (a)	9,256	431,237
Aegion Corp. (a)	9,356	208,171
Aerovironment Inc. (a)	4,804	144,456
Air Transport Services Group Inc. (a)	13,100	95,368
Aircastle Ltd.	16,004	261,825
Alamo Group Inc.	1,685	69,085
Albany International Corp. Class A	6,951	236,612
Allegiant Travel Co.	3,475	429,718
Altra Industrial Motion Corp.	6,900	201,204
Ameresco Inc. Class A (a)	5,100	34,935
American Railcar Industries Inc.	2,353	173,934
American Science & Engineering Inc.	1,881	104,170
American Woodmark Corp. (a)	3,053	112,534
Apogee Enterprises Inc.	7,436	295,953
Applied Industrial Technologies Inc.	10,368	473,299
ARC Document Solutions Inc. (a)	10,621	86,030
ARC Group Worldwide Inc. (a)	800	12,496
ArcBest Corp.	6,389	238,310
Argan Inc.	3,100	103,478
Astec Industries Inc.	4,657	169,841
Astronics Corp. (a)	4,043	192,770
Astronics Corp. Class B (a)	768	36,480
Atlas Air Worldwide Holdings Inc. (a)	6,243	206,144
AZZ Inc.	6,400	267,328
Baltic Trading Ltd.	12,100	50,094
Barnes Group Inc.	13,644	414,095
Barrett Business Services Inc.	1,800	71,082
Beacon Roofing Supply Inc. (a)	12,485	318,118
Blount International Inc. (a)	12,494	189,034
Brady Corp.	11,813	265,084
Briggs & Stratton Corp.	11,580	208,672
Brink’s Co., The	12,299	295,668
Builders FirstSource Inc. (a)	10,886	59,329
CAI International Inc. (a)	4,300	83,205
Capstone Turbine Corp. (a)	82,837	88,636
Casella Waste Systems Inc. Class A (a)	9,014	34,704
CBIZ Inc. (a)	10,274	80,856
CDI Corp.	3,486	50,617
CECO Environmental Corp.	5,184	69,466
Celadon Group Inc.	5,200	101,140
Cenveo Inc. (a)	13,671	33,767
Chart Industries Inc. (a)	7,700	470,701
CIRCOR International Inc.	4,521	304,399

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Civeo Corp.	23,600	$273,996
Clarcor Inc.	12,699	801,053
Columbus McKinnon Corp.	5,100	112,149
Comfort Systems USA Inc.	9,773	132,424
Commercial Vehicle Group Inc. (a)	6,196	38,291
Continental Building Products Inc. (a)	2,769	40,427
Corporate Executive Board Co., The	8,500	510,595
Corporate Resource Services Inc. (a)	4,300	6,450
CRA International Inc. (a)	2,415	61,413
Cubic Corp.	5,154	241,207
Curtiss-Wright Corp.	11,978	789,590
Deluxe Corp.	12,600	695,016
DigitalGlobe Inc. (a)	18,823	536,456
Douglas Dynamics Inc.	5,610	109,395
Ducommun Inc. (a)	2,600	71,266
DXP Enterprises Inc. (a)	3,200	235,776
Dycom Industries Inc. (a)	8,333	255,906
Dynamic Materials Corp.	3,254	61,989
Echo Global Logistics Inc. (a)	5,800	136,590
EMCOR Group Inc.	16,856	673,566
Encore Wire Corp.	5,095	188,974
Energy Recovery Inc. (a)	9,400	33,276
EnerSys	11,785	691,072
Engility Holdings Inc. (a)	4,300	134,031
Ennis Inc.	6,632	87,343
Enphase Energy Inc. (a)	4,700	70,453
EnPro Industries Inc. (a)	5,774	349,500
Erickson Inc. (a)	1,600	20,784
ESCO Technologies Inc.	6,510	226,418
Esterline Technologies Corp. (a)	7,989	888,936
ExOne Co., The (a)	2,431	50,784
Exponent Inc.	3,229	228,872
Federal Signal Corp.	16,234	214,938
Forward Air Corp.	7,708	345,550
Franklin Covey Co. (a)	2,700	52,893
Franklin Electric Co. Inc.	11,851	411,704
Freightcar America Inc.	3,060	101,898
FTI Consulting Inc. (a)	10,182	355,963
FuelCell Energy Inc. (a)	59,996	125,392
Furmanite Corp. (a)	9,400	63,544
G&K Services Inc. Class A	4,980	275,792
GenCorp Inc. (a)	15,226	243,159
Generac Holdings Inc. (a)	17,190	696,883
General Cable Corp.	12,000	180,960
General Finance Corp. (a)	2,800	24,836
Gibraltar Industries Inc. (a)	7,482	102,429
Global Brass & Copper Holdings Inc.	5,300	77,751
Global Power Equipment Group Inc.	4,373	65,158
Gorman-Rupp Co., The	4,791	143,922
GP Strategies Corp. (a)	3,800	109,136
GrafTech International Ltd. (a)	28,800	131,904
Graham Corp.	2,600	74,750
Granite Construction Inc.	9,653	307,062
Great Lakes Dredge & Dock Co. (a)	14,800	91,464
Greenbrier Companies Inc., The	6,834	501,479
Griffon Corp.	10,347	117,852
H&E Equipment Services Inc.	7,800	314,184

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Harsco Corp.	20,000	$428,200
Hawaiian Holdings Inc. (a)	11,200	150,640
Healthcare Services Group Inc.	17,547	502,020
Heartland Express Inc.	13,476	322,885
Heico Corp.	16,641	777,135
Heidrick & Struggles International Inc.	4,712	96,784
Heritage-Crystal Clean Inc. (a)	2,667	39,632
Herman Miller Inc.	14,937	445,869
Hill International Inc. (a)	8,500	34,000
Hillenbrand Inc.	15,853	489,699
HNI Corp.	11,447	411,978
Houston Wire & Cable Co.	4,500	53,910
Hub Group Inc. (a)	9,150	370,850
Hurco Companies Inc.	1,569	59,089
Huron Consulting Group Inc. (a)	5,990	365,210
Hyster-Yale Materials Handling Inc.	2,596	185,926
ICF International Inc. (a)	4,932	151,856
Innerworkings Inc. (a)	8,652	69,995
Insperity Inc.	5,699	155,811
Insteel Industries Inc.	4,500	92,520
Interface Inc.	16,467	265,777
International Shipholding Corp.	1,333	23,847
JetBlue Airways Corp. (a)	62,225	660,830
John Bean Technologies Corp.	7,400	208,162
Kadant Inc.	2,858	111,605
Kaman Corp.	6,846	269,048
Kelly Services Inc. Class A	6,716	105,240
Keyw Holding Corp., The (a)	7,911	87,575
Kforce Inc.	6,726	131,628
Kimball International Inc. Class B	8,797	132,395
Knight Transportation Inc.	14,949	409,453
Knightsbridge Tankers Ltd.	8,586	75,986
Knoll Inc.	12,244	211,944
Korn/Ferry International (a)	12,633	314,562
Kratos Defense & Security Solutions Inc. (a)	11,924	78,221
L.B. Foster Co. Class A	2,536	116,504
Layne Christensen Co. (a)	4,986	48,414
Lindsay Corp.	3,198	239,050
LMI Aerospace Inc. (a)	2,700	34,560
LSI Industries Inc.	5,747	34,884
Lydall Inc. (a)	4,190	113,172
Manitex International Inc. (a)	3,242	36,602
Marten Transport Ltd.	5,797	103,245
Masonite International Corp. (a)	7,298	404,163
MasTec Inc. (a)	16,459	503,975
Matson Inc.	10,600	265,318
Matthews International Corp. Class A	7,461	327,463
McGrath Rentcorp	6,340	216,828
Meritor Inc. (a)	24,815	269,243
Miller Industries Inc.	2,650	44,785
Mistras Group Inc. (a)	3,962	80,825
Mobile Mini Inc.	11,847	414,290
Moog Inc. Class A (a)	11,109	759,856
MSA Safety Inc.	7,418	366,449
Mueller Industries Inc.	14,394	410,805
Mueller Water Products Inc.	40,003	331,225

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Multi-Color Corp.	3,173	$144,308
MYR Group Inc. (a)	5,400	130,032
National Presto Industries Inc.	1,218	73,945
Navigant Consulting Inc. (a)	12,148	168,979
Navios Maritime Holdings Inc.	19,671	118,026
NCI Building Systems Inc. (a)	6,954	134,908
NL Industries Inc.	1,843	13,564
NN Inc.	4,617	123,366
Norcraft Companies Inc. (a)	1,936	30,879
Nortek Inc. (a)	2,289	170,530
Northwest Pipe Co. (a)	2,400	81,840
Omega Flex Inc.	600	11,676
On Assignment Inc. (a)	13,800	370,530
Orbital Sciences Corp. (a)	15,229	423,366
Orion Marine Group Inc. (a)	6,764	67,505
P.A.M. Transportation Services Inc. (a)	800	29,000
Park-Ohio Holdings Corp.	2,266	108,451
Patrick Industries Inc. (a)	2,000	84,720
Patriot Transportation Holding Inc. (a)	1,800	61,056
Paylocity Holding Corp. (a)	2,032	39,929
Pendrell Corp. (a)	40,546	54,332
Performant Financial Corp. (a)	7,400	59,792
PGT Inc. (a)	11,700	109,044
Pike Corp. (a)	7,300	86,797
Plug Power Inc. (a)	41,300	189,567
Ply Gem Holdings Inc. (a)	5,300	57,452
Polypore International Inc. (a)	11,400	443,574
Powell Industries Inc.	2,355	96,225
Power Solutions International Inc. (a)	1,100	75,900
PowerSecure International Inc. (a)	5,500	52,690
Preformed Line Products Co.	600	31,656
Primoris Services Corp.	9,464	254,014
Proto Labs Inc. (a)	5,608	386,952
Quad Graphics Inc.	6,840	131,670
Quality Distribution Inc. (a)	6,776	86,597
Quanex Building Products Corp.	9,241	167,170
Quest Resource Holding Corp. (a)	3,200	5,504
Raven Industries Inc.	9,284	226,530
RBC Bearings Inc.	5,800	328,860
Republic Airways Holdings Inc. (a)	12,432	138,120
Resources Connection Inc.	9,564	133,322
Revolution Lighting Technologies Inc. (a)	7,400	12,432
Rexnord Corp. (a)	18,972	539,753
Roadrunner Transportation Systems Inc. (a)	6,931	157,957
RPX Corp. (a)	13,066	179,396
Rush Enterprises Inc. Class A (a)	8,736	292,219
Safe Bulkers Inc.	9,600	63,936
Saia Inc. (a)	6,202	307,371
Scorpio Bulkers Inc. (a)	33,739	196,361
SIFCO Industries Inc.	600	18,060
Simpson Manufacturing Co. Inc.	10,357	301,907
SkyWest Inc.	12,221	95,079
Sparton Corp. (a)	2,600	64,090
Standard Plus Corp. (a)	3,900	73,944
Standex International Corp.	3,227	239,250

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Steelcase Inc.	20,500	$331,895
Sterling Construction Company Inc. (a)	4,300	32,981
Stock Building Supply Holdings Inc. (a)	3,598	56,525
Sun Hydraulics Corp.	5,700	214,263
Swift Transportation Co. (a)	21,361	448,154
TAL International Group Inc.	8,600	354,750
Taser International Inc. (a)	13,592	209,860
TCP International Holdings Ltd. (a)	1,200	9,144
Team Inc. (a)	5,200	197,132
Teledyne Technologies Inc. (a)	9,413	884,916
Tennant Co.	4,535	304,253
Tetra Tech Inc.	16,421	410,197
Textainer Group Holdings Ltd.	5,300	164,936
Thermon Group Holdings Inc. (a)	7,924	193,504
Titan International Inc.	10,838	128,105
Titan Machinery Inc. (a)	4,300	55,857
Trex Co. Inc. (a)	8,568	296,196
TriMas Corp. (a)	11,155	271,401
TriNet Group Inc. (a)	3,854	99,240
TrueBlue Inc. (a)	10,310	260,431
Tutor Perini Corp. (a)	9,473	250,087
Twin Disc Inc.	2,052	55,322
Ultrapetrol Bahamas Ltd. (a)	5,300	16,536
UniFirst Corp.	3,675	354,968
United Stationers Inc.	10,008	376,001
Universal Forest Products Inc.	5,110	218,248
Universal Truckload Services Inc.	1,800	43,650
US Ecology Inc.	5,358	250,540
USA Truck Inc. (a)	1,600	28,048
UTi Worldwide Inc. (a)	23,200	246,616
Viad Corp.	5,162	106,595
Vicor Corp. (a)	4,608	43,315
VSE Corp.	1,100	53,922
Wabash National Corp. (a)	17,045	227,039
WageWorks Inc. (a)	8,700	396,111
Watsco Inc.	6,475	558,016
Watts Water Technologies Inc.	7,251	422,371
Werner Enterprises Inc.	11,126	280,375
Wesco Aircraft Holdings Inc. (a)	12,960	225,504
West Corp.	9,500	279,870
Woodward Inc.	16,610	790,968
Xerium Technologies Inc. (a)	2,700	39,447
XPO Logistics Inc. (a)	13,129	494,569
YRC Worldwide Inc. (a)	8,060	163,779

		55,923,122

Information Technology (17.62%)
A10 Networks Inc. (a)	3,163	28,817
ACI Worldwide Inc. (a)	28,848	541,188
Actuate Corp. (a)	12,500	48,750
Acxiom Corp. (a)	19,161	317,115
Adtran Inc.	13,948	286,352
Advanced Energy Industries Inc. (a)	10,433	196,036
Advent Software Inc.	13,010	410,596
Aerohive Networks Inc. (a)	2,292	18,382
Agilysys Inc. (a)	3,514	41,219

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Alliance Fiber Optic Products Inc.	3,400	$42,262
Alpha & Omega Semiconductor Ltd. (a)	5,690	53,486
Ambarella Inc. (a)	7,100	310,057
Amber Road Inc. (a)	2,182	37,836
American Software Inc. Class A	6,300	55,566
Amkor Technology Inc. (a)	21,064	177,148
Angie’s List Inc. (a)	10,500	66,885
Anixter International Inc.	6,835	579,881
Applied Micro Circuits Corp. (a)	19,562	136,934
Applied Optoelectronics Inc. (a)	3,700	59,570
Aruba Networks Inc. (a)	26,916	580,847
Aspen Technology Inc. (a)	23,062	869,899
Audience Inc. (a)	3,400	25,160
AVG Technologies NV (a)	8,600	142,588
Axcelis Technologies Inc. (a)	25,726	51,195
Badger Meter Inc.	3,530	178,088
Bankrate Inc. (a)	16,551	188,019
Barracuda Networks Inc. (a)	1,946	49,915
Bazaarvoice Inc. (a)	12,013	88,776
Bel Fuse Inc.	2,483	61,429
Belden Inc.	10,973	702,491
Benchmark Electronics Inc. (a)	13,711	304,521
Benefitfocus Inc. (a)	1,325	35,696
Black Box Corp.	4,055	94,563
Blackbaud Inc.	11,711	460,125
Blackhawk Network Holdings Inc. (a)	13,294	430,726
Blucora Inc. (a)	10,420	158,801
Borderfree Inc. (a)	1,436	18,524
Bottomline Technologies Inc. (a)	9,731	268,478
Brightcove Inc. (a)	8,000	44,640
BroadSoft Inc. (a)	7,000	147,280
Brooks Automation Inc.	16,349	171,828
Cabot Microelectronics Corp. (a)	5,943	246,337
CACI International Inc. Class A (a)	5,818	414,649
CalAmp Corp. (a)	9,100	160,342
Calix Inc. (a)	10,120	96,848
Callidus Software Inc. (a)	11,503	138,266
Carbonite Inc. (a)	4,400	45,056
Cardtronics Inc. (a)	11,000	387,200
Care.com Inc. (a)	1,693	13,798
Cascade Microtech Inc. (a)	3,200	32,416
Cass Information Systems Inc.	2,906	120,308
Cavium Inc. (a)	13,237	658,276
CEVA Inc. (a)	5,106	68,625
ChannelAdvisor Corp. (a)	5,066	83,082
Checkpoint Systems Inc. (a)	10,615	129,821
Ciber Inc. (a)	18,443	63,259
Ciena Corp. (a)	26,200	438,064
Cirrus Logic Inc. (a)	15,797	329,367
Clearfield Inc. (a)	2,800	35,644
Cognex Corp. (a)	21,722	874,745
Coherent Inc. (a)	6,200	380,494
Cohu Inc.	6,008	71,916
CommVault Systems Inc. (a)	11,888	599,155
Computer Task Group Inc.	4,000	44,400

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Compuware Corp.	55,300	$586,733
comScore Inc. (a)	8,828	321,427
Comtech Telecommunications Corp.	3,902	144,959
Comverse Inc. (a)	5,549	123,909
Constant Contact Inc. (a)	7,700	208,978
Control4 Corp. (a)	2,842	36,747
Convergys Corp.	25,649	457,065
Conversant Inc. (a)	16,864	577,592
Cornerstone OnDemand Inc. (a)	13,392	460,819
Covisint Corp. (a)	1,975	8,196
Cray Inc. (a)	10,222	268,225
CSG Systems International Inc.	8,665	227,716
CTS Corp.	8,641	137,305
CUI Global Inc. (a)	5,100	36,924
Cvent Inc. (a)	4,399	111,603
Cyan Inc. (a)	6,731	21,001
Cypress Semiconductor Corp.	39,873	393,746
Daktronics Inc.	9,652	118,623
Datalink Corp. (a)	4,900	52,087
Dealertrack Technologies Inc. (a)	13,441	583,474
Demand Media Inc. (a)	2,246	19,877
Demandware Inc. (a)	7,600	386,992
Dice Holdings Inc. (a)	10,240	85,811
Digi International Inc. (a)	6,780	50,850
Digimarc Corp.	1,481	30,672
Digital River Inc. (a)	8,078	117,293
Diodes Inc. (a)	8,927	213,534
Dot Hill Systems Corp. (a)	14,800	55,944
DSP Group Inc. (a)	6,024	53,433
DTS Inc. (a)	4,346	109,736
E2open Inc. (a)	5,698	53,048
EarthLink Holdings Corp.	26,940	92,135
Eastman Kodak Co. (a)	4,326	95,042
Ebix Inc.	7,439	105,485
Electro Rent Corp.	3,906	53,786
Electro Scientific Industries Inc.	6,538	44,393
Electronics for Imaging Inc. (a)	11,708	517,142
Ellie Mae Inc. (a)	7,117	232,014
Emulex Corp. (a)	17,780	87,833
Endurance International Group Holdings Inc. (a)	7,434	120,951
EnerNOC Inc. (a)	6,830	115,837
Entegris Inc. (a)	35,313	406,100
Entropic Communications Inc. (a)	20,500	54,530
Envestnet Inc. (a)	8,456	380,520
EPAM Systems Inc. (a)	8,800	385,352
EPIQ Systems Inc.	8,090	142,060
ePlus Inc. (a)	1,318	73,874
Euronet Worldwide Inc. (a)	12,797	611,569
EVERTEC Inc.	16,268	363,427
Everyday Health Inc. (a)	1,849	25,831
Exar Corp. (a)	9,767	87,415
Exlservice Holdings Inc. (a)	8,064	196,842
Extreme Networks Inc. (a)	24,164	115,746
Fabrinet (a)	8,628	125,969
Fair Isaac Corp.	8,139	448,459

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fairchild Semiconductor International Inc. (a)	31,500	$489,195
FARO Technologies Inc. (a)	4,254	215,890
FEI Co.	10,547	795,455
Finisar Corp. (a)	24,267	403,560
Five9 Inc. (a)	2,986	19,528
Fleetmatics Group Ltd. PLC (a)	9,500	289,750
Formfactor Inc. (a)	13,743	98,537
Forrester Research Inc.	2,652	97,753
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	5,928	62,066
Global Cash Access Holdings Inc. (a)	16,837	113,650
Global Eagle Entertainment Inc. (a)	9,448	106,007
Globant SA (a)	1,600	22,512
Glu Mobile Inc. (a)	22,212	114,836
Gogo Inc. (a)	13,831	233,191
GrubHub Inc. (a)	2,251	77,074
GSI Group Inc. (a)	7,539	86,623
GT Advanced Technologies Inc. (a)	34,600	374,718
GTT Communications Inc. (a)	3,500	41,685
Guidance Software Inc. (a)	3,878	26,099
Guidewire Software Inc. (a)	16,985	753,115
Hackett Group Inc., The	6,294	37,512
Harmonic Inc. (a)	23,383	148,248
Heartland Payment Systems Inc.	8,875	423,515
Higher One Holdings Inc. (a)	8,471	20,923
iGate Corp. (a)	9,126	335,107
II-VI Inc. (a)	13,296	156,494
Immersion Corp. (a)	7,200	61,776
Imperva Inc. (a)	5,569	159,997
Infinera Corp. (a)	31,036	331,154
Infoblox Inc. (a)	13,600	200,600
Information Services Group Inc. (a)	8,100	30,780
Inphi Corp. (a)	7,737	111,258
Insight Enterprises Inc. (a)	10,148	229,649
Integrated Device Technology Inc. (a)	33,603	535,968
Integrated Silicon Solution Inc.	7,890	108,409
Interactive Intelligence Group (a)	4,211	176,020
InterDigital Inc.	10,292	409,827
Internap Network Services Corp. (a)	12,988	89,617
International Rectifier Corp. (a)	17,900	702,396
Intersil Corp. Class A	32,200	457,562
Intevac Inc. (a)	5,900	39,353
Intralinks Holdings Inc. (a)	9,533	77,217
InvenSense Inc. (a)	18,034	355,811
Itron Inc. (a)	10,000	393,100
Ixia (a)	13,999	127,951
IXYS Corp.	6,314	66,297
j2 Global Inc.	11,815	583,188
Jive Software Inc. (a)	9,941	57,956
Kemet Corp. (a)	10,879	44,821
Kofax Ltd. (a)	18,400	142,416
Kopin Corp. (a)	17,200	58,480
KVH Industries Inc. (a)	4,200	47,544
Lattice Semiconductor Corp. (a)	29,593	221,948
Limelight Networks Inc. (a)	14,179	33,108

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Lionbridge Technologies Inc. (a)	16,100	$72,450
Liquidity Services Inc. (a)	6,312	86,790
Littelfuse Inc.	5,637	480,160
LivePerson Inc. (a)	13,900	175,001
LogMeIn Inc. (a)	6,070	279,645
Luxoft Holding Inc. (a)	1,968	73,210
M/A-COM Technology Solutions Holdings Inc. (a)	3,100	67,704
Manhattan Associates Inc. (a)	19,016	635,515
ManTech International Corp. Class A	6,055	163,182
Marchex Inc. Class B	8,066	33,474
Marin Software Inc. (a)	6,500	55,900
Marketo Inc. (a)	6,348	205,040
Mavenir Systems Inc. (a)	3,146	39,514
MAXIMUS Inc.	16,996	682,049
MaxLinear Inc. Class A (a)	6,886	47,376
Maxwell Technologies Inc. (a)	7,734	67,440
Measurement Specialties Inc. (a)	4,000	342,440
Mentor Graphics Corp.	24,256	497,127
Mercury Systems Inc. (a)	7,978	87,838
Mesa Laboratories Inc.	700	40,446
Methode Electronics Inc.	9,367	345,361
Micrel Inc.	11,416	137,334
Microsemi Corp. (a)	23,561	598,685
MicroStrategy Inc. (a)	2,325	304,203
Millennial Media Inc. (a)	18,600	34,596
MKS Instruments Inc.	13,478	449,896
MobileIron Inc. (a)	3,150	35,091
Model N Inc. (a)	4,800	47,328
ModusLink Global Solutions Inc. (a)	9,195	32,826
MoneyGram International Inc. (a)	7,262	91,065
Monolithic Power Systems Inc.	9,574	421,735
Monotype Imaging Holdings Inc.	10,100	286,032
Monster Worldwide Inc. (a)	22,516	123,838
Move Inc. (a)	9,752	204,402
MTS Systems Corp.	3,770	257,340
Multi-Fineline Electronix Inc. (a)	2,134	19,953
Nanometrics Inc. (a)	5,904	89,150
Netgear Inc. (a)	9,003	281,344
NetScout Systems Inc. (a)	9,200	421,360
NeuStar Inc. Class A (a)	14,219	353,058
Newport Corp. (a)	10,018	177,519
NIC Inc.	16,406	282,511
Nimble Storage Inc. (a)	2,300	59,731
NumereX Corp. Class A (a)	3,427	35,915
NVE Corp. (a)	1,200	77,448
Oclaro Inc. (a)	23,100	33,033
Omnivision Technologies Inc. (a)	14,045	371,631
Oplink Communications Inc.	4,545	76,447
Opower Inc. (a)	1,915	36,117
OSI Systems Inc. (a)	5,065	321,526
Park City Group Inc. (a)	2,300	22,678
Park Electrochemical Corp.	5,452	128,395
ParkerVision Inc. (a)	22,000	25,080
Paycom Software Inc. (a)	1,636	27,092
PC Connection Inc.	2,220	47,663

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PDF Solutions Inc. (a)	7,563	$95,369
Pegasystems Inc.	8,680	165,875
Peregrine Semiconductor Corp. (a)	6,595	81,580
Perficient Inc. (a)	8,600	128,914
Pericom Semiconductor Corp. (a)	5,809	56,580
Photronics Inc. (a)	16,072	129,380
Plantronics Inc.	10,696	511,055
Plexus Corp. (a)	8,440	311,689
PMC-Sierra Inc. (a)	42,800	319,288
Polycom Inc. (a)	34,900	428,746
Power Integrations Inc.	7,589	409,123
PRGX Global Inc. (a)	7,431	43,546
Procera Networks Inc. (a)	5,444	52,154
Progress Software Corp. (a)	12,710	303,896
Proofpoint Inc. (a)	9,400	349,116
PROS Holdings Inc. (a)	5,800	146,160
Q2 Holdings Inc. (a)	2,449	34,286
QAD Inc. Class A	1,458	27,148
QLIK Technologies Inc. (a)	22,439	606,751
QLogic Corp. (a)	22,260	203,902
Qualys Inc. (a)	5,000	133,000
Quantum Corp. (a)	52,795	61,242
QuickLogic Corp. (a)	13,600	40,664
QuinStreet Inc. (a)	8,298	34,437
Rally Software Development Corp. (a)	6,100	73,261
Rambus Inc. (a)	28,758	358,900
RealD Inc. (a)	9,872	92,501
Realnetworks Inc. (a)	5,369	37,315
RealPage Inc. (a)	12,816	198,648
Reis Inc.	2,100	49,539
RF Micro Devices Inc. (a)	71,231	822,006
Rightside Group Ltd. (a)	2,246	21,898
Rocket Fuel Inc. (a)	4,550	71,890
Rofin-Sinar Technologies Inc. (a)	6,934	159,898
Rogers Corp. (a)	4,627	253,375
Rosetta Stone Inc. (a)	5,189	41,771
Rubicon Project Inc., The (a)	1,930	22,639
Rubicon Technology Inc. (a)	6,774	28,790
Ruckus Wireless Inc. (a)	16,000	213,760
Rudolph Technologies Inc. (a)	8,817	79,794
Sanmina Corp. (a)	20,826	434,430
Sapiens International Corp. NV (a)	6,300	46,620
Sapient Corp. (a)	28,808	403,312
ScanSource Inc. (a)	7,278	251,746
Science Applications International Corp.	10,600	468,838
SciQuest Inc. (a)	6,754	101,580
SeaChange International Inc. (a)	8,200	57,072
Semtech Corp. (a)	16,949	460,165
ServiceSource International Inc. (a)	17,159	55,424
ShoreTel Inc. (a)	16,139	107,324
Shutterstock Inc. (a)	3,800	271,244
Silicon Graphics International Corp. (a)	8,400	77,532
Silicon Image Inc. (a)	19,073	96,128
Silicon Laboratories Inc. (a)	10,900	442,976
Silver Spring Networks Inc. (a)	8,700	83,955
Sonus Networks Inc. (a)	60,605	207,269

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Spansion Inc. Class A (a)	14,969	$341,144
Speed Commerce Inc. (a)	12,600	34,650
SPS Commerce Inc. (a)	4,125	219,244
SS&C Technologies Holdings Inc. (a)	17,017	746,876
Stamps.com Inc. (a)	3,640	115,606
Super Micro Computer Inc. (a)	8,707	256,160
Sykes Enterprises Inc. (a)	9,935	198,501
Synaptics Inc. (a)	9,024	660,557
Synchronoss Technologies Inc. (a)	8,900	407,442
SYNNEX Corp. (a)	7,205	465,659
Syntel Inc. (a)	3,877	340,943
Take-Two Interactive Software Inc. (a)	21,010	484,701
Tangoe Inc. (a)	9,518	128,969
TechTarget (a)	4,626	39,737
TeleCommunication Systems Inc. Class A (a)	11,900	33,201
TeleNav Inc. (a)	6,808	45,614
TeleTech Holdings Inc. (a)	4,305	105,817
TESSCO Technologies Inc.	1,400	40,586
Tessera Technologies Inc.	13,272	352,770
Textura Corp. (a)	4,603	121,519
TiVo Inc. (a)	29,193	373,524
Travelzoo Inc. (a)	2,100	32,550
Tremor Video Inc. (a)	8,700	20,358
TriQuint Semiconductor Inc. (a)	43,115	822,203
TrueCar Inc. (a)	1,902	34,141
Trulia Inc. (a)	9,169	448,364
TTM Technologies Inc. (a)	13,560	92,344
TubeMogul Inc. (a)	1,029	11,834
Tyler Technologies Inc. (a)	8,290	732,836
Ubiquiti Networks Inc. (a)	7,346	275,695
Ultimate Software Group Inc., The (a)	7,055	998,353
Ultra Clean Holdings Inc. (a)	7,523	67,331
Ultratech Inc. (a)	6,879	156,497
Unisys Corp. (a)	12,638	295,856
Universal Display Corp. (a)	10,098	329,599
Unwired Planet Inc. (a)	23,012	42,802
Varonis Systems Inc. (a)	1,367	28,844
VASCO Data Security International Inc. (a)	7,402	139,010
Veeco Instruments Inc. (a)	10,133	354,148
Verint Systems Inc. (a)	14,939	830,758
ViaSat Inc. (a)	10,399	573,193
Viasystems Group Inc. (a)	1,056	16,579
Violin Memory Inc. (a)	19,777	96,314
Virnetx Holding Corp. (a)	10,627	63,762
Virtusa Corp. (a)	6,428	228,580
Vishay Precision Group Inc. (a)	3,021	45,134
VistaPrint NV (a)	8,334	456,620
Vitesse Semiconductor Corp. (a)	14,700	52,920
Vringo Inc. (a)	16,700	15,785
Web.com Group Inc. (a)	12,757	254,630
WebMD Health Corp. (a)	9,782	408,985
WEX Inc. (a)	9,698	1,069,883
Wix.com Ltd. (a)	3,400	55,250
Xcerra Corp. (a)	13,396	131,147
XO Group Inc. (a)	6,900	77,349

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Xoom Corp. (a)	7,626	$167,391
YuMe Inc. (a)	4,443	22,215
Zendesk Inc. (a)	2,776	59,934
Zix Corp. (a)	16,100	55,062

		72,480,275

Materials (4.91%)
A. Schulman Inc.	7,347	265,668
Advanced Emissions Solutions Inc. (a)	5,600	119,112
AEP Industries Inc. (a)	1,100	41,658
AK Steel Holding Corp. (a)	44,300	354,843
Allied Nevada Gold Corp. (a)	25,800	85,398
AM Castle & Co. (a)	4,189	35,774
American Vanguard Corp.	7,413	83,026
Ampco-Pittsburgh Corp.	2,200	44,000
Axiall Corp.	17,582	629,611
Balchem Corp.	7,588	429,253
Berry Plastics Group Inc. (a)	22,600	570,424
Boise Cascade Co. (a)	9,798	295,312
Calgon Carbon Corp. (a)	13,140	254,653
Century Aluminum Co. (a)	12,700	329,819
Chase Corp.	1,554	48,360
Chemtura Corp. (a)	22,767	531,154
Clearwater Paper Corp. (a)	5,076	305,118
Coeur Mining Inc. (a)	25,446	126,212
Commercial Metals Co.	29,700	506,979
Deltic Timber Corp.	2,765	172,315
Ferro Corp. (a)	18,024	261,168
Flotek Industries Inc. (a)	13,328	347,461
FutureFuel Corp.	5,373	63,885
Globe Specialty Metals Inc.	15,805	287,493
Gold Resource Corp.	10,373	53,110
Graphic Packaging Holding Co. (a)	81,610	1,014,412
Handy & Harman Ltd. (a)	1,048	27,520
Hawkins Inc.	2,665	95,833
Haynes International Inc.	3,100	142,569
HB Fuller Co.	12,654	502,364
Headwaters Inc. (a)	18,276	229,181
Hecla Mining Co.	86,161	213,679
Horsehead Holding Corp. (a)	12,829	212,063
Innophos Holdings Inc.	5,511	303,601
Innospec Inc.	6,049	217,159
Intrepid Potash Inc. (a)	14,300	220,935
Kaiser Aluminum Corp.	4,500	342,990
Kapstone Paper and Packaging Corp. (a)	21,246	594,251
KMG Chemicals Inc.	2,601	42,344
Koppers Holdings Inc.	5,019	166,430
Kraton Performance Polymers Inc. (a)	8,514	151,634
Kronos Worldwide Inc.	5,200	71,656
Landec Corp. (a)	6,700	82,075
Louisiana-Pacific Corp. (a)	35,410	481,222
LSB Industries Inc. (a)	5,000	178,550
Marrone Bio Innovations Inc. (a)	2,756	7,331
Materion Corp.	5,252	161,079
Minerals Technologies Inc.	8,684	535,890
Molycorp Inc. (a)	44,927	53,463

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Myers Industries Inc.	6,945	$122,510
Neenah Paper Inc.	4,153	222,102
Noranda Aluminum Holding Corp.	11,504	51,998
Olin Corp.	19,819	500,430
Olympic Steel Inc.	2,300	47,311
OM Group Inc.	7,891	204,771
Omnova Solutions Inc. (a)	11,758	63,140
P. H. Glatfelter Co.	10,796	236,972
PolyOne Corp.	23,504	836,272
Quaker Chemical Corp.	3,300	236,577
Rentech Inc. (a)	56,994	97,460
Resolute Forest Products (a)	16,101	251,820
RTI International Metals Inc. (a)	7,570	186,676
Ryerson Holding Corp. (a)	2,755	35,264
Schnitzer Steel Industries Inc. Class A	6,432	154,690
Schweitzer-Mauduit International Inc.	7,548	311,808
Senomyx Inc. (a)	10,500	86,100
Sensient Technologies Corp.	12,453	651,915
Stepan Co.	4,846	215,065
Stillwater Mining Co. (a)	30,322	455,740
SunCoke Energy Inc. (a)	17,290	388,160
Taminco Corp. (a)	7,000	182,700
Trecora Resources (a)	5,000	61,900
Tredegar Corp.	6,399	117,806
Trinseo SA (a)	2,800	44,044
Tronox Ltd. Class A	15,604	406,484
UFP Technologies Inc. (a)	1,400	30,772
United States Lime & Minerals Inc.	414	24,066
Universal Stainless & Alloy Products Inc. (a)	1,924	50,717
US Concrete Inc. (a)	3,400	88,876
US Silica Holdings Inc.	13,500	843,885
Walter Energy Inc.	16,200	37,908
Wausau Paper Corp.	10,426	82,678
Worthington Industries Inc.	12,996	483,711
Zep Inc.	5,831	81,751

		20,184,116

Telecommunication Services (0.77%)
8x8 Inc. (a)	22,529	150,494
Atlantic Tele-Network Inc.	2,449	132,001
Boingo Wireless Inc. (a)	5,710	40,712
Cincinnati Bell Inc. (a)	52,985	178,559
Cogent Communications Holdings Inc.	11,800	396,598
Consolidated Communications Holdings Inc.	10,142	254,057
Enventis Corp.	3,244	58,976
FairPoint Communications Inc. (a)	5,294	80,310
General Communication Inc. Class A (a)	8,782	95,812
Globalstar Inc. (a)	67,900	248,514
Hawaiian Telcom Holdco Inc. (a)	2,600	66,794
IDT Corp. Class B	4,305	69,138
inContact Inc. (a)	14,920	129,729
Inteliquent Inc.	7,900	98,355
Intelsat SA (a)	6,700	114,838

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Iridium Communications Inc. (a)	19,815	$175,363
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	25,844
Lumos Networks Corp.	4,650	75,562
magicJack VocalTec Ltd. (a)	4,600	45,310
NTELOS Holdings Corp.	4,650	49,476
Orbcomm Inc. (a)	11,690	67,218
Premiere Global Services Inc. (a)	11,940	142,922
RingCentral Inc. Class A (a)	6,927	88,042
Shenandoah Telecommunications Co.	6,038	149,803
Spok Holdings Inc.	5,566	72,414
Vonage Holdings Corp. (a)	43,379	142,283

		3,149,124

Utilities (3.22%)
Abengoa Yield PLC (a)	7,200	256,176
ALLETE Inc.	10,657	473,063
American States Water Co.	9,756	296,778
Artesian Resources Corp. Class A	1,786	35,970
Atlantic Power Corp.	28,644	68,173
Avista Corp.	14,906	455,080
Black Hills Corp.	11,089	530,941
California Water Service Group	12,282	275,608
Chesapeake Utilities Corp.	3,662	152,559
Cleco Corp.	15,180	730,917
Connecticut Water Service Inc.	2,624	85,280
Dynegy Inc. (a)	25,253	728,802
El Paso Electric Co.	10,232	373,980
Empire District Electric Co., The	10,730	259,130
Idacorp Inc.	12,655	678,435
Laclede Group Inc., The	10,829	502,466
MGE Energy Inc.	8,739	325,615
Middlesex Water Co.	3,953	77,479
New Jersey Resources Corp.	10,562	533,487
Northwest Natural Gas Co.	6,775	286,244
NorthWestern Corp.	9,811	445,027
NRG Yield Inc. Class A	5,879	276,607
ONE Gas Inc.	12,900	441,825
Ormat Technologies Inc.	4,405	115,719
Otter Tail Corp.	9,036	240,990
Pattern Energy Group Inc.	9,783	302,490
Piedmont Natural Gas Company Inc.	19,537	655,076
PNM Resources Inc.	19,677	490,154
Portland General Electric Co.	19,666	631,672
SJW Corp.	3,948	106,083
South Jersey Industries Inc.	8,298	442,781
Southwest Gas Corp.	11,723	569,503
Spark Energy Inc. Class A (a)	800	13,896
Terraform Power Inc. Class A (a)	5,728	165,310
UIL Holdings Corp.	14,286	505,724
Unitil Corp.	3,398	105,644
WGL Holdings Inc.	13,052	549,750

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
York Water Co.	3,400	$68,000

		13,252,434

Total Common Stocks
(cost $316,789,411)		404,478,966

Short-term Investments (3.16%)
JPMorgan U.S. Government Money Market Fund	12,226,564	12,226,564

	Principal amount	Value
U.S. Treasury Bill (c)
0.040%, 10/02/2014	$775,000	$775,000

Total Short-term Investments
(cost $13,001,563)		13,001,564

TOTAL INVESTMENTS (101.48%)
(cost $329,790,974)		417,480,530
LIABILITIES, NET OF OTHER ASSETS (-1.48%)		(6,070,765)

NET ASSETS (100.00%)		$411,409,765

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	67	December 2014	$7,608,561	$7,347,220	$(261,341)

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (a) (96.57%)
Australia (7.32%)
AGL Energy Ltd.	13,670	$161,935
ALS Ltd.	7,175	33,016
Alumina Ltd. (b)	46,649	69,095
Amcor Ltd.	24,037	238,090
AMP Ltd.	58,084	277,045
APA Group	17,297	112,529
Asciano Ltd.	20,069	106,087
ASX Ltd.	3,694	115,854
Aurizon Holdings Ltd.	41,374	163,889
AusNet Services	36,169	43,144
Australia & New Zealand Banking Group Ltd.	54,166	1,464,225
Bank of Queensland Ltd.	6,978	71,023
Bendigo and Adelaide Bank Ltd.	9,322	97,229
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	63,404	1,868,737
Boral Ltd.	15,035	65,401
Brambles Ltd.	30,538	254,037
Caltex Australia Ltd.	2,519	61,661
CFS Retail Property Trust	40,983	71,549
Coca-Cola Amatil Ltd.	11,437	87,800
Cochlear Ltd.	1,045	63,550
Commonwealth Bank of Australia	31,749	2,090,436
Computershare Ltd.	9,303	98,924
Crown Resorts Ltd.	7,339	88,619
CSL Ltd.	9,519	617,077
Dexus Property Group	110,271	107,066
Federation Centres	28,374	64,012
Flight Centre Travel Group Ltd.	1,064	39,798
Fortescue Metals Group Ltd.	29,472	89,537
Goodman Group	35,388	159,927
GPT Group	33,165	112,315
Harvey Norman Holdings Ltd.	10,827	34,376
Iluka Resources Ltd.	7,836	53,898
Incitec Pivot Ltd.	31,491	74,596
Insurance Australia Group Ltd.	46,148	247,324
James Hardie Industries PLC	8,768	91,733
Leighton Holdings Ltd.	2,074	35,081
Lend Lease Corp. Ltd.	11,207	140,713
Macquarie Group Ltd.	5,669	285,261
Metcash Ltd.	16,100	37,078
Mirvac Group	69,814	105,019
National Australia Bank Ltd.	46,458	1,321,434
Newcrest Mining Ltd. (b)	14,606	134,229
Orica Ltd.	7,280	120,147
Origin Energy Ltd.	21,755	284,514
Qantas Airways Ltd. (b)	21,256	25,821
QBE Insurance Group Ltd.	24,654	251,071
Ramsay Health Care Ltd.	2,666	116,825
REA Group Ltd.	1,046	39,566
Rio Tinto Ltd.	8,685	452,281
Santos Ltd.	19,788	236,677
Scentre Group (b)	100,963	290,491
Seek Ltd.	6,039	85,445
Sonic Healthcare Ltd.	7,802	119,720
Stockland	46,929	162,131

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	25,618	$314,880
Sydney Airport	21,660	80,868
Tabcorp Holding Ltd.	13,306	42,077
Tatts Group Ltd.	27,358	75,321
Telstra Corp. Ltd.	85,770	397,954
Toll Holdings Ltd.	12,395	61,139
TPG Telecom Ltd.	5,799	34,735
Transurban Group	35,229	237,852
Treasury Wine Estates Ltd.	12,793	47,291
Wesfarmers Ltd.	22,551	831,045
Westfield Corp.	38,797	252,804
Westpac Banking Corp.	61,350	1,722,307
Woodside Petroleum Ltd.	14,584	517,843
Woolworths Ltd.	24,549	735,097
WorleyParsons Ltd.	3,949	52,902

		19,043,153

Austria (0.20%)
Andritz AG	1,337	71,189
Erste Group Bank AG	5,603	127,930
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	50,835
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	2,874	96,644
Raiffeisen Bank International AG	2,187	47,379
Vienna Insurance Group AG	730	32,884
VoestAlpine AG	2,100	82,927

		509,788

Belgium (1.21%)
Ageas	4,222	139,977
Anheuser-Busch InBev NV	15,830	1,755,513
Belgacom SA	2,887	100,514
Colruyt SA	1,360	59,926
Delhaize Group	2,028	140,940
Groupe Bruxelles Lambert SA	1,544	141,428
KBC GROEP NV (b)	4,911	260,706
Solvay SA	1,132	173,857
Telenet Group Holding NV (b)	1,033	59,338
UCB SA	2,487	225,355
Umicore SA	2,161	94,215

		3,151,769

Denmark (1.51%)
A P Moller-Maersk A/S Class A	76	175,311
A P Moller-Maersk A/S Class B	140	331,638
Carlsberg A/S Class B	2,103	186,773
Coloplast A/S Class B	2,197	183,731
Danske Bank A/S	12,923	350,313
DSV A/S	3,621	101,817
Novo Nordisk A/S Class B	39,190	1,865,906
Novozymes A/S B Shares	4,745	205,343
Pandora A/S	2,069	161,541
TDC A/S	16,066	121,712
Tryg A/S	409	42,431

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Vestas Wind Systems A/S (b)	4,440	$173,105
William Demant Holding A/S (b)	438	33,573

		3,933,194

Finland (0.85%)
Elisa OYJ	2,608	69,090
Fortum OYJ	8,659	211,123
Kone Corp. OYJ Class B	6,056	242,454
Metso OYJ	2,272	80,491
Neste Oil OYJ	2,575	52,994
Nokia OYJ	72,963	619,535
Nokian Renkaat OYJ	2,334	70,031
Orion OYJ Class B	1,774	69,267
Sampo OYJ A Shares	8,712	421,238
Stora Enso OYJ R Shares	10,571	87,703
UPM-Kymmene OYJ	10,600	150,682
Wartsila OYJ Class B	2,974	132,519

		2,207,127

France (9.33%)
Accor SA	3,494	154,743
Aeroports de Paris (ADP)	540	64,656
Air Liquide SA	6,757	823,819
Airbus Group NV	11,595	728,869
Alcatel-Lucent (b)	54,116	166,910
Alstom SA (b)	4,151	142,342
Arkema	1,153	77,262
AtoS	1,510	109,348
AXA SA	35,776	881,254
BNP Paribas SA	20,876	1,385,502
Bollore	111	62,947
Bouygues SA	3,814	123,324
Bureau Veritas SA	4,176	92,294
Cap Gemini SA	2,910	208,686
Carrefour SA	12,151	375,277
Casino Guichard Perrachon SA	1,133	121,894
Christian Dior SA	1,057	177,073
Cie Generale des Etablissements
Michelin Class B	3,648	343,608
CNP Assurances	3,501	65,900
Compagnie de Saint-Gobain	9,018	412,046
Credit Agricole SA	20,167	303,988
Danone	11,204	750,286
Dassault Systemes SA	2,494	160,211
Edenred	3,893	95,928
Electricite de France	4,698	154,126
Essilor International SA	4,039	442,948
Eurazeo SA	702	50,483
Eutelsat Communications	3,177	102,507
Fonciere des Regions	549	49,449
GDF Suez	28,516	715,194
Gecina SA	421	55,205
Groupe Eurotunnel SA	9,570	116,902
ICADE	665	56,153
Iliad SA	498	105,053
Imerys SA	652	48,064

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
JC Decaux SA	1,333	$42,041
Kering	1,474	297,188
Klepierre	1,904	83,285
Lafarge SA	3,633	261,454
Lagardere SCA	2,491	66,659
Legrand SA	5,191	269,743
L’Oreal SA	4,944	784,093
LVMH Moet Hennessy Louis
Vuitton SA	5,501	893,264
Natixis SA	17,894	123,109
Orange	36,581	545,884
Pernod Ricard SA	4,158	470,606
Peugeot SA (b)	7,610	97,375
Publicis Groupe	3,643	249,649
Remy Cointreau SA	484	34,860
Renault SA	3,745	270,912
Rexel SA	5,403	100,900
Safran SA	5,252	340,507
Sanofi	23,466	2,653,315
Schneider Electric SE (London)	324	24,756
Schneider Electric SE (Paris)	9,987	766,227
SCOR SE	3,043	95,041
SES	5,989	207,209
Societe BIC SA	554	71,414
Societe Generale	14,215	725,077
Sodexo	1,861	182,046
STMicroelectronics NV	12,439	96,038
Suez Environnement Co.	5,216	88,225
Technip SA	1,994	167,269
Thales SA	1,852	98,575
Total SA	42,155	2,729,709
Valeo SA	1,461	162,338
Vallourec SA	2,083	95,859
Veolia Environnement	8,283	146,055
Vinci SA	9,599	557,038
Vivendi	23,502	567,521
Wendel	630	71,397
Zodiac Aerospace	3,803	121,272

		24,282,161

Germany (7.97%)
Adidas AG	4,096	305,622
Allianz SE Reg.	8,967	1,447,559
Axel Springer SE	771	42,328
BASF SE	18,102	1,651,216
Bayer AG	16,283	2,265,589
Bayerische Motoren Werke (BMW) AG	6,524	697,248
Beiersdorf AG	1,985	165,155
Brenntag AG	2,967	145,217
Celesio AG	858	28,484
Commerzbank Ag (b)	18,686	277,471
Continental AG	2,144	406,132
Daimler AG Registered Shares	18,976	1,449,139
Deutsche Bank AG Reg.	27,156	948,220
Deutsche Boerse AG	3,803	255,374
Deutsche Lufthansa AG Reg.	4,325	67,912

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	19,097	$608,718
Deutsche Telekom AG	61,320	928,173
Deutsche Wohnen AG	5,608	119,440
E.ON SE	39,437	720,185
Fraport AG	731	47,932
Fresenius Medical Care AG & Co. KGaA	4,245	295,687
Fresenius SE & Co. KGaA	7,401	365,380
GEA Group AG	3,557	154,529
Hannover Rueck SE	1,171	94,511
HeidelbergCement AG	2,829	186,207
Henkel AG & Co. KGaA	2,301	214,576
Hochtief AG	478	32,805
Hugo Boss AG	617	76,917
Infineon Technologies AG	22,817	234,854
K+S AG Reg.	3,443	97,125
Lanxess AG	1,841	101,442
Linde AG	3,627	694,242
MAN AG	691	77,761
Merck KGaA	2,546	234,017
Metro AG (b)	3,236	106,124
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,401	670,907
Osram Licht AG (b)	1,810	67,154
ProsiebenSat.1 Media AG Reg.	4,294	170,237
QIAGEN NV (b)	4,488	101,676
RTL Group SA	744	63,706
RWE AG	9,580	372,863
SAP SE	18,217	1,314,720
Siemens AG Reg.	15,631	1,859,965
Sky Deutschland AG (b)	8,514	71,969
Telefonica Deutschland Holding AG	10,410	54,291
ThyssenKrupp AG (b)	8,945	233,532
United Internet AG Reg.	2,182	92,644
Volkswagen AG	573	118,393

		20,735,348

Hong Kong (2.83%)
AIA Group Ltd.	237,642	1,226,410
ASM Pacific Technology Ltd.	4,692	46,404
Bank of East Asia Ltd.	24,138	97,929
BOC Hong Kong Holdings Ltd.	74,000	235,571
Cathay Pacific Airways Ltd.	23,494	43,225
Cheung Kong Holdings Ltd.	27,191	446,940
Cheung Kong Infrastructure Holdings Ltd.	11,611	81,445
CLP Holdings Ltd.	37,505	301,023
First Pacific Company Ltd.	44,353	45,721
Galaxy Entertainment Group Ltd.	45,880	266,380
Hang Lung Properties Ltd.	45,000	127,618
Hang Seng Bank Ltd.	14,943	239,981
Henderson Land Development Co. Ltd.	20,769	134,455
HKT Trust and HKT Ltd.	53,100	63,997
Hong Kong & China Gas Co. Ltd.	123,290	267,208
Hong Kong Exchanges & Clearing Ltd.	21,704	467,710

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hutchison Whampoa Ltd.	41,700	$504,094
Hysan Development Co. Ltd.	11,916	54,980
Kerry Properties Ltd.	12,328	41,171
Li & Fung Ltd.	115,240	130,795
Link REIT, The	45,762	264,371
MGM China Holdings Ltd.	17,454	50,071
MTR Corporation Ltd.	30,306	119,035
New World Development Company Ltd.	97,228	113,265
NWS Holdings Ltd.	29,004	52,256
PCCW Ltd.	83,704	52,645
Power Assets Holdings Ltd.	27,482	243,260
Sands China Ltd.	47,972	250,260
Shangri-La Asia Ltd.	26,974	39,795
Sino Land Co. Ltd.	57,605	89,241
SJM Holdings Ltd.	38,022	72,389
Sun Hung Kai Properties Ltd.	32,099	455,457
Swire Pacific Ltd. Class A	12,321	158,918
Swire Properties Ltd.	23,996	74,920
Techtronic Industries Company Ltd.	27,499	79,473
Wharf Holdings Ltd., The	29,700	211,142
Wheelock and Co. Ltd.	18,104	86,474
Wynn Macau Ltd.	29,936	95,405
Yue Yuen Industrial Holdings Ltd.	14,000	42,563

		7,373,997

Ireland (0.30%)
Bank of Ireland (b)	481,767	188,356
CRH PLC (Dublin)	14,295	324,644
Kerry Group PLC Class A (Dublin)	3,168	223,158
Ryanair Holdings PLC (b)	3,431	32,531

		768,689

Israel (0.53%)
Bank Hapoalim B.M.	20,381	114,917
Bank Leumi Le-Israel (b)	25,021	101,339
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	65,279
Delek Group Ltd.	78	29,521
Israel Chemicals Ltd.	8,329	59,831
Israel Corporation Ltd., The (b)	51	28,665
Mizrahi Tefahot Bank Ltd. (b)	2,374	28,378
NICE Systems Ltd.	1,126	45,967
Teva Pharmaceutical Industries Ltd.	16,882	908,592

		1,382,489

Italy (2.39%)
Assicurazioni Generali SpA	23,044	483,166
Atlantia SpA	8,259	202,888
Banca Monte dei Paschi di Siena SpA (b)	87,165	114,102
Banco Popolare Societa Cooperativa (b)	6,559	95,521
CNH Industrial NV	18,520	146,697
Enel Green Power SpA	33,575	85,698
Enel SpA	129,929	687,339

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Eni SpA	50,110	$1,188,921
EXOR SpA	1,835	70,939
Fiat SpA (b)	16,868	162,569
Fiat SpA Rights (b) (c)	16,868	0
Finmeccanica SpA (b)	7,705	74,561
Intesa Sanpaolo	230,115	694,654
Luxottica Group SpA	3,253	169,084
Mediobanca SpA (b)	12,236	104,542
Pirelli & C. SpA	4,694	64,726
Prysmian SpA	3,927	72,661
Saipem SpA (b)	5,291	112,203
Snam SpA	40,102	221,435
Telecom Italia SpA (b)	196,781	225,074
Tenaris SA	9,273	211,606
Terna - Rete Elettrica Nationale SpA	29,629	148,725
UBI Banca - Unione di Banche Italiane ScpA	16,217	135,540
UniCredit SpA	87,205	685,073
UnipolSai SpA	17,077	48,072

		6,205,796

Japan (20.42%)
ABC-Mart Inc.	500	25,537
ACOM Co. Ltd. (b)	6,600	22,079
Advantest Corp.	2,800	36,149
Aeon Co. Ltd.	13,000	129,526
Aeon Credit Service Co. Ltd.	2,300	49,219
Aeon Mall Co. Ltd.	2,100	40,117
Air Water Inc.	2,769	41,246
Aisin Seiki Co. Ltd.	3,800	137,159
Ajinomoto Co. Inc.	12,000	199,560
Alfresa Holdings Corp.	3,600	51,826
All Nippon Airways Co. Ltd.	21,000	48,815
Amada Co. Ltd.	7,000	66,738
Aozora Bank Ltd.	25,000	84,535
Asahi Glass Co. Ltd.	19,000	103,071
Asahi Group Holdings Ltd.	7,800	225,624
Asahi Kasei Corp.	26,000	211,441
ASICS Corp.	3,000	67,661
Astellas Pharma Inc.	42,500	632,977
Bandai Namco Holdings Inc.	3,700	95,187
Bank of Kyoto Ltd., The	6,000	49,858
Bank of Yokohama Ltd., The	23,000	126,473
Benesse Holdings Inc.	1,300	42,650
Bridgestone Corp.	12,800	423,359
Brother Industries Ltd.	4,300	79,464
CALBEE Inc.	1,600	52,295
Canon Inc.	22,300	725,551
Casio Computer Co. Ltd.	4,400	73,529
Central Japan Railway Co.	2,800	377,688
Chiba Bank Ltd., The	14,000	97,390
Chiyoda Corp.	3,077	34,027
Chubu Electric Power Co. Inc. (b)	12,700	145,801
Chugai Pharmaceutical Co. Ltd.	4,300	124,467
Chugoku Bank Ltd., The	3,000	44,060

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugoku Electric Power Company Inc., The	5,500	$70,529
Citizen Holdings Co. Ltd.	4,800	31,519
Credit Saison Co. Ltd.	2,800	53,955
Dai Nippon Printing Co. Ltd.	11,000	110,376
Daicel Chemical Industries Ltd.	5,000	54,111
Daido Steel Co. Ltd.	5,000	19,930
Daihatsu Motor Co. Ltd.	3,700	58,713
Dai-ichi Life Insurance Company Ltd.	20,900	310,463
Daiichi Sankyo Co. Ltd.	12,840	201,768
Daikin Industries Ltd.	4,600	285,352
Daito Trust Construction Co. Ltd.	1,400	165,554
Daiwa House Industry Co. Ltd.	12,000	215,579
Daiwa Securities Group Inc.	33,000	261,712
DeNA Co. Ltd.	1,900	24,155
Denso Corp.	9,700	447,529
Dentsu Inc.	4,216	160,588
Don Quijote Holdings Co. Ltd.	1,200	68,865
East Japan Railway Co.	6,613	495,332
Eisai Co. Ltd.	5,200	210,330
Electric Power Development Co. Ltd.	2,100	68,618
FamilyMart Co. Ltd.	1,100	41,980
Fanuc Corp.	3,800	687,240
Fast Retailing Co. Ltd.	1,000	335,092
Fuji Electric Co. Ltd.	10,000	48,399
Fuji Heavy Industries Ltd.	11,500	380,957
FUJIFILM Holdings Corp.	9,200	282,689
Fujitsu Ltd.	36,000	221,564
Fukuoka Financial Group Inc.	15,000	71,553
Gree Inc.	1,779	12,130
GungHo Online Entertainment Inc.	8,300	39,515
Gunma Bank Ltd.	7,000	40,352
Hachijuni Bank Ltd., The	7,549	45,367
Hakuhodo DY Holdings Inc.	4,000	40,493
Hamamatsu Photonics KK	1,293	61,436
Hankyu Hanshin Holdings Inc.	24,000	139,753
Hikari Tsushin Inc.	400	28,436
Hino Motors Ltd.	5,000	69,966
Hirose Electric Co. Ltd.	600	74,076
Hiroshima Bank Ltd., The	9,000	44,225
Hisamitsu Pharmaceutical Co. Inc.	1,100	39,503
Hitachi Chemical Co. Ltd.	1,900	33,748
Hitachi Construction Machinery Co. Ltd.	2,100	42,278
Hitachi High-Technologies Corp.	1,200	34,509
Hitachi Ltd.	96,000	733,443
Hitachi Metals Ltd.	4,000	72,098
Hokuhoku Financial Group Inc.	22,000	43,125
Hokuriku Electric Power Co.	3,100	40,724
Honda Motor Co. Ltd.	32,200	1,104,777
Hoya Corp.	8,600	288,790
Hulic Company Ltd.	4,600	48,722
Ibiden Co. Ltd.	2,300	44,832
Idemitsu Kosan Co. Ltd.	1,600	33,984
IHI Corp.	25,000	129,559

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Iida Group Holdings Co. Ltd.	3,300	$40,364
INPEX Corp.	17,200	243,175
Isetan Mitsukoshi Holdings Ltd.	6,440	83,814
Isuzu Motors Ltd.	12,000	169,709
Itochu Corp.	29,600	361,505
Itochu Techno-Solutions Corp.	500	21,016
Iyo Bank Ltd., The	5,000	50,616
J. Front Retailing Co. Ltd.	4,800	62,795
Japan Airlines Co. Ltd.	2,200	60,198
Japan Display Inc. (b)	7,400	35,667
Japan Exchange Group Inc.	5,000	118,682
Japan Prime Realty Investment Corp.	15	54,033
Japan Real Estate Investment Corp.	24	123,439
Japan Retail Fund Investment Corp.	45	90,706
Japan Tobacco Inc.	21,500	698,652
JFE Holdings Inc.	9,700	193,772
JGC Corp.	4,000	109,286
Joyo Bank Ltd., The	12,000	59,064
JSR Corp.	3,300	57,591
JTEKT Corp.	4,000	67,046
JX Holdings Inc.	44,100	203,334
Kajima Corp.	18,000	86,160
Kakaku.com Inc.	2,900	41,191
Kamigumi Co. Ltd.	4,000	37,879
Kaneka Corp.	5,000	28,011
Kansai Electric Power Company Inc., The (b)	14,100	133,232
Kansai Paint Co. Ltd.	5,000	74,756
Kao Corp.	10,200	398,031
Kawasaki Heavy Industries Ltd.	27,000	107,947
KDDI Corp.	11,500	691,797
Keikyu Corp.	9,000	75,129
Keio Corp.	11,000	81,280
Keisei Electric Railway Co. Ltd.	5,000	50,201
Keyence Corp.	870	377,742
Kikkoman Corp.	3,000	63,759
Kintetsu Corp.	35,000	117,743
Kirin Holdings Co. Ltd.	16,500	218,901
Kobe Steel Ltd.	61,000	99,062
Koito Manufacturing Company Ltd.	1,924	52,340
Komatsu Ltd.	18,400	425,245
Konami Corp.	2,000	41,707
Konica Minolta Holdings Inc.	9,000	97,295
Kubota Corp.	22,000	348,334
Kuraray Co. Ltd.	6,600	77,529
Kurita Water Industries Ltd.	2,000	44,613
Kyocera Corp.	6,200	289,583
Kyowa Hakko Kirin Co. Ltd.	5,000	61,502
Kyushu Electric Power Co. Inc. (b)	8,300	89,464
Lawson Inc.	1,300	90,952
LIXIL Group Corp.	5,100	108,803
M3 Inc.	4,000	64,145
Mabuchi Motor Co. Ltd.	500	43,623
Makita Corp.	2,400	135,580
Marubeni Corp.	33,000	225,816
Marui Group Co. Ltd.	4,400	36,234

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Maruichi Steel Tube Ltd.	1,000	$24,557
Mazda Motor Corp.	10,800	271,668
McDonald’s Holdings Company Ltd. (Japan)	1,300	32,148
MEDIPAL HOLDINGS CORP.	2,500	30,387
MEIJI Holdings Company Ltd.	1,168	92,366
Miraca Holdings Inc.	1,090	45,107
Mitsubishi Chemical Holdings Corp.	29,400	144,727
Mitsubishi Corp.	27,900	571,399
Mitsubishi Electric Corp.	39,000	519,916
Mitsubishi Estate Company Ltd.	25,000	563,432
Mitsubishi Gas Chemical Co. Inc.	7,000	44,630
Mitsubishi Heavy Industries Ltd.	60,000	386,270
Mitsubishi Logistics Corp.	3,000	43,103
Mitsubishi Materials Corp.	21,000	67,948
Mitsubishi Motors Corp.	13,000	157,690
Mitsubishi Tanabe Pharma Corp.	4,300	63,096
Mitsubishi UFJ Financial Group Inc.	251,700	1,418,509
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	49,683
Mitsui & Co. Ltd.	34,200	539,474
Mitsui Chemicals Inc. (b)	15,000	41,749
Mitsui Fudosan Co. Ltd.	18,000	552,391
Mitsui OSK Lines Ltd.	21,000	67,098
Mizuho Financial Group Inc.	455,029	812,314
MS&AD Insurance Group Holdings Inc.	9,900	215,940
Murata Manufacturing Co. Ltd.	4,000	454,661
Nabtesco Corp.	2,045	48,989
Nagoya Railroad Co. Ltd.	18,000	72,194
NEC Corp.	52,000	179,732
Nexon Co. Ltd.	2,000	16,494
NGK Insulators Ltd.	5,000	119,184
NGK Spark Plug Co. Ltd.	4,000	117,699
NH Foods Ltd.	4,000	84,931
NHK Spring Co. Ltd.	3,000	29,437
Nidec Corp.	4,000	270,308
Nikon Corp.	7,000	101,242
Nintendo Co. Ltd.	2,100	228,749
Nippon Building Fund Inc.	28	147,440
Nippon Electric Glass Co. Ltd.	7,500	36,460
Nippon Express Co. Ltd.	16,000	67,013
Nippon Paint Co. Ltd.	4,000	90,231
Nippon Prologis REIT Inc.	25	58,123
Nippon Steel Corp.	152,000	394,612
Nippon Telegraph & Telephone Corp.	7,413	459,712
Nippon Yusen KK	31,000	81,734
Nissan Motor Co. Ltd.	48,700	471,423
Nisshin Seifun Group Inc.	3,960	39,175
Nissin Foods Holdings Co. Ltd.	1,100	57,115
Nitori Holdings Co. Ltd.	1,300	80,542
Nitto Denko Corp.	3,100	169,744
NOK Corp.	2,000	45,914
Nomura Holdings Inc.	72,100	428,948
Nomura Real Estate Holdings Inc.	2,300	39,555
Nomura Research Institute Ltd.	2,400	77,616
NSK Ltd.	9,000	128,368

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NTT Data Corp.	2,600	$93,788
NTT DoCoMo Inc.	30,400	509,146
NTT Urban Development Corp.	2,300	24,182
Obayashi Corp.	12,000	82,124
Odakyu Electric Railway Co. Ltd.	12,000	109,737
Oji Paper Co. Ltd.	16,000	60,573
Olympus Corp. (b)	4,800	172,131
Omron Corp.	4,000	181,792
Ono Pharmaceutical Co. Ltd.	1,600	142,076
Oracle Corp. Japan	700	27,322
Oriental Land Co. Ltd.	1,000	188,977
Orix Corp.	25,500	352,039
Osaka Gas Co. Ltd.	38,000	152,588
OTSUKA Corp.	900	35,834
Otsuka Holdings Co. Ltd.	7,931	273,368
Panasonic Corp.	43,000	512,490
Park24 Co. Ltd.	1,900	30,319
Rakuten Inc.	15,900	183,032
Resona Holdings Inc.	44,295	249,885
Ricoh Co. Ltd.	14,300	153,629
RINNAI Corp.	700	58,077
Rohm Co. Ltd.	1,800	113,337
Sankyo Co. Ltd.	1,000	35,838
Sanrio Co. Ltd.	800	23,190
Santen Pharmaceutical Co. Ltd.	1,400	78,401
SBI Holdings Inc.	4,000	44,834
Secom Co. Ltd.	4,100	244,255
Sega Sammy Holdings Inc.	3,426	55,162
Seibu Holdings Inc.	2,400	47,926
Seiko Epson Corp.	2,500	120,457
Sekisui Chemical Co. Ltd.	8,000	91,943
Sekisui House Ltd.	11,200	132,000
Seven & I Holdings Co. Ltd.	14,780	573,263
Seven Bank Ltd.	11,000	44,829
Sharp Corp. (b)	31,000	88,187
Shikoku Electric Power Co. Inc. (b)	3,500	44,907
Shimadzu Corp.	4,000	34,653
Shimamura Co. Ltd.	400	36,773
Shimano Inc.	1,500	182,465
Shimizu Corp.	11,000	86,802
Shin-Etsu Chemical Co. Ltd.	8,100	530,705
Shinsei Bank Ltd.	31,000	66,538
Shionogi & Co. Ltd.	5,700	130,818
Shiseido Co. Ltd.	7,300	120,417
Shizuoka Bank Ltd., The	10,000	102,964
Showa Shell Sekiyu KK	3,400	32,437
SMC Corp.	1,100	303,315
Softbank Corp.	18,900	1,320,143
Sompo Japan Nipponkoa Holdings Inc.	6,700	162,532
Sony Corp.	20,400	366,123
Sony Financial Holdings Inc.	3,200	51,760
Stanley Electric Co. Ltd.	2,800	60,618
Sumitomo Chemical Co. Ltd.	30,000	107,151
Sumitomo Corp.	22,100	243,920
Sumitomo Dainippon Pharma Co. Ltd.	3,000	38,273

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Electric Industries Ltd.	15,400	$227,979
Sumitomo Heavy Industries Ltd.	10,000	56,323
Sumitomo Metal Mining Co. Ltd.	10,000	140,737
Sumitomo Mitsui Financial Group Inc.	25,189	1,026,312
Sumitomo Mitsui Trust Holdings Inc.	65,000	270,625
Sumitomo Realty & Development Co. Ltd.	7,000	249,393
Sumitomo Rubber Industries Ltd.	3,100	44,098
Suntory Beverage & Food Ltd.	2,800	99,153
Suruga Bank Ltd.	4,000	79,808
Suzuken Co. Ltd.	1,280	36,874
Suzuki Motor Corp.	7,298	242,040
Sysmex Corp.	2,800	112,753
T&D Holdings Inc.	11,800	151,628
TAIHEIYO CEMENT CORP.	22,000	82,976
Taisei Corp.	22,000	124,117
Taisho Pharmaceutical Holdings Co. Ltd.	600	41,069
Taiyo Nippon Sanso Corp.	4,000	35,313
Takashimaya Co. Ltd.	5,000	41,823
Takeda Pharmaceutical Company Ltd.	15,500	673,822
TDK Corp.	2,300	128,663
Teijin Ltd.	18,000	43,492
Terumo Corp.	6,200	148,746
THK Co. Ltd.	2,200	54,822
Tobu Railway Co. Ltd.	19,000	95,535
Toho Co. Ltd.	2,200	49,705
Toho Gas Co. Ltd.	8,000	45,046
Tohoku Electric Power Co. Inc.	8,400	95,469
Tokio Marine Holdings Inc.	13,700	425,078
Tokyo Electric Power Company Inc. (b)	29,200	102,238
Tokyo Electron Ltd.	3,400	221,596
Tokyo Gas Co. Ltd.	48,000	269,718
Tokyo Tatemono Co. Ltd.	8,000	64,823
Tokyu Corp.	22,000	144,184
Tokyu Fudosan Holdings Corp.	9,500	65,224
TonenGeneral Sekiyu KK	5,000	43,736
Toppan Printing Co. Ltd.	12,000	86,239
Toray Industries Inc.	30,000	198,329
Toshiba Corp.	78,000	362,090
Toto Ltd.	6,000	66,010
Toyo Seikan Kaisha Ltd.	3,100	38,431
Toyo Suisan Kaisha Ltd.	2,000	66,411
Toyoda Gosei Co. Ltd.	1,200	23,426
Toyota Industries Corp.	3,400	164,484
Toyota Motor Corp.	54,300	3,194,965
Toyota Tsusho Corp.	4,400	107,180
Trend Micro Inc.	2,000	67,767
Unicharm Corp.	7,500	170,936
United Urban Investment Corp.	43	65,998
USS Co. Ltd.	4,200	64,251
West Japan Railway Co.	3,200	143,209
Yahoo Japan Corp.	27,200	103,386
Yakult Honsha Co. Ltd.	1,700	89,287
Yamada Denki Co. Ltd.	17,100	49,912

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yamaguchi Financial Group Inc.	4,000	$37,835
Yamaha Corp.	3,600	47,066
Yamaha Motor Co. Ltd.	5,100	99,934
Yamato Holdings Co. Ltd.	6,900	128,486
Yamato Kogyo Co. Ltd.	800	26,703
Yamazaki Baking Co. Ltd.	2,000	25,741
Yaskawa Electric Corp.	4,000	54,359
Yokogawa Electric Corp.	4,100	53,908
Yokohama Rubber Company Ltd., The	4,000	34,661

		53,124,336

Netherlands (2.91%)
Aegon NV	34,802	286,567
Akzo Nobel NV	4,704	321,853
Altice SA (b)	1,706	90,502
ArcelorMittal	19,548	267,459
ASML Holding NV	6,955	688,883
Corio NV	1,241	60,825
Delta Lloyd NV	3,806	91,707
Fugro NV CVA	1,401	42,301
Gemalto NV	1,560	143,238
Heineken Holding NV	1,893	124,985
Heineken NV	4,445	331,970
ING Groep NV CVA (b)	75,562	1,074,055
Koninklijke Ahold NV	18,006	291,259
Koninklijke Boskalis Westminster NV CVA	1,626	91,445
Koninklijke DSM NV	3,491	215,250
Koninklijke KPN NV (b)	61,916	198,232
Koninklijke Philips NV	19,093	607,153
Koninklijke Vopak NV	1,299	69,996
OCI NV (b)	1,581	48,769
Randstad Holding NV	2,438	113,267
Reed Elsevier NV	13,716	311,166
TNT Express NV	8,762	55,275
Unibail-Rodamco SE (Amsterdam)	1,922	494,257
Unilever NV CVA	31,870	1,264,766
Wolters Kluwer - CVA	5,940	158,400
Ziggo NV	2,836	132,813

		7,576,393

New Zealand (0.13%)
Auckland International Airport Ltd.	18,582	55,825
Contact Energy Ltd.	6,866	32,054
Fletcher Building Ltd.	13,758	94,301
Ryman Healthcare Ltd.	7,066	43,058
Spark New Zealand Ltd.	36,499	84,586
Xero Ltd. (b)	1,312	22,051

		331,875

Norway (0.82%)
Aker Solutions ASA (b)	2,917	29,058
DnB NOR ASA	19,126	357,925
Gjensidige Forsikring ASA	3,900	82,461
Norsk Hydro ASA	26,327	147,189
Orkla ASA	16,230	146,701

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Seadrill Ltd.	7,447	$198,972
Statoil ASA	21,948	597,551
Subsea 7 SA	5,619	80,299
Telenor ASA	14,916	327,369
Yara International ASA	3,486	175,078

		2,142,603

Portugal (0.18%)
Banco Comercial Portugues SA Rights (b)	693,247	90,520
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	46,477	202,670
Galp Energia SGPS SA B Shares	7,835	127,337
Jeronimo Martins SGPS SA	4,716	51,896

		472,423

Singapore (1.46%)
Ascendas Real Estate Investment Trust	40,000	70,558
CapitaCommercial Trust	42,000	52,482
Capitaland Ltd.	51,000	127,768
Capitamall Trust	48,000	71,835
City Developments Ltd.	8,000	60,264
Comfortdelgro Corp. Ltd.	41,000	77,016
DBS Group Holdings Ltd.	33,791	487,352
Genting Singapore PLC	123,000	109,852
Global Logistic Properties Ltd.	61,726	131,020
Golden Agri-Resources Ltd.	141,330	57,100
Hutchison Port Holdings Trust	114,000	79,739
Jardine Cycle & Carriage Ltd.	1,863	62,610
Keppel Corp. Ltd.	29,400	241,826
Keppel Land Ltd.	14,101	38,660
Noble Group Ltd.	82,800	84,179
Oversea-Chinese Banking Corporation Ltd.	58,297	444,707
Sembcorp Industries Ltd.	18,220	73,932
Sembcorp Marine Ltd.	15,800	46,266
Singapore Airlines Ltd.	10,267	79,010
Singapore Exchange Ltd.	16,000	90,588
Singapore Press Holdings Ltd.	32,000	105,312
Singapore Technologies Engineering Ltd.	29,000	82,875
Singapore Telecommunications Ltd.	156,450	465,705
StarHub Ltd.	12,000	38,731
United Overseas Bank Ltd.	25,518	447,349
UOL Group Ltd.	8,916	46,151
Wilmar International Ltd.	36,000	87,077
Yangzijiang Shipbuilding Holdings Ltd.	36,548	33,771

		3,793,735

Spain (3.54%)
Abertis Infraestructuras SA	8,090	159,531
ACS Actividades de Construccion y Servicios SA	3,637	139,404
Amadeus IT Holding SA A Shares	7,545	281,664
Banco Bilbao Vizcaya Argentaria SA	116,271	1,399,376

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Banco Bilbao Vizcaya Argentaria
SA Rights (b)	116,271	$11,602
Banco de Sabadell SA	66,608	196,673
Banco Popular Espanol SA	34,940	213,110
Banco Popular Espanol SA Rights (b)	34,940	485
Banco Santander SA	237,239	2,271,237
Bankia SA (b)	91,655	170,513
CaixaBank SA	34,006	206,774
CaixaBank SA Interim Shares (b) (c)	374	2,275
Distribuidora Internacional de Alimentacion SA	12,527	89,771
Enagas SA	3,813	122,622
Ferrovial SA	8,421	162,917
Gas Natural SDG SA	6,799	200,004
Grifols SA	2,490	101,756
Grifols SA Class B	383	13,567
Iberdrola SA	102,163	730,250
Industria de Diseno Textil SA	21,465	592,513
International Consolidated Airlines Group SA (b)	20,112	119,612
Mapfre SA	18,713	66,138
Red Electrica Corporacion SA	2,170	187,830
Repsol SA	20,039	475,407
Telefonica SA	80,551	1,244,045
Zardoya Otis SA	3,091	38,310

		9,197,386

Sweden (2.96%)
Alfa Laval AB	5,972	127,237
Assa Abloy AB Class B	6,555	336,847
Atlas Copco AB Class A	13,201	376,673
Atlas Copco AB Class B	7,737	199,953
Boliden AB	5,049	81,523
Electrolux AB Series B	4,525	119,189
Elekta AB B Shares	7,055	69,346
Getinge AB B Shares	3,999	100,404
Hennes & Mauritz AB (H&M) B Shares	18,706	773,492
Hexagon AB B Shares	5,160	163,161
Husqvarna AB B Shares	8,301	58,526
Industrivarden AB C Shares	2,307	40,162
Investment AB Kinnevik B Shares	4,653	167,790
Investor AB B Shares	9,049	318,612
Lundin Petroleum AB (b)	4,181	70,677
Millicom International Cellular SA SDR	1,251	100,198
Nordea Bank AB	59,964	777,338
Sandvik AB	21,021	236,094
Securitas AB Class B	5,922	65,592
Skandinaviska Enskilda Banken AB Class A	30,297	403,090
Skanska AB Class B	7,938	163,707
SKF AB B Shares	7,821	162,820
Svenska Cellulosa AB Class B	11,576	275,059
Svenska Handelsbanken AB A Shares	9,814	459,605
Swedbank AB - A Shares	17,726	444,488
Swedish Match AB	4,057	131,250
Tele2 AB B Shares	5,918	71,232

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Telefonaktiebolaget LM Ericsson B Shares	60,397	$761,537
TeliaSonera AB	47,137	325,064
Volvo AB B Shares	29,723	321,570

		7,702,236

Switzerland (8.95%)
ABB Ltd. Reg.	43,390	970,616
Actelion Ltd. Reg.	2,054	240,577
Adecco SA Reg.	3,416	230,925
Aryzta AG	1,654	142,522
Baloise Holding AG Reg.	894	114,281
Barry Callebaut AG Reg.	42	46,632
Chocoladefabriken Lindt & Sprungli AG Reg.	2	118,538
Chocoladefabriken Lindt & Sprungli AG	19	94,806
Compagnie Financiere Richemont SA Reg.	10,292	841,280
Credit Suisse Group AG Reg.	29,905	827,341
Ems-Chemie Holding AG Reg	155	64,138
Geberit AG Reg.	739	238,189
Givaudan SA Reg.	182	290,108
Holcim Ltd. Reg.	4,480	325,928
Julius Baer Group Ltd.	4,477	200,065
Kuehne & Nagel International AG Reg.	1,118	140,872
Lonza Group AG Reg.	1,000	120,496
Nestle SA Reg.	63,402	4,659,475
Novartis AG Reg.	45,249	4,261,024
Pargesa Holding SA	715	56,829
Partners Group Holding AG	348	91,466
Roche Holding AG	13,823	4,081,972
Schindler Holding AG	898	121,639
Schindler Holding AG Reg.	401	53,468
SGS SA Reg	107	221,378
Sika AG	43	148,680
Sonova Holding AG Reg.	1,083	172,557
Sulzer AG Reg.	461	56,531
Swatch Group AG Reg., The	1,012	88,411
Swatch Group AG, The	605	286,708
Swiss Life Holding AG Reg.	640	152,508
Swiss Prime Site AG Reg.	1,098	81,466
Swiss Re AG	6,919	550,630
Swisscom AG	461	261,310
Syngenta AG Reg.	1,837	581,678
Transocean Ltd.	7,161	230,327
UBS AG Reg.	71,873	1,249,355
Zurich Insurance Group AG	2,922	869,594

		23,284,320

United Kingdom (20.76%)
3i Group PLC	19,541	121,025
Aberdeen Asset Management PLC	17,829	115,024
Admiral Group PLC	3,629	75,261
Aggreko PLC	4,962	124,193

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
AMEC PLC	6,094	$108,742
Anglo American PLC	27,547	614,347
Antofagasta PLC	8,074	93,951
ARM Holdings PLC	27,969	407,486
ASOS PLC (b)	1,075	39,068
Associated British Foods PLC	6,966	301,969
AstraZeneca PLC	24,827	1,779,173
Aviva PLC	58,227	492,605
Babcock International Group PLC	10,086	177,975
BAE Systems PLC	63,047	479,893
Barclays PLC	323,633	1,190,380
BG Group PLC	67,120	1,239,091
BHP Billiton PLC	41,739	1,154,526
BP PLC	363,479	2,658,971
British American Tobacco PLC	37,149	2,093,367
British Land Company PLC	19,429	220,779
British Sky Broadcasting Group PLC	20,182	287,859
BT Group PLC	155,994	956,868
Bunzl PLC	6,802	176,985
Burberry Group PLC	8,758	213,627
Capita PLC	13,279	249,983
Carnival PLC	3,674	146,299
Centrica PLC	99,570	496,251
Cobham PLC	23,257	109,489
Coca-Cola HBC AG CDI	3,987	86,044
Compass Group PLC	33,325	537,506
Croda International PLC	2,806	93,051
Diageo PLC	49,454	1,426,358
Direct Line Insurance Group PLC	30,760	146,399
Dixons Carphone PLC	19,271	114,258
easyJet PLC	3,368	77,504
Experian PLC	19,641	312,103
Fresnillo PLC	4,481	54,958
Friends Life Group Ltd.	28,248	140,675
G4S PLC	29,967	121,514
GKN PLC	33,270	171,324
GlaxoSmithKline PLC	95,640	2,184,813
Glencore PLC	209,836	1,162,143
Hammerson PLC	14,660	136,096
Hargreaves Lansdown PLC	4,740	72,340
HSBC Holdings PLC	375,074	3,811,234
ICAP PLC	10,458	65,403
IMI PLC	5,250	104,401
Imperial Tobacco Group PLC	18,873	812,595
Inmarsat PLC	8,616	97,730
InterContinental Hotels Group PLC	4,764	183,706
Intertek Group PLC	3,274	138,751
Intu Properties PLC	16,924	88,171
Investec PLC	10,649	89,415
ITV PLC	75,914	254,894
J Sainsbury PLC	24,596	100,017
Johnson Matthey PLC	4,059	191,409
Kingfisher PLC	46,439	242,870
Land Securities Group PLC	15,751	264,464
Legal & General Group PLC	115,517	427,450
Lloyds Banking Group PLC (b)	1,125,293	1,399,940

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC	4,704	$141,954
Marks & Spencer Group PLC	31,730	207,466
Meggitt PLC	16,259	118,594
Melrose Industries PLC	22,496	90,043
National Grid PLC	73,406	1,055,204
Next PLC	3,053	326,778
Old Mutual PLC	95,972	281,511
Pearson PLC	16,226	325,871
Persimmon PLC	6,152	132,376
Petrofac Ltd.	5,199	87,115
Prudential PLC	50,485	1,122,349
Randgold Resources Ltd.	1,680	113,890
Reckitt Benckiser Group PLC	12,763	1,103,459
Reed Elsevier PLC (Amsterdam)	11,707	187,511
Reed Elsevier PLC (London)	11,163	178,463
Rexam PLC	14,224	113,072
Rio Tinto PLC	25,104	1,230,092
Rolls-Royce Holdings PLC	37,100	577,411
Royal Bank of Scotland Group PLC (b)	48,974	291,770
Royal Dutch Shell PLC Class A	76,673	2,930,474
Royal Dutch Shell PLC Class B	48,136	1,903,008
Royal Mail PLC	12,970	82,170
RSA Insurance Group PLC (b)	20,097	157,565
SABMiller PLC	18,989	1,052,330
Sage Group PLC, The	21,680	128,057
Schroders PLC	2,565	99,037
SEGRO PLC	14,566	85,491
Severn Trent PLC	4,764	144,741
Shire PLC	11,629	1,003,368
Smith & Nephew PLC	17,615	296,313
Smiths Group PLC	7,754	158,484
Sports Direct International (b)	5,461	54,567
SSE PLC	18,988	475,466
Standard Chartered PLC	47,838	882,365
Standard Life PLC	47,353	316,845
Tate & Lyle PLC	8,795	83,833
Tesco PLC	159,542	476,593
Travis Perkins PLC	5,079	136,460
Tui Travel PLC	9,288	58,457
Tullow Oil PLC	17,842	186,022
Unilever PLC	25,286	1,058,419
United Utilities Group PLC	13,539	176,857
Vodafone Group PLC	520,690	1,715,790
Weir Group PLC, The	4,238	171,153
Whitbread PLC	3,650	245,265
William Hill PLC	17,577	105,040
William Morrison Supermarkets PLC	42,189	114,796

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Wolseley PLC	5,264	$275,723
WPP PLC	26,394	528,765

		54,023,106

Total Common Stocks
(cost $194,795,837)		251,241,924

Preferred Stocks (a) (0.59%)
Germany (0.53%)
Bayerische Moteren Werke (BMW) AG	1,028	83,379
Fuchs Petrolub SE	1,348	50,958
Henkel AG & Co. KGaA	3,506	349,030
Porsche Automobil Holding SE	3,034	242,030
Volkswagen AG	3,198	660,413

		1,385,810

Italy (0.06%)
Intesa Sanpaolo RSP	19,708	52,533
Telecom Italia RNC SpA	120,735	106,720

		159,253

Total Preferred Stocks
(cost $1,015,211)		1,545,063

Short-term Investments (1.19%)
State Street Institutional U.S. Government Money Market Fund	3,090,106	3,090,106

Total Short-term Investments
(cost $3,090,106)		3,090,106

TOTAL INVESTMENTS (98.35%)
(cost $198,901,154)		255,877,093
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.65%)		4,297,874

NET ASSETS (100.00%)		$260,174,967

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At September 30, 2014, cash in the amount of $688,988 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR – Swedish Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$76,839,454	30.03
British Pound	53,835,595	21.04
Japanese Yen	53,124,336	20.76
Swiss Franc	23,284,320	9.10
Australian Dollar	19,043,153	7.44
Swedish Krona	7,702,236	3.01
Hong Kong Dollar	7,373,997	2.88
Danish Krone	3,933,194	1.54
Singapore Dollar	3,713,996	1.45
United States Dollar	3,169,845	1.24
Norwegian Krone	2,142,603	0.84
Israeli Shekel	1,382,489	0.54
New Zealand Dollar	331,875	0.13

Total Investments	$255,877,093	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$64,906,870	24.95
Industrials	31,640,986	12.16
Consumer Discretionary	29,351,003	11.28
Health Care	28,432,555	10.93
Consumer Staples	27,638,184	10.62
Materials	19,431,459	7.47
Energy	17,334,478	6.66
Telecommunication Services	12,439,113	4.78
Information Technology	11,768,544	4.52
Utilities	9,843,795	3.79

Total Stocks	252,786,987	97.16
Short-term Investments	3,090,106	1.19
Cash and Other Assets, Net of Liabilities	4,297,874	1.65

Net Assets	$260,174,967	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	6	December 2014	$716,748	$693,830	$(22,918)
Euro Stoxx 50	73	December 2014	2,961,184	2,971,693	10,509
FTSE 100 Index	18	December 2014	1,971,581	1,927,531	(44,050)
Hang Seng Index	1	October 2014	153,602	146,944	(6,658)
Nikkei 225 Index	1	December 2014	73,946	73,855	(91)
Topix Index	14	December 2014	1,657,124	1,693,276	36,152

Total					$(27,056)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Morgan Stanley and Co. Inc.	12/17/2014	$109,000	$(97,863)	—	$(2,943)
British Pound	Citibank N.A. London	12/17/2014	399,000	(647,150)	—	(741)
Euro	UBS AG	12/17/2014	890,000	(1,152,942)	—	(28,217)
Japanese Yen	Morgan Stanley and Co. Inc.	12/17/2014	58,139,000	(542,122)	—	(11,654)
Swiss Franc	Morgan Stanley and Co. Inc.	12/17/2014	226,000	(242,098)	—	(5,200)
Japanese Yen	Morgan Stanley and Co. Inc.	12/17/2014	(27,285,975)	250,000	1,039	—

Total					$1,039	$(48,755)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.83%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	9,967,806	$111,938,459
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,609,688	173,256,197

Total Registered Investment Companies
(cost $ 243,391,551)		285,194,656

TOTAL INVESTMENTS (99.83%)
(cost $ 243,391,551)		285,194,656
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		475,612

NET ASSETS (100.00%)		$285,670,268

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (65.66%)
Aerospace/Defense (1.68%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$556,412
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,538,496
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	517,892
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,058,056
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,895,704
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,913,962
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,966,337
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	518,026

		11,964,885

Agriculture, Foods, & Beverage (4.34%)
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	510,410
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,056,931
Hershey Co.
5.450%, 09/01/2016	500,000	542,515
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,104,706
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	547,846
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,240,616
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	423,293
PepsiCo Inc.
7.900%, 11/01/2018	500,000	614,108
2.250%, 01/07/2019	2,000,000	2,018,496
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	992,718
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,041,747
Kellogg Co.
4.000%, 12/15/2020	632,000	676,436
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,146,350
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,081,221
Sysco Corp.
3.000%, 10/02/2021	1,000,000	1,001,883
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,030,278
PepsiCo Inc.
2.750%, 03/05/2022	1,500,000	1,473,447
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,518,338
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,917,676

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$942,002
PepsiCo Inc.
2.750%, 03/01/2023	2,000,000	1,930,070
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,914,198
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,065,519
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,024,669
Sysco Corp.
3.500%, 10/02/2024	1,000,000	1,002,746

		30,818,219

Automotive (1.28%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,004,884
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,139,022
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,018,072
2.625%, 01/10/2023	2,000,000	1,943,554
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	1,983,210

		9,088,742

Banks (2.65%)
US Bank NA
4.950%, 10/30/2014	500,000	501,740
Fifth Third Bank
4.750%, 02/01/2015	500,000	507,246
Wachovia Bank NA
5.600%, 03/15/2016	500,000	534,742
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	538,746
Wachovia Corp.
5.750%, 06/15/2017	500,000	556,943
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,008,584
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,001,135
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	993,552
KFW
4.875%, 06/17/2019	1,000,000	1,137,434
Bank of New York Mellon Corp.
2.300%, 09/11/2019	1,000,000	991,771
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,009,668
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,077,518
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,044,318
US Bancorp
3.000%, 03/15/2022	2,000,000	1,992,332

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
3.700%, 01/30/2024	$500,000	$515,493
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	503,737
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	1,962,070
Bank of New York Mellon Corp.
3.250%, 09/11/2024	1,000,000	981,807

		18,858,836

Building Materials & Construction (0.88%)
CRH America Inc.
6.000%, 09/30/2016	500,000	546,894
5.750%, 01/15/2021	1,000,000	1,149,710
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,056,096
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,053,516
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,465,260

		6,271,476

Chemicals (4.04%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,084,490
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	161,062
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	572,943
PPG Industries Inc.
7.400%, 08/15/2019	500,000	601,732
3.600%, 11/15/2020	1,000,000	1,036,799
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,052,639
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,078,787
Monsanto Co.
2.750%, 07/15/2021	500,000	495,767
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,023,972
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,576,167
Praxair Inc.
2.450%, 02/15/2022	1,000,000	970,471
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,008,928
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,223,253
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,936,622
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,928,758
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,937,662
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,948,122

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	$2,000,000	$1,937,376
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,527,332
Monsanto Co.
3.375%, 07/15/2024	1,000,000	994,773
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	2,926,191
7.375%, 11/01/2029	500,000	658,864

		28,682,710

Colleges (0.16%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,113,740

Commercial Service/Supply (0.60%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	550,416
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	563,206
4.300%, 06/01/2021	1,000,000	1,084,355
3.250%, 06/01/2022	2,000,000	2,038,636

		4,236,613

Computer Software & Services (2.22%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,013,181
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	972,560
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,074,958
Oracle Corp.
2.800%, 07/08/2021	1,000,000	992,540
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,056,990
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,911,406
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,944,852
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,914,444
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,878,916
Oracle Corp.
3.400%, 07/08/2024	1,000,000	996,852

		15,756,699

Computers (1.35%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	560,259
1.875%, 05/15/2019	2,000,000	1,978,724
1.625%, 05/15/2020	1,000,000	957,817

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
Hewlett-Packard Co.
3.750%, 12/01/2020	$1,000,000	$1,036,858
4.300%, 06/01/2021	2,000,000	2,123,838
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	918,197
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,038,374
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,009,665

		9,623,732

Consumer & Marketing (3.53%)
Clorox Co.
5.000%, 01/15/2015	500,000	506,534
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,025,847
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,106,770
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	564,911
Danaher Corp.
5.625%, 01/15/2018	500,000	562,675
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,159,271
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,009,199
McDonald’s Corp.
1.875%, 05/29/2019	500,000	496,086
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,038,879
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,297,954
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,044,515
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	985,416
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,110,526
Clorox Co.
3.050%, 09/15/2022	1,000,000	983,472
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	928,891
2.100%, 05/01/2023	1,000,000	936,873
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,417,880
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,846,376
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,036,507

		25,058,582

Electronic/Electrical Manufacturing (0.89%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,042,622

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.
2.700%, 10/09/2022	$2,000,000	$1,946,676
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,370,014

		6,359,312

Financial Services (1.82%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	509,807
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	539,982
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	547,570
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,118,058
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,147,347
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	995,181
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,101,468
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,071,427
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,493,952
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	1,968,504
3.200%, 01/25/2023	1,000,000	976,180
3.625%, 05/13/2024	500,000	496,664
General Electric Capital Corp.
3.450%, 05/15/2024	1,000,000	1,002,961

		12,969,101

Forest Products & Paper (0.16%)
International Paper Co.
5.250%, 04/01/2016	500,000	530,688
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	629,367

		1,160,055

Health Care (6.04%)
Amgen Inc.
4.850%, 11/18/2014	500,000	502,530
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	509,218
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,018,780
Medtronic Inc.
4.750%, 09/15/2015	500,000	520,384
Baxter International Inc.
5.900%, 09/01/2016	500,000	546,839
Eli Lilly and Co.
5.200%, 03/15/2017	2,000,000	2,194,410
Wyeth
5.450%, 04/01/2017	500,000	553,498

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
5.850%, 06/01/2017	$500,000	$556,954
Johnson & Johnson
5.550%, 08/15/2017	500,000	562,100
AstraZeneca PLC
5.900%, 09/15/2017	500,000	562,881
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	566,786
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,121,306
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	996,586
Amgen Inc.
2.200%, 05/22/2019	1,000,000	989,401
Baxter International Inc.
4.500%, 08/15/2019	500,000	547,686
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,481,800
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,034,307
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,088,100
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,077,205
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,073,957
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,023,507
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,051,541
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	996,183
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,960,664
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,392,249
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,908,442
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,932,390
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,925,584
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,399,260
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,944,824
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	3,946,648
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,983,622
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,003,285
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	998,527

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$1,000,000	$990,911

		42,962,365

Machinery & Manufacturing (5.10%)
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,026,167
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,025,200
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	514,046
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,045,918
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,069,631
Caterpillar Inc.
5.700%, 08/15/2016	500,000	545,802
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,083,766
Honeywell International Inc.
5.300%, 03/15/2017	500,000	550,042
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	555,749
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	562,501
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,082,408
Covidien International
6.000%, 10/15/2017	500,000	564,823
United Technologies Corp.
5.375%, 12/15/2017	500,000	560,574
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,001,547
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	967,729
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,058,928
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,093,112
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,101,334
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,070,195
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,038,615
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,075,713
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	1,998,894
Deere & Co.
2.600%, 06/08/2022	1,000,000	970,857
Covidien International
3.200%, 06/15/2022	2,000,000	2,023,442

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co.
2.000%, 06/26/2022	$1,500,000	$1,429,406
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,026,731
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,955,218
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,924,668
Covidien International
2.950%, 06/15/2023	3,000,000	2,897,262
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,452,238
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,008,177

		36,280,693

Media & Broadcasting (2.48%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,092,882
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	549,214
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,474,250
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,035,432
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,041,062
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	979,667
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,011,952
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,953,646
Comcast Corp.
2.850%, 01/15/2023	1,000,000	979,840
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,043,935
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,478,475
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	992,389
Comcast Corp.
3.375%, 02/15/2025	2,000,000	1,972,742

		17,605,486

Mining & Metals (2.05%)
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,029,174
Alcoa Inc.
5.550%, 02/01/2017	500,000	536,482
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	549,996
2.050%, 09/30/2018	500,000	502,261
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	2,008,126

	Principal
	amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	$1,000,000	$1,035,949
4.125%, 05/20/2021	2,000,000	2,139,562
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,012,751
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,530,878
Alcoa Inc.
5.870%, 02/23/2022	750,000	800,454
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	961,972
4.100%, 05/01/2023	2,000,000	1,921,790
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	519,752

		14,549,147

Oil & Gas (4.81%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	549,048
Apache Corp.
5.625%, 01/15/2017	500,000	547,253
Shell International Finance
5.200%, 03/22/2017	500,000	549,412
Canadian National Resources
5.700%, 05/15/2017	500,000	552,811
Weatherford International Inc.
6.350%, 06/15/2017	500,000	560,673
EOG Resources Inc.
5.875%, 09/15/2017	500,000	561,638
Husky Energy Inc.
6.200%, 09/15/2017	500,000	562,099
Encana Corp.
5.900%, 12/01/2017	500,000	561,166
Chevron Corp.
1.718%, 06/24/2018	2,000,000	2,000,702
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,500,354
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,012,487
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,117,452
ConocoPhillips
6.000%, 01/15/2020	500,000	588,248
Chevron Corp.
2.427%, 06/24/2020	2,000,000	2,021,640
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,053,622
Apache Corp.
3.625%, 02/01/2021	500,000	520,576
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,078,923
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,028,118
Apache Corp.
3.250%, 04/15/2022	724,000	725,517

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp.
3.250%, 05/15/2022	$1,500,000	$1,489,178
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,895,980
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,904,590
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,415,284
Total Capital International SA
2.700%, 01/25/2023	1,000,000	968,880
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,919,544
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,908,580
Shell International Finance
3.400%, 08/12/2023	500,000	508,120
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	1,015,505
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,025,456
Canadian Natural Resources
3.800%, 04/15/2024	1,000,000	1,012,554
Ensco PLC
4.500%, 10/01/2024	2,000,000	2,006,734

		34,162,144

Retailers (3.95%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,045,180
Target Corp.
5.875%, 07/15/2016	1,000,000	1,090,658
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	544,597
McDonald’s Corp.
5.300%, 03/15/2017	500,000	550,056
Target Corp.
5.375%, 05/01/2017	500,000	552,548
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	343,351
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,015,874
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,003,624
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,953,308
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,087,416
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,082,954
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,112,436
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,495,222
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,056,455

	Principal
	amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
3.120%, 04/15/2022	$1,000,000	$1,012,542
Walgreen Co.
3.100%, 09/15/2022	2,000,000	1,935,036
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,908,284
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	2,902,728
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	1,919,210
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,047,994
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,478,553
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	975,874

		28,113,900

Telecom & Telecom Equipment (2.51%)
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	520,542
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,009,355
Vodafone Group PLC
5.450%, 06/10/2019	500,000	562,812
Verizon Communications Inc.
2.625%, 02/21/2020 (a)	1,073,000	1,059,539
4.500%, 09/15/2020	1,000,000	1,081,854
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,113,656
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,138,676
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,082,789
3.000%, 02/15/2022	1,000,000	990,328
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	925,085
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,320,365
AT&T Inc.
2.625%, 12/01/2022	1,000,000	945,985
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	942,377
Verizon Communications inc.
5.150%, 09/15/2023	1,000,000	1,107,369
AT&T Inc.
3.900%, 03/11/2024	1,000,000	1,016,768
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,032,548

		17,850,048

Transportation (2.94%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	501,070

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
United Parcel Service Inc.
3.125%, 01/15/2021	$1,500,000	$1,553,476
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	996,173
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,990,982
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	493,140
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,932,326
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,898,488
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	1,991,528
Burlington North Santa Fe
3.000%, 03/15/2023	2,000,000	1,950,592
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	1,945,246
Burlington North Santa Fe
3.850%, 09/01/2023	2,000,000	2,065,864
CSX Corp.
3.700%, 11/01/2023	1,000,000	1,030,597
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,034,126
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	513,562
CSX Corp.
3.400%, 08/01/2024	1,000,000	1,001,788

		20,898,958

Utilities & Energy (10.18%)
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,001,533
Union Electric Co.
4.750%, 04/01/2015	500,000	510,666
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	511,519
Southwestern Electric Power
5.375%, 04/15/2015	500,000	510,922
San Diego Gas & Electric Co.
5.300%, 11/15/2015	500,000	525,456
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,057,999
Virginia Electric & Power Co.
5.400%, 01/15/2016	500,000	530,413
Ohio Power Co.
6.000%, 06/01/2016	500,000	541,140
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	545,869
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	548,270
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	545,907
Georgia Power Co.
5.700%, 06/01/2017	500,000	556,392

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Jersey Central Power & Light
5.650%, 06/01/2017	$1,000,000	$1,097,074
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	565,954
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,110,748
Union Electric Co.
6.400%, 06/15/2017	500,000	560,926
Florida Power Corp.
5.800%, 09/15/2017	500,000	563,050
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	565,148
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	560,769
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	560,078
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	540,841
Southern California Gas
5.450%, 04/15/2018	500,000	561,576
Pacificorp
5.650%, 07/15/2018	500,000	568,766
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,016,619
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	614,648
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,013,459
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,038,369
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,040,541
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,035,082
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,038,505
Appalachian Power Co.
4.600%, 03/30/2021	500,000	552,216
Commonwealth Edison
3.400%, 09/01/2021	1,000,000	1,041,665
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,017,080
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	992,665
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	1,982,660
Detroit Edison Co.
2.650%, 06/15/2022	500,000	491,499
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,900,342
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,478,298
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	949,004

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Illinois Co.
2.700%, 09/01/2022	$2,000,000	$1,968,008
PPL Electric Utilities
2.500%, 09/01/2022	500,000	488,108
Tampa Electric Co.
2.600%, 09/15/2022	500,000	482,918
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	955,825
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,526,630
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	958,013
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,489,375
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,993,710
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,918,934
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,954,446
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	960,387
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,845,818
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,953,426
Pacificorp
2.950%, 06/01/2023	1,000,000	988,824
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,980,064
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,029,922
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,027,584
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,010,080
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,255,625
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,087,168
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	2,166,806
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,068,280
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	502,558
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	992,700
Southern California Gas
3.150%, 09/15/2024	1,000,000	995,939

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
6.000%, 06/01/2026	$500,000	$621,108
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,300,845

		72,366,769

Total Corporate Bonds
(cost $458,806,214)		466,752,212

Government Agency Securities (b) (18.01%)
Agency Commercial Mortgage-Backed Securities (9.30%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	9,761,680
2.682%, 10/25/2022	10,000,000	9,916,790
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,189,790
2.715%, 02/25/2022	7,000,000	6,983,123
2.482%, 04/25/2022	10,000,000	9,808,530
2.377%, 05/25/2022	10,000,000	9,707,250
2.509%, 11/25/2022	10,000,000	9,751,370

		66,118,533

Agency Mortgage-Backed Securities (7.61%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	33,625	35,507
5.000%, 09/01/2018	76,141	80,725
5.000%, 09/01/2018	40,710	42,980
4.500%, 11/01/2018	118,253	124,780
5.500%, 11/01/2018	36,603	38,799
5.000%, 01/01/2019	53,016	56,492
5.000%, 04/01/2019	61,098	65,103
4.500%, 05/01/2019	78,674	83,694
4.000%, 05/01/2019	52,353	55,311
5.500%, 06/01/2019	87,168	92,490
5.000%, 01/01/2020	61,674	65,726
5.500%, 04/01/2020	95,153	103,085
5.500%, 07/01/2020	159,300	170,320
6.000%, 07/01/2021	148,968	162,462
4.500%, 05/01/2024	368,557	397,166
4.500%, 05/01/2024	144,358	154,495
4.500%, 09/01/2024	343,627	371,717
4.000%, 10/01/2024	488,765	519,533
5.000%, 10/01/2024	483,650	511,141
4.000%, 01/01/2025	372,775	397,759
4.000%, 07/01/2025	406,874	434,359
4.500%, 08/01/2025	385,697	416,688
3.500%, 04/01/2026	574,960	603,841
2.500%, 02/01/2027	4,503,101	4,548,861
6.000%, 11/01/2028	12,714	14,504

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 06/01/2029	$20,669	$23,751
7.500%, 12/01/2030	896	941
7.000%, 07/01/2031	2,862	3,121
6.500%, 09/01/2031	3,410	3,856
6.000%, 11/01/2032	38,461	43,895
6.000%, 12/01/2032	18,930	21,580
5.500%, 05/01/2033	309,914	347,895
5.500%, 07/01/2033	321,700	357,047
5.000%, 08/01/2033	145,091	161,143
5.500%, 03/01/2034	70,154	78,565
5.000%, 04/01/2034	97,740	108,053
6.000%, 07/01/2034	227,720	256,536
5.500%, 05/01/2035	423,147	477,124
5.000%, 05/01/2035	336,026	373,201
4.500%, 08/01/2035	105,165	113,851
5.000%, 10/01/2035	86,437	95,472
6.500%, 08/01/2036	138,101	156,151
5.500%, 10/01/2037	151,696	168,976
5.500%, 11/01/2037	201,877	224,846
6.000%, 01/01/2038	130,336	146,786
6.000%, 01/01/2038	89,312	100,720
4.500%, 06/01/2039	722,558	779,782
5.000%, 06/01/2039	471,055	519,121
4.500%, 10/01/2039	869,848	938,613
5.000%, 10/01/2039	743,692	820,606
5.000%, 01/01/2040	359,829	397,345
4.500%, 02/01/2040	293,849	317,068
4.000%, 07/01/2041	1,717,914	1,811,099
Federal National Mortgage Association
5.500%, 12/01/2016	5,684	6,014
5.500%, 01/01/2017	25,767	27,256
6.500%, 01/01/2017	7,582	7,737
5.500%, 01/01/2017	5,945	6,289
5.500%, 02/01/2017	24,612	26,036
5.000%, 03/01/2017	31,673	33,417
6.000%, 04/01/2017	6,307	6,580
5.500%, 01/01/2018	27,192	28,787
5.000%, 02/01/2018	37,246	39,323
5.000%, 05/01/2018	106,752	112,745
5.000%, 05/01/2018	84,692	89,417
4.500%, 05/01/2018	73,724	77,886
4.500%, 05/01/2018	70,235	74,210
5.000%, 05/01/2018	43,636	46,061
4.500%, 03/01/2019	68,924	72,732
5.500%, 10/01/2019	221,695	236,923
5.000%, 11/01/2019	133,013	141,787
4.500%, 12/01/2019	83,265	88,116
5.000%, 06/01/2020	233,533	248,821
4.500%, 09/01/2020	111,289	118,119
5.000%, 05/01/2021	186,853	199,947
5.500%, 05/01/2021	171,612	186,665
4.500%, 04/01/2023	41,485	44,591
5.000%, 01/01/2024	188,431	201,180
4.500%, 04/01/2024	69,515	74,792
4.000%, 06/01/2024	296,641	315,211
4.500%, 11/01/2024	273,458	291,778

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
3.500%, 12/01/2025	$519,681	$548,349
3.000%, 12/01/2026	1,136,488	1,174,548
7.500%, 09/01/2029	14,658	16,486
8.000%, 03/01/2030	3,353	3,494
6.500%, 05/01/2030	15,597	17,771
6.500%, 08/01/2031	1,935	2,192
7.000%, 08/01/2031	1,681	1,698
6.500%, 10/01/2031	11,354	13,012
6.000%, 11/01/2031	14,337	16,195
7.000%, 01/01/2032	19,787	22,426
3.000%, 02/01/2032	5,770,047	5,880,474
3.000%, 02/01/2032	3,990,142	4,067,435
6.000%, 03/01/2032	11,493	12,992
6.500%, 03/01/2032	5,970	6,758
6.500%, 04/01/2032	51,719	58,543
7.000%, 04/01/2032	21,095	25,243
6.500%, 05/01/2032	157,206	178,732
6.000%, 05/01/2032	9,857	11,199
7.000%, 06/01/2032	29,439	33,973
7.000%, 06/01/2032	21,123	22,893
6.500%, 06/01/2032	13,261	15,011
6.500%, 07/01/2032	8,501	9,622
6.000%, 08/01/2032	96,699	111,871
5.500%, 10/01/2032	130,853	146,918
6.500%, 10/01/2032	59,537	67,392
6.000%, 11/01/2032	64,309	73,230
6.000%, 01/01/2033	62,656	71,596
5.500%, 03/01/2033	54,476	60,946
5.500%, 03/01/2033	41,545	46,622
6.000%, 04/01/2033	134,643	152,105
5.000%, 05/01/2033	172,386	190,654
5.000%, 05/01/2033	46,741	51,718
5.000%, 08/01/2033	183,331	202,774
5.500%, 10/01/2033	147,799	165,754
5.000%, 03/01/2034	289,635	320,379
5.500%, 05/01/2034	225,285	252,936
6.000%, 07/01/2034	135,723	154,573
5.500%, 12/01/2034	348,126	390,737
5.500%, 04/01/2035	204,412	229,490
5.000%, 07/01/2035	237,278	262,387
5.500%, 07/01/2035	211,579	236,390
5.000%, 10/01/2035	180,819	199,783
5.000%, 11/01/2035	66,736	73,742
6.000%, 08/01/2036	101,463	114,773
6.000%, 12/01/2037	52,814	59,629
5.500%, 02/01/2038	166,990	185,809
5.500%, 06/01/2038	413,561	460,166
4.500%, 03/01/2039	638,156	694,736
5.000%, 05/01/2039	646,096	716,546
4.500%, 05/01/2039	463,614	503,675
5.000%, 11/01/2039	964,668	1,074,741
4.500%, 01/01/2040	584,821	632,147
4.500%, 09/01/2040	1,073,935	1,161,453
3.500%, 01/01/2041	1,693,923	1,733,959
4.500%, 04/01/2041	585,363	633,176
5.000%, 05/01/2041	726,121	802,907

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.000%, 11/01/2041	$1,844,953	$1,946,938
Government National Mortgage Association
6.000%, 05/15/2017	27,100	28,142
6.500%, 06/15/2028	31,186	36,241
6.000%, 11/15/2028	21,811	25,095
6.500%, 03/15/2029	39,305	44,685
7.000%, 06/15/2029	17,877	18,235
7.500%, 08/20/2030	7,897	9,627
6.000%, 01/15/2032	12,534	14,500
5.500%, 10/15/2033	169,729	190,093
5.000%, 11/20/2033	269,968	301,135
6.000%, 12/20/2033	82,283	94,721
5.500%, 11/15/2038	278,086	309,078
5.000%, 09/15/2039	693,157	765,335
4.500%, 10/15/2039	1,080,069	1,172,892
5.000%, 12/15/2039	284,902	314,916
4.000%, 09/20/2040	2,192,962	2,333,585
4.500%, 03/20/2041	458,362	499,589
5.000%, 05/20/2041	379,010	420,840

		54,097,509

Agency Notes & Bonds (1.10%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,555,855
7.125%, 01/15/2030	500,000	730,818
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,501,284

		7,787,957

Total Government Agency Securities
(cost $126,502,977)		128,003,999

U.S. Treasury Obligations (13.91%)
7.500%, 11/15/2016	500,000	571,562
8.125%, 08/15/2019	750,000	974,531
6.875%, 08/15/2025	5,000,000	7,059,375
4.250%, 11/15/2014	1,000,000	1,005,118
4.000%, 02/15/2015	2,000,000	2,029,296
4.125%, 05/15/2015	1,000,000	1,025,234
2.125%, 05/31/2015	5,000,000	5,068,165
4.250%, 08/15/2015	2,000,000	2,072,032
4.500%, 11/15/2015	10,000,000	10,482,420
4.500%, 02/15/2016	10,000,000	10,575,780
2.625%, 04/30/2016	1,000,000	1,034,922
3.250%, 07/31/2016	2,000,000	2,099,218
3.000%, 08/31/2016	1,000,000	1,046,250
2.750%, 05/31/2017	5,000,000	5,235,545
4.250%, 11/15/2017	12,000,000	13,136,256
3.500%, 02/15/2018	9,000,000	9,653,202
3.875%, 05/15/2018	2,000,000	2,176,718
3.750%, 11/15/2018	17,000,000	18,486,174
2.625%, 08/15/2020	5,000,000	5,168,750

Total U.S. Treasury Obligations
(cost $95,072,343)		98,900,548

	Shares	Value
Short-term Investments (2.02%)
JPMorgan U.S. Government Money
Market Fund	14,383,893	$14,383,893

Total Short-term Investments
(cost $ 14,383,893)		14,383,893

TOTAL INVESTMENTS (99.60%)
(cost $ 694,765,427)		708,040,652
OTHER ASSETS, NET OF LIABILITIES (0.40%)		2,875,039

NET ASSETS (100.00%)		$710,915,691

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $1,059,539 or 0.15% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.45%)
Alabama (1.96%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,047,870
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,168,490
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	576,230
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,220,700
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,063,901
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,609,306
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,136,290

					9,822,787

Alaska (1.21%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,068,680
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,502,007
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,152,493
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,359,984

					6,083,164

Arizona (8.49%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,100,982
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	961,845
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,346,853
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,404,819
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,156,170
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,077,720
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties,
Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,653,727
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	938,768
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,347,412
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	325,116
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa3	1,500,000	1,646,400
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,190,497
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,353,060
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,195,080
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	538,965
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,213,155
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	2,020,234
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,262,480
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,165,980
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,163,520
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,699,182

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	$4,165,000	$4,483,581
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,233,910
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,142,940

					42,622,396

Arkansas (1.86%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,096,460
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	NR	1,270,000	1,285,723
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,606,380
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	663,797
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,208,203
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,036,400
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,416,204

					9,313,167

California (2.24%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	997,515
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	599,525
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,072,640
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	966,694
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	217,867
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,024,676
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A	1,300,000	1,490,957
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,013,830
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,605,845
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,168,980
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,070,790

					11,229,319

Colorado (1.68%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	262,740
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,107,280
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	994,037
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,474,254
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	427,631

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	$1,185,000	$1,352,144
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,501,105
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,319,790

					8,438,981

Connecticut (1.12%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,105,980
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	850,000	838,432
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,308,683
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AAA	950,000	984,362
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AAA	620,000	642,425
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	749,115

					5,628,997

Delaware (1.05%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2021	A1	590,000	596,962
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005 (Prerefunded to 01-01-2015 @100) (b)	5.000%	01/01/2021	A	1,035,000	1,047,213
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,247,005
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,303,131
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	56,752

					5,251,063

Florida (3.60%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,593,465
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,031,230
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	836,971
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,687,422
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,061,780
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	466,316
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,057,780
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,894,242
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	AAA	1,205,000	1,247,235
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004
Series C (Economically Defeased to 06-01-2015 @ 101) (b)	4.750%	06/01/2029	NR	795,000	826,657
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,072,578
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,312,722

					18,088,398

Georgia (1.24%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,031,400
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	349,686
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,342,820
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,165,910

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	$1,205,000	$1,327,982

					6,217,798

Hawaii (0.47%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,337,240

Idaho (1.10%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,547,832
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,566,937
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,415,749

					5,530,518

Illinois (1.00%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	4,900,000	5,043,717

Indiana (0.25%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,097,560
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	135,000	136,837

					1,234,397

Iowa (2.29%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	378,063
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,605,523
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,504,921
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa2	1,015,000	1,066,095
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,977,530
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,394,600
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,559,800

					11,486,532

Kansas (3.10%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	4,065,000	3,985,163
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,265,000
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,000,000
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,051,453
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,734,807
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,545,376

					15,581,799

Kentucky (1.60%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	110,000	120,270
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,835,594

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	$1,000,000	$1,062,820
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,670,596
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,341,620

					8,030,900

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	260,000	269,602

Maine (0.18%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	914,039

Maryland (1.20%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,037,784
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,032,170
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,948,556

					6,018,510

Massachusetts (1.04%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	475,449
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	218,004
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	191,054
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	954,315
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,157,280
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,250,080

					5,246,182

Michigan (4.38%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,091,490
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	790,646
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	246,539
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA-	1,625,000	1,728,480
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,086,370
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,037,435
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	1,600,000	1,679,072
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,469,469
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,819,631
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,019,683

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	$1,000,000	$1,037,500

					22,006,315

Minnesota (0.89%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,138,780
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,777,900
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	549,740

					4,466,420

Mississippi (0.79%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,152,560
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,145,930
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,661,818

					3,960,308

Missouri (1.89%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,745
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,085,160
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,093,290
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,730,609
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,933,342
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,152,490

					9,496,636

Montana (0.46%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	325,804
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	420,067
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	290,403
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	572,576
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	710,099

					2,318,949

Nebraska (1.41%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,265,491
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,077,716
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	Aa2	1,500,000	1,695,585
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,023,122

					7,061,914

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Hampshire (0.11%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	$500,000	$540,000

New Jersey (4.04%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,304,407
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	610,183
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,303,593
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	192,169
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	215,142
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	748,541
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,501,256
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	404,910
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,399,694
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,512,987
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,585,490
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	934,473
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,548,274
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,198,223
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,535,883
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	688,483
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,604,030
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	986,718

					20,274,456

New Mexico (1.80%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,815,608
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,834,572
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005 (Prerefunded to 07-01-2015 @ 100) (b)	4.400%	07/01/2024	Aa2	1,000,000	1,031,378
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,707,775
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	536,491
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,105,780

					9,031,604

New York (2.70%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	905,075

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	$135,000	$141,434
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	450,773
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,083,820
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,393,094
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	721,367
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	527,646
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,108,210
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,092,050
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,032,042
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,078,680
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,162,610
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,870,350

					13,567,151

North Carolina (3.23%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,552,938
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,229,580
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,382,936
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,106,720
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,677,930
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	212,989
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,393,400
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,758,120
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	327,063
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	468,973
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,122,680

					16,233,329

North Dakota (0.28%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,387,464

Ohio (3.95%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	789,758
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,217,500
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,180,810
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,595,250
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,423,093
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,144,100

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	$1,500,000	$1,639,560
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,159,520
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,755,998
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,010,026
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,796,995
Fairfield City School District, County of Bulter, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,111,565

					19,824,175

Oklahoma (1.29%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,729,675
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,154,920
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,253,074
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	448,652
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	884,946

					6,471,267

Oregon (2.39%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,178,840
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,056,136
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,547,026
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,631,865
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	617,641
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	357,581
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	680,403
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,109,240
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,112,311
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,696,530

					11,987,573

Pennsylvania (2.74%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	997,084
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,809,686
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,599,428
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,090,876
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,137,683
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,340,598
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,717,575

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	$1,055,000	$1,190,937
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,867,915

					13,751,782

Rhode Island (0.77%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,084,130
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,225,582
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	547,255

					3,856,967

South Carolina (4.90%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,918,925
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,990,584
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,141,115
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,616,250
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,910,401
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	3,500,000	4,001,305
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	3,131,466
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,674,450
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,156,990
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,040,582

					24,582,068

Tennessee (3.52%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	190,090
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,381,920
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,140,940
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,289,799
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,107,960
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,579,050
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	443,449
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,434,770
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,306,729
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	876,356
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	899,818

					17,650,881

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.53%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	$2,000,000	$2,321,020
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,707,195
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,120,380
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	970,920
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,707,949
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,069,660
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,780,094

					12,677,218

Utah (0.69%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,106,280
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	520,700
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	500,000	564,865
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,252,300

					3,444,145

Virginia (3.67%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,037,520
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	545,568
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,661,786
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,774,235
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,074,970
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,518,750
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,047,008
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,142,617
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,243,225
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,348,796

					18,394,475

Washington (4.36%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,528,516
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,278,050
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,272,640
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,768,550
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	754,521
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,594,218

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	$445,000	$495,596
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	931,896
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,513,455
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,498,441
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,264,912

					21,900,795

West Virginia (3.20%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,630,386
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,454,948
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,566,211
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,560,866
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,960,402
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,904,575

					16,077,388

Wisconsin (1.73%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,809,188
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	975,953
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,590,459
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,291,280

					8,666,880

Total Long-term Municipal Bonds
(cost $458,076,080)					474,019,666

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Short-term Investments (4.60%)
JPMorgan Tax Free Money Market Fund	23,071,910	$23,071,910

Total Short-term Investments
(cost $ 23,071,910)		23,071,910

TOTAL INVESTMENTS (99.05%)
(cost $ 481,147,990)		497,091,576
OTHER ASSETS, NET OF LIABILITIES (0.95%)		4,746,774

NET ASSETS (100.00%)		$501,838,350

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR – Not Rated

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (100.46%)
Agriculture, Foods, & Beverage (11.43%)
Coca-Cola Co. (a)
0.090%, 10/08/2014	$1,600,000	$1,599,972
0.110%, 10/20/2014	2,645,000	2,644,846
0.110%, 11/21/2014	11,323,000	11,321,236
Nestle Finance International Ltd.
0.090%, 10/07/2014	3,000,000	2,999,955
0.060%, 10/16/2014	1,878,000	1,877,953
PepsiCo Inc. (a)
0.070%, 11/03/2014	8,650,000	8,649,445
0.080%, 11/14/2014	4,800,000	4,799,531

		33,892,938

Automotive (14.35%)
American Honda Finance Corp.
0.100%, 11/25/2014	10,665,000	10,663,371
0.100%, 12/09/2014	4,630,000	4,629,113
PACCAR Financial Corp.
0.080%, 10/01/2014	4,944,000	4,944,000
0.070%, 10/22/2014	4,100,000	4,099,833
0.080%, 11/04/2014	800,000	799,940
0.120%, 12/12/2014	2,170,000	2,169,479
Toyota Motor Credit Corp.
0.100%, 10/17/2014	7,726,000	7,725,657
0.120%, 11/06/2014	4,753,000	4,752,430
0.100%, 11/26/2014	2,753,000	2,752,572

		42,536,395

Computer Software & Services (0.64%)
Microsoft Corp. (a)
0.070%, 11/05/2014	1,900,000	1,899,871

Consumer & Marketing (2.55%)
Procter & Gamble Co., The (a)
0.090%, 12/03/2014	7,562,000	7,560,809

Financial Services (6.41%)
General Electric Capital Corp.
0.080%, 10/31/2014	14,978,000	14,977,001
Wells Fargo & Co.
0.140%, 12/17/2014	4,041,000	4,039,790

		19,016,791

Government Agency Securities (b) (25.46%)
Federal Home Loan Bank
0.065%, 10/03/2014	13,450,000	13,472,948
0.076%, 10/03/2014	11,500,000	11,476,955
0.070%, 10/10/2014	3,550,000	3,549,938
0.090%, 10/21/2014	14,500,000	14,499,275
0.005%, 10/24/2014	5,000,000	4,948,889
0.062%, 10/24/2014	4,100,000	4,140,907
0.075%, 10/24/2014	1,000,000	1,009,978
0.040%, 11/07/2014	2,875,000	2,874,882
0.040%, 11/12/2014	5,740,000	5,739,732
0.025%, 11/21/2014	5,000,000	4,999,823

	Principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
0.072%, 11/28/2014	$3,500,000	$3,499,594
0.031%, 12/24/2014	5,290,000	5,289,617

		75,502,538

Health Care (6.10%)
Abbott Laboratories (a)
0.100%, 12/15/2014	1,800,000	1,799,621
Merck & Co. Inc. (a)
0.070%, 10/15/2014	7,283,000	7,282,802
Roche Holdings Inc. (a)
0.110%, 10/27/2014	6,600,000	6,599,476
0.060%, 12/15/2014	2,404,000	2,403,700

		18,085,599

Machinery & Manufacturing (5.22%)
Caterpillar Finance Service Corp.
0.100%, 12/02/2014	15,473,000	15,470,335

Oil & Gas (8.80%)
Chevron Corp. (a)
0.070%, 10/29/2014	10,943,000	10,942,404
Exxon Mobil Corp.
0.060%, 10/16/2014	15,139,000	15,138,622

		26,081,026

	Shares	Value
Registered Investment Companies (3.33%)
JPMorgan U.S. Government Money Market Fund	9,876,896	$9,876,896

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
Retailers (5.04%)
Wal-Mart Stores Inc. (a)
0.090%, 10/30/2014	$14,950,000	$14,948,916

U.S. Government Obligations (11.13%)
U.S. Treasury Bill
0.020%, 10/23/2014	15,000,000	14,939,820
0.019%, 10/23/2014	3,000,000	3,059,963
0.007%, 12/26/2014	15,000,000	14,999,749

		32,999,532

Total Short-term Investments
(cost $ 297,871,646)		297,871,646

TOTAL INVESTMENTS (100.46%)
(cost $ 297,871,646)		297,871,646
LIABILITIES, NET OF OTHER ASSETS (-0.46%)		(1,376,923)

NET ASSETS (100.00%)		$296,494,723

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

conservative over time. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000 Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2014, the Tax Advantaged Bond Fund did not have any commitments for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2014:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$453,769,987	$—	$—	$453,769,987
Short-term Investments	12,637,803	—	—	12,637,803
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	269,784,896	—	—	269,784,896
Short-term Investments	4,860,579	—	—	4,860,579
International Equity Fund					—	(7,762)	—	(7,762)
Common Stocks (a)	—	135,915,386	—	135,915,386
Preferred Stocks (a)	—	1,857,027	—	1,857,027
Short-term Investments	4,964,703	—	—	4,964,703
S&P 500 Index Fund					(185,923)	—	—	(185,923)
Common Stocks (a)	961,359,073	—	—	961,359,073
Short-term Investments	22,204,820	—	—	22,204,820
Small Cap Index Fund					(261,341)	—	—	(261,341)
Common Stocks (a)	404,435,585	17,537	25,844	404,478,966
Short-term Investments	12,226,564	775,000	—	13,001,564
International Index Fund					(27,056)	(47,716)	—	(74,772)
Common Stocks (a)	—	251,241,924	0	251,241,924
Preferred Stocks (a)	—	1,545,063	—	1,545,063
Short-term Investments	3,090,106	—	—	3,090,106
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	285,194,656	—	—	285,194,656
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	466,752,212	—	466,752,212
Agency Commercial Mortgage-Backed Securities	—	66,118,533	—	66,118,533
Agency Mortgage-Backed Securities	—	54,097,509	—	54,097,509
Agency Notes & Bonds	—	7,787,957	—	7,787,957
U.S. Treasury Obligations	—	98,900,548	—	98,900,548
Short-term Investments	14,383,893	—	—	14,383,893

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$474,019,666	$—	$474,019,666
Short-term Investments	23,071,910	—	—	23,071,910
Money Market Fund					—	—	—	—
Short-term Investments	9,876,896	287,994,750	—	297,871,646
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,170,705,000	—	1,170,705,000
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,917,732,824	—	1,917,732,824
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,797,470,080	—	1,797,470,080
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,319,022,598	—	1,319,022,598
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	236,130,980	—	236,130,980

On December 31, 2013, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price, because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2014, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2014 at $137,009,296 were transferred from Level 1 to Level 2 in the International Equity Fund and $252,781,929 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2014 as compared to December 31, 2013.

The following is a reconciliation of investments in which significant unobervable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$6,216
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,662)
Purchases	—
Issuances	25,844
Sales	—
Transfers in (a)	—
Transfers out (a)	(1,554)

Balance as of September 30, 2014	$25,844

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the period ended September 30, 2014. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2013 or for the period ended September 30, 2014.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

The performance of a Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. In addition, the Feeder Funds, through their investments in the Master Portfolios (that in turn, invest in the Underlying Funds), are subject to the risks of the Underlying Funds. Schedules of investments for the Underlying Funds are available, without charge, on the SEC’s website at “http://www.sec.gov.” For more information on the Master Portfolios’ investment allocations among the Underlying Funds, please refer to the MIP section found later in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2014 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	74.02%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	67.28%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	67.83%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	64.53%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	56.67%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

6.	Income Taxes

As of September 30, 2014, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$373,779,237	$99,089,762	$(6,461,209)	$92,628,553
Small/Mid Cap Equity Fund	247,918,080	38,783,660	(12,056,265)	26,727,395
International Equity Fund	122,133,707	26,290,240	(5,686,831)	20,603,409
S&P 500 Index Fund	564,212,124	428,264,281	(8,912,512)	419,351,769
Small Cap Index Fund	330,091,142	127,308,065	(39,918,677)	87,389,388
International Index Fund	203,491,031	77,665,680	(25,279,618)	52,386,062
Equity and Bond Fund	243,391,551	41,803,105	—	41,803,105
Bond Fund	694,765,427	20,603,497	(7,328,272)	13,275,225
Tax Advantaged Bond Fund	481,147,990	18,203,027	(2,259,441)	15,943,586
Money Market Fund	297,871,646	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 37.8%
Active Stock Master Portfolio	$254,233,729	$254,233,729
BlackRock Commodity Strategies Fund	6,058,199	55,190,196
BlackRock Emerging Markets Fund, Inc.	1,618,651	32,777,689
International Tilts Master Portfolio	$103,490,919	103,490,919
iShares Cohen & Steers REIT ETF	46,500	3,927,855
iShares International Developed Real Estate ETF	25,000	751,000
iShares MSCI Canada ETF (b)	326,757	10,031,440
iShares MSCI EAFE Small-Cap ETF	305,887	14,835,520
Master Small Cap Index Series	$65,203,839	65,203,839
Russell 1000® Index Master Portfolio	$58,149,898	58,149,898

		598,592,085

Fixed Income Funds - 61.9%
CoreAlpha Bond Master Portfolio	$829,055,938	829,055,938
iShares TIPS Bond ETF	1,336,776	149,812,486

		978,868,424

Short-Term Securities - 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	3,378,827	3,378,827
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	2,825,550	2,825,550

		6,204,377

Total Affiliated Investment Companies
(Cost - $1,292,346,166*) - 100.1%		1,583,664,886
Liabilities in Excess of Other Assets - (0.1)%		(1,985,904)

Net Assets - 100.0%		$1,581,678,982

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,293,881,818

Gross unrealized appreciation	$298,459,041
Gross unrealized depreciation	(8,675,973)

Net unrealized appreciation	$289,783,068

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$301,116,371	—	$(46,882,642)[1]	$254,233,729	$254,233,729	$3,037,097	$42,910,188
ACWI ex-US Index Master Portfolio[2]	$21,332,804	—	$(21,332,804)[1]	—	—	$130,285	$481,480
BlackRock Cash Funds: Institutional, SL Agency Shares	24,241,785	—	(20,862,958)[1]	3,378,827	$3,378,827	$2,563	—
BlackRock Cash Funds: Prime, SL Agency Shares	3,861,905	—	(1,036,335)[1]	2,825,550	$2,825,550	$15,548	—
BlackRock Commodity Strategies Fund	6,117,587	398,610	(457,997)	6,058,199	$55,190,196	—	$(388,389)
BlackRock Emerging Markets Fund, Inc.	779,979	884,010	(45,338)	1,618,651	$32,777,689	—	$38,777

79

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

CoreAlpha Bond Master Portfolio	$829,309,521	—		$(253,583)[1]	$829,055,938	$829,055,938	$15,819,215	$5,023,848
International Tilts Master Portfolio	$52,994,384	$50,496,535	[3]	—	$103,490,919	$103,490,919	$2,511,732	$(278,755)
iShares Cohen & Steers REIT ETF	—	46,500		—	46,500	$3,927,855	—	—
iShares International Developed Real Estate ETF	—	25,000		—	25,000	$751,000	—	—
iShares MSCI Canada ETF	300,512	35,166		(8,921)	326,757	$10,031,440	$77,752	$17,321
iShares MSCI EAFE ETF[2]	515,589	—		(515,589)	—	—	—	$12,245,156
iShares MSCI EAFE Small-Cap ETF	316,636	9,848		(20,597)	305,887	$14,835,520	$178,939	$144,645
iShares MSCI Emerging Markets ETF[2]	282,562	—		(282,562)	—	—	—	$3,708,467
iShares TIPS Bond ETF	1,368,622	45,580		(77,426)	1,336,776	$149,812,486	$2,413,914	$(427,348)
Master Small Cap Index Series	$74,174,910	—		$(8,971,071)[1]	$65,203,839	$65,203,839	$657,550	$4,444,644
Russell 1000 Index Master Portfolio	$11,344,510	$46,805,388	[3]	—	$58,149,898	$58,149,898	$684,668	$377,601

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the LifePath Master Portfolio as of report date.

[3]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

80

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2014

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$273,530,563	$1,310,134,323	—	$1,583,664,886

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $2,825,550 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

81

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 49.6%
Active Stock Master Portfolio	$628,774,405	$628,774,405
BlackRock Commodity Strategies Fund	11,107,304	101,187,540
BlackRock Emerging Markets Fund, Inc.	4,042,526	81,861,147
International Tilts Master Portfolio	$255,808,603	255,808,603
iShares Cohen & Steers REIT ETF	424,076	35,821,700
iShares International Developed Real Estate ETF	1,185,387	35,609,025
iShares MSCI Canada ETF (b)	833,480	25,587,836
iShares MSCI EAFE Small-Cap ETF	755,226	36,628,461
Master Small Cap Index Series	$105,084,009	105,084,009
Russell 1000® Index Master Portfolio	$106,447,504	106,447,504

		1,412,810,230

Fixed Income Funds - 50.4%
CoreAlpha Bond Master Portfolio	$1,236,739,109	1,236,739,109
iShares TIPS Bond ETF	1,779,833	199,465,885

		1,436,204,994

Short-Term Securities - 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	3,327,999	3,327,999
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	9,733,500	9,733,500

		13,061,499

Total Affiliated Investment Companies
(Cost - $2,541,488,754*) - 100.4%		2,862,076,723
Liabilities in Excess of Other Assets - (0.4)%		(11,831,999)

Net Assets - 100.0%		$2,850,244,724

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,800,916,314

Gross unrealized appreciation	$332,958,084
Gross unrealized depreciation	(271,797,675)

Net unrealized appreciation	$61,160,409

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$734,517,624	—		$(105,743,219)[1]	$628,774,405	$628,774,405	$7,595,575	$107,156,058
ACWI ex-US Index Master Portfolio[2]	$31,390,459	—		$(31,390,459)[1]	—	—	$189,578	$698,088
BlackRock Cash Funds: Institutional, SL Agency Shares	40,527,090	—		(37,199,091)[1]	3,327,999	$3,327,999	$4,771	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,350,735	3,382,765	[3]	—	9,733,500	$9,733,500	$42,609	—
BlackRock Commodity Strategies Fund	$11,033,370	1,023,234		(949,299)	11,107,304	$101,187,540	—	$(1,599,074)
BlackRock Emerging Markets Fund, Inc.	1,998,897	2,191,254		(147,625)	4,042,526	$81,861,147	—	$244,565
CoreAlpha Bond Master Portfolio	$1,188,795,466	$47,943,643	[3]	—	$1,236,739,109	$1,236,739,109	$22,989,883	$7,345,268

82

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

International Tilts Master Portfolio	$133,430,820	$122,377,783	[3]	—	$255,808,603	$255,808,603	$6,327,581	$(691,686)
iShares Cohen & Steers REIT ETF	440,037	26,099		(42,060)	424,076	$35,821,700	$828,037	$562,550
iShares International Developed Real Estate ETF	1,210,918	43,286		(68,817)	1,185,387	$35,609,026	$1,016,585	$269,002
iShares MSCI Canada ETF	851,740	21,293		(39,553)	833,480	$25,587,836	$199,288	$(196,867)
iShares MSCI EAFE ETF[2]	1,555,425	—		(1,555,425)	—	—	—	$69,524,095
iShares MSCI EAFE Small-Cap ETF	754,858	36,149		(35,781)	755,226	$36,628,461	$438,533	$499,582
iShares MSCI Emerging Markets ETF[2]	811,846	—		(811,846)	—	—	—	$13,446,786
iShares TIPS Bond ETF	1,738,491	139,475		(98,133)	1,779,833	$199,465,884	$3,103,482	$(1,680,646)
Master Small Cap Index Series	$115,162,753	—		$(10,078,744)[1]	$105,084,009	$105,084,009	$1,026,374	$6,941,495
Russell 1000® Index Master Portfolio	$18,841,005	$87,606,499	[3]	—	$106,447,504	$106,447,504	$1,289,116	$709,458

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the LifePath Master Portfolio as of report date.

[3]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

83

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2014

(Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$529,223,093	$2,332,853,630	—	$2,862,076,723

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $9,733,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

84

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 65.7%
Active Stock Master Portfolio	$749,734,451	$749,734,451
BlackRock Commodity Strategies Fund	10,860,987	98,943,588
BlackRock Emerging Markets Fund, Inc.	4,902,602	99,277,699
International Tilts Master Portfolio	$323,234,071	323,234,071
iShares Cohen & Steers REIT ETF (b)	904,340	76,389,600
iShares International Developed Real Estate ETF	2,471,580	74,246,263
iShares MSCI Canada ETF (b)	1,074,033	32,972,813
iShares MSCI EAFE Small-Cap ETF	975,199	47,297,152
Master Small Cap Index Series	$76,636,851	76,636,851
Russell 1000® Index Master Portfolio	$161,222,841	161,222,841

		1,739,955,329

Fixed Income Funds - 34.1%
CoreAlpha Bond Master Portfolio	$805,910,676	805,910,676
iShares TIPS Bond ETF	876,553	98,235,295

		904,145,971

Short-Term Securities - 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	5,384,054	5,384,054
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	13,611,450	13,611,450

		18,995,504

Total Affiliated Investment Companies
(Cost - $2,314,684,746*) - 100.5%		2,663,096,804
Liabilities in Excess of Other Assets - (0.5)%		(13,085,579)

Net Assets - 100.0%		$2,650,011,225

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,332,978,128

Gross unrealized appreciation	$359,357,584
Gross unrealized depreciation	(29,238,908)

Net unrealized appreciation	$330,118,676

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$883,697,843	—		$(133,963,392)[1]	$749,734,451	$749,734,451	$9,079,447	$127,992,400
ACWI ex-US Index Master Portfolio[2]	$52,940,137	—		$(52,940,137)[1]	—	—	$311,549	$1,131,643
BlackRock Cash Funds: Institutional, SL Agency Shares	59,018,753	—		(53,634,699)[1]	5,384,054	$5,384,054	$5,151	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,041	3,987,409	[3]	—	13,611,450	$13,611,450	$48,414	—
BlackRock Commodity Strategies Fund	10,830,777	1,300,366		(1,270,156)	10,860,987	$98,943,588	—	$(2,195,472)
BlackRock Emerging Markets Fund, Inc.	2,516,085	2,815,036		(428,518)	4,902,602	$99,277,699	—	$836,092

85

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

CoreAlpha Bond Master Portfolio	$777,088,211	$28,822,465	[3]	—	$805,910,676	$805,910,676	$15,025,474	$4,827,178
International Tilts Master Portfolio	$165,412,631	$157,821,440	[3]	—	$323,234,071	$323,234,071	$7,943,143	$(845,200)
iShares Cohen & Steers REIT ETF	951,541	72,562		(119,763)	904,340	$76,389,600	$1,790,701	$906,016
iShares International Developed Real Estate ETF	2,422,429	223,871		(174,720)	2,471,580	$74,246,263	$2,123,388	$(362,018)
iShares MSCI Canada ETF	1,012,839	153,172		(91,978)	1,074,033	$32,972,813	$248,617	$(363,081)
iShares MSCI EAFE ETF[2]	1,843,415	—		(1,843,415)	—	—	—	$80,930,401
iShares MSCI EAFE Small-Cap ETF	973,793	74,513		(73,107)	975,199	$47,297,152	$574,839	$974,548
iShares MSCI Emerging Markets ETF[2]	954,459	—		(954,459)	—	—	—	$12,729,495
iShares TIPS Bond ETF	863,157	83,243		(69,847)	876,553	$98,235,295	$1,543,954	$(1,197,457)
Master Small Cap Index Series	$87,580,909	—		$(10,944,058)[1]	$76,636,851	$76,636,851	$762,911	$5,157,303
Russell 1000® Index Master Portfolio	$48,110,697	$113,112,144	[3]	—	$161,222,841	$161,222,841	$2,020,290	$1,120,050

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the LifePath Master Portfolio as of report date.

[3]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

86

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2014

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$546,357,914	$2,116,738,890	—	$2,663,096,804

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $13,611,450 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

87

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 78.5%
Active Stock Master Portfolio	$662,724,316	$662,724,316
BlackRock Commodity Strategies Fund	8,705,018	79,302,710
BlackRock Emerging Markets Fund, Inc.	4,520,074	91,531,503
International Tilts Master Portfolio	$300,708,418	300,708,418
iShares Cohen & Steers REIT ETF	1,014,785	85,718,889
iShares International Developed Real Estate ETF	2,773,584	83,318,463
iShares MSCI Canada ETF (b)	988,705	30,353,244
iShares MSCI EAFE Small-Cap ETF	925,904	44,906,344
Master Small Cap Index Series	$49,449,686	49,449,686
Russell 1000® Index Master Portfolio	$176,056,341	176,056,341

		1,604,069,914

Fixed Income Funds - 21.4%
CoreAlpha Bond Master Portfolio	$419,033,843	419,033,843
iShares TIPS Bond ETF	153,016	17,148,503

		436,182,346

Short-Term Securities - 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	4,024,779	4,024,779
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	11,025,000	11,025,000

		15,049,779

Total Affiliated Investment Companies
(Cost - $1,754,135,057*) - 100.6%		2,055,302,039
Liabilities in Excess of Other Assets - (0.6)%		(11,294,608)

Net Assets - 100.0%		$2,044,007,431

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,776,168,649

Gross unrealized appreciation	$309,681,456
Gross unrealized depreciation	(30,548,066)

Net unrealized appreciation	$279,133,390

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$799,127,066	—		$(136,402,750)[1]	$662,724,316	$662,724,316	$8,055,095	$113,648,371
ACWI ex-US Index Master Portfolio[2]	$46,818,008	—		$(46,818,008)[1]	$—	—	$282,727	$1,043,013
BlackRock Cash Funds: Institutional, SL Agency Shares	33,479,740	—		(29,454,961)[1]	4,024,779	$4,024,779	$4,098	—
BlackRock Cash Funds: Prime, SL Agency Shares	5,267,073	5,757,927	[3]	—	11,025,000	$11,025,000	$63,621	—
BlackRock Commodity Strategies Fund	8,674,420	939,968		(909,371)	8,705,018	$79,302,710	—	$(1,710,695)
BlackRock Emerging Markets Fund, Inc.	2,360,437	2,602,537		(442,900)	4,520,074	$91,531,503	—	$986,362

88

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

CoreAlpha Bond Master Portfolio	$401,864,037	$17,169,806	[3]	—	$419,033,843	$419,033,843	$7,728,302	$2,482,246
International Tilts Master Portfolio	$154,522,993	$146,185,425	[3]	—	$300,708,418	$300,708,418	$7,373,318	$(789,122)
iShares Cohen & Steers REIT ETF	1,112,408	114,704		(212,327)	1,014,785	$85,718,889	$1,979,500	$1,687,197
iShares International Developed Real Estate ETF	2,633,592	386,337		(246,345)	2,773,584	$83,318,463	$2,414,119	$(900,207)
iShares MSCI Canada ETF	958,137	119,803		(89,235)	988,705	$30,353,244	$228,209	$(427,320)
iShares MSCI EAFE ETF[2]	1,749,865	—		(1,749,865)	—	—	—	$74,759,364
iShares MSCI EAFE Small-Cap ETF	901,955	86,913		(62,964)	925,904	$44,906,344	$533,421	$824,478
iShares MSCI Emerging Markets ETF[2]	896,775	—		(896,775)	—	—	—	$10,563,600
iShares TIPS Bond ETF	165,134	8,002		(20,120)	153,016	$17,148,503	$280,927	$(369,978)
Master Small Cap Index Series	$54,999,126	—		$(5,549,440)[1]	$49,449,686	$49,449,686	$471,379	$3,197,128
Russell 1000® Index Master Portfolio	$66,301,350	$109,754,991	[2]	$—	$176,056,341	$176,056,341	$2,266,062	$1,260,612

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the LifePath Master Portfolio as of report date.

[3]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

89

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2014

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$447,329,435	$1,607,972,604	—	$2,055,302,039

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $11,025,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

90

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 89.1%
Active Stock Master Portfolio	$149,657,959	$149,657,959
BlackRock Commodity Strategies Fund	1,754,236	15,981,090
BlackRock Emerging Markets Fund, Inc.	1,052,567	21,314,488
International Tilts Master Portfolio	$70,589,536	70,589,536
iShares Cohen & Steers REIT ETF	258,154	21,806,268
iShares International Developed Real Estate ETF	709,252	21,305,930
iShares MSCI Canada ETF (b)	222,027	6,816,229
iShares MSCI EAFE Small-Cap ETF	217,702	10,558,547
Master Small Cap Index Series	$8,485,017	8,485,017
Russell 1000® Index Master Portfolio	$44,568,042	44,568,042

		371,083,106

Fixed Income Fund - 10.6%
CoreAlpha Bond Master Portfolio	$43,946,585	43,946,585

Short-Term Securities – 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)	975,343	975,343
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	3,778,677	3,778,677

		4,754,020

Total Affiliated Investment Companies
(Cost - $363,982,922*) - 100.8%		419,783,711
Liabilities in Excess of Other Assets - (0.8)%		(3,138,670)

Net Assets - 100.0%		$416,645,041

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$365,132,371

Gross unrealized appreciation	$57,037,468
Gross unrealized depreciation	(2,386,128)

Net unrealized appreciation	$54,651,340

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$176,775,516	—		$(27,117,557)[1]	$149,657,959	$149,657,959	$1,695,356	$23,832,057
ACWI ex-US Index Master Portfolio[2]	$27,522,238	—		$(27,522,238)[1]	—	—	$159,298	$595,060
BlackRock Cash Funds: Institutional, SL Agency Shares	5,872,036	—		(4,896,693)[1]	975,343	$975,343	$972	—
BlackRock Cash Funds: Prime, SL Agency Shares	859,378	2,919,299	[3]	—	3,778,677	$3,778,677	$14,416	—
BlackRock Commodity Strategies Fund	1,705,352	344,844		(295,960)	1,754,236	$15,981,090	—	$(347,768)
BlackRock Emerging Markets Fund, Inc.	539,560	561,763		(48,756)	1,052,567	$21,314,488	—	$23,843
CoreAlpha Bond Master Portfolio	$40,230,315	$3,716,270	[3]	—	$43,946,585	$43,946,585	$748,631	$238,104

91

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)

International Tilts Master Portfolio	$36,382,911	$34,206,625	[3]	—	$70,589,536	$70,589,536	$1,638,169	$(192,200)
iShares Cohen & Steers REIT ETF	260,332	72,301		(74,479)	258,154	$21,806,268	$475,404	$(7,401)
iShares International Developed Real Estate ETF	725,825	114,023		(130,596)	709,252	$21,305,930	$591,918	$(357,010)
iShares MSCI Canada ETF	209,515	49,551		(37,039)	222,027	$6,816,229	$50,809	$(26,529)
iShares MSCI EAFE ETF[2]	211,392	—		(211,392)	—	—	—	$3,846,398
iShares MSCI EAFE Small-Cap ETF	203,079	48,082		(33,459)	217,702	$10,558,547	$118,527	$258,832
iShares MSCI Emerging Markets ETF[2]	113,169	—		(113,169)	—	—	—	$452,035
Master Small Cap Index Series	$8,543,922	—		$(58,905)[1]	$8,485,017	$8,485,017	$72,384	$500,962
Russell 1000® Index Master Portfolio	$21,543,179	$23,024,863	[3]	—	$44,568,042	$44,568,042	$575,705	$318,184

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the LifePath Master Portfolio as of report date.

[3]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

92

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2014

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access.

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$102,536,572	$317,247,139	—	$419,783,711

The LifePath Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $3,778,677 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

93

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of five series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 25, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date November 25, 2014